UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05628
Name of Registrant: Vanguard Malvern Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: December 31, 2016
Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments (unaudited)

As of December 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (4.9%)
	Best Buy Co. Inc.	204,656	8,733
	Lear Corp.	61,392	8,126
	International Game Technology plc	298,848	7,627
*	Liberty Media Corp-Liberty SiriusXM Class A	212,974	7,352
	Target Corp.	97,543	7,046
*	Cooper-Standard Holdings Inc.	60,381	6,242
	Darden Restaurants Inc.	66,735	4,853
	Garmin Ltd.	74,622	3,618
	Whirlpool Corp.	18,346	3,335
*	Burlington Stores Inc.	26,257	2,225
	News Corp. Class B	183,269	2,163
	Regal Entertainment Group Class A	101,371	2,088
	Children's Place Inc.	20,317	2,051
	Cooper Tire & Rubber Co.	44,549	1,731
	PVH Corp.	17,331	1,564
*	Iconix Brand Group Inc.	151,064	1,411
*	Liberty Media Corp-Liberty SiriusXM Class C	39,472	1,339
	Rent-A-Center Inc.	71,511	804
	AMC Entertainment Holdings Inc.	19,906	670
	Callaway Golf Co.	49,027	537
	Barnes & Noble Inc.	33,315	371
	International Speedway Corp. Class A	7,989	294
			74,180
Consumer Staples (7.5%)
	Procter & Gamble Co.	255,452	21,478
	Wal-Mart Stores Inc.	278,974	19,283
	Philip Morris International Inc.	108,305	9,909
	Tyson Foods Inc. Class A	146,534	9,038
	Colgate-Palmolive Co.	136,886	8,958
	Conagra Brands Inc.	209,251	8,276
	Dean Foods Co.	357,687	7,790
	Universal Corp.	79,363	5,059
	PepsiCo Inc.	43,789	4,582
	Nu Skin Enterprises Inc. Class A	80,526	3,848
	Ingredion Inc.	30,591	3,823
	Fresh Del Monte Produce Inc.	59,788	3,625
*	Post Holdings Inc.	27,619	2,220
	Ingles Markets Inc. Class A	44,457	2,138
*	Omega Protein Corp.	48,477	1,214
	Walgreens Boots Alliance Inc.	11,647	964
*,^ Herbalife Ltd.		12,430	598
	SpartanNash Co.	11,382	450
	Mondelez International Inc. Class A	7,166	318
			113,571
Energy (12.9%)
	Exxon Mobil Corp.	535,279	48,314
	Chevron Corp.	190,324	22,401
	Devon Energy Corp.	228,485	10,435

	Valero Energy Corp.	136,115	9,299
	Cimarex Energy Co.	63,199	8,589
	Apache Corp.	134,105	8,512
*	Energen Corp.	145,158	8,371
*	Newfield Exploration Co.	189,330	7,668
*	Rowan Cos. plc Class A	375,482	7,093
	Schlumberger Ltd.	78,518	6,592
^	Ship Finance International Ltd.	443,204	6,582
*,^ EP Energy Corp. Class A		922,146	6,040
	Ensco plc Class A	544,225	5,290
*	Transocean Ltd.	325,046	4,791
*	Denbury Resources Inc.	1,125,646	4,142
*	Laredo Petroleum Inc.	275,930	3,902
*	Sanchez Energy Corp.	395,855	3,575
	Baker Hughes Inc.	54,424	3,536
	Occidental Petroleum Corp.	42,405	3,021
*	Diamond Offshore Drilling Inc.	165,382	2,927
*	Rice Energy Inc.	120,818	2,579
*	Chesapeake Energy Corp.	284,672	1,998
	Spectra Energy Corp.	43,259	1,778
^	RPC Inc.	71,443	1,415
*,^ Seadrill Ltd.		353,602	1,206
	EOG Resources Inc.	11,398	1,152
*	McDermott International Inc.	145,119	1,072
*	Gulfport Energy Corp.	44,809	970
	Scorpio Tankers Inc.	180,902	819
*	International Seaways Inc.	58,011	814
*	Overseas Shipholding Group Inc. Class A	174,033	667
			195,550
Financials (27.2%)
	JPMorgan Chase & Co.	547,416	47,237
	Bank of America Corp.	1,649,069	36,444
*	Berkshire Hathaway Inc. Class B	184,837	30,125
	Citigroup Inc.	506,504	30,102
	Wells Fargo & Co.	419,811	23,136
	American Express Co.	201,487	14,926
	Prudential Financial Inc.	132,382	13,776
	Capital One Financial Corp.	152,662	13,318
	Bank of New York Mellon Corp.	280,105	13,271
	PNC Financial Services Group Inc.	107,604	12,585
	Goldman Sachs Group Inc.	49,940	11,958
	Discover Financial Services	154,040	11,105
	Aflac Inc.	156,970	10,925
	Fifth Third Bancorp	404,608	10,912
	Regions Financial Corp.	705,802	10,135
	US Bancorp	187,146	9,614
	Everest Re Group Ltd.	39,124	8,466
	Navient Corp.	511,754	8,408
*	E*TRADE Financial Corp.	229,877	7,965
	Universal Insurance Holdings Inc.	278,526	7,910
	Assured Guaranty Ltd.	206,872	7,814
*	Walker & Dunlop Inc.	236,382	7,375
	SunTrust Banks Inc.	117,854	6,464
	State Street Corp.	78,216	6,079
	Reinsurance Group of America Inc. Class A	47,614	5,991
*	INTL. FCStone Inc.	147,113	5,826
	Unum Group	115,558	5,076

RenaissanceRe Holdings Ltd.	31,012	4,224
* Flagstar Bancorp Inc.	153,177	4,127
Heritage Insurance Holdings Inc.	237,739	3,725
^ Banc of California Inc.	196,226	3,404
Primerica Inc.	42,158	2,915
Thomson Reuters Corp.	63,125	2,764
Ameriprise Financial Inc.	23,506	2,608
Travelers Cos. Inc.	19,609	2,401
* HomeStreet Inc.	75,148	2,375
Maiden Holdings Ltd.	97,628	1,704
Torchmark Corp.	15,113	1,115
Popular Inc.	24,520	1,074
American International Group Inc.	12,566	821
* World Acceptance Corp.	12,400	797
Federal Agricultural Mortgage Corp.	11,430	655
Nelnet Inc. Class A	5,725	291
Arlington Asset Investment Corp. Class A	17,754	263
		412,206
Health Care (9.7%)
Johnson & Johnson	344,916	39,738
Merck & Co. Inc.	391,036	23,020
Pfizer Inc.	452,202	14,688
Baxter International Inc.	222,563	9,868
Aetna Inc.	71,410	8,856
* HCA Holdings Inc.	114,496	8,475
* WellCare Health Plans Inc.	58,877	8,071
* Quintiles IMS Holdings Inc.	100,105	7,613
* Express Scripts Holding Co.	106,366	7,317
Medtronic plc	71,922	5,123
* INC Research Holdings Inc. Class A	87,800	4,618
* Charles River Laboratories International Inc.	36,153	2,754
* Healthways Inc.	115,096	2,618
Bristol-Myers Squibb Co.	27,618	1,614
Danaher Corp.	14,178	1,104
Anthem Inc.	7,287	1,048
Eli Lilly & Co.	7,754	570
Hill-Rom Holdings Inc.	5,438	305
		147,400
Industrials (10.2%)
General Electric Co.	1,093,286	34,548
Delta Air Lines Inc.	188,835	9,289
L-3 Communications Holdings Inc.	55,990	8,517
Global Brass & Copper Holdings Inc.	245,364	8,416
SkyWest Inc.	230,193	8,391
Huntington Ingalls Industries Inc.	44,847	8,260
GATX Corp.	132,049	8,132
General Cable Corp.	419,363	7,989
Owens Corning	154,012	7,941
Spirit AeroSystems Holdings Inc. Class A	131,754	7,688
Alaska Air Group Inc.	74,907	6,646
BWX Technologies Inc.	138,367	5,493
Quad/Graphics Inc.	165,025	4,436
* Wabash National Corp.	213,225	3,373
United Technologies Corp.	28,967	3,175
* JetBlue Airways Corp.	140,340	3,146
* United Rentals Inc.	28,933	3,055

*	ACCO Brands Corp.	228,313	2,979
*	Chart Industries Inc.	76,999	2,773
	Copa Holdings SA Class A	25,579	2,323
	Expeditors International of Washington Inc.	32,378	1,715
	Masco Corp.	52,812	1,670
	Union Pacific Corp.	9,827	1,019
	Chicago Bridge & Iron Co. NV	21,000	667
*	DigitalGlobe Inc.	20,414	585
	Briggs & Stratton Corp.	25,840	575
	Ennis Inc.	31,967	555
*	Meritor Inc.	43,639	542
	Oshkosh Corp.	4,204	272
			154,170
Information Technology (9.4%)
	Intel Corp.	322,367	11,692
	Cisco Systems Inc.	379,527	11,469
	HP Inc.	730,856	10,846
*	Advanced Micro Devices Inc.	809,650	9,181
	NVIDIA Corp.	78,367	8,365
	SYNNEX Corp.	68,718	8,316
	Computer Sciences Corp.	136,373	8,103
*,^ VMware Inc. Class A		102,350	8,058
	Booz Allen Hamilton Holding Corp. Class A	215,756	7,782
*	Tech Data Corp.	90,788	7,688
	CDW Corp.	144,824	7,544
*	Sykes Enterprises Inc.	199,965	5,771
	Oracle Corp.	143,966	5,536
*	Sigma Designs Inc.	704,160	4,225
*	NeoPhotonics Corp.	342,560	3,703
*	TTM Technologies Inc.	269,712	3,676
*	Extreme Networks Inc.	638,887	3,214
	EarthLink Holdings Corp.	433,900	2,447
	QUALCOMM Inc.	33,481	2,183
*	NETGEAR Inc.	35,191	1,913
*	Amkor Technology Inc.	176,617	1,863
*	Cirrus Logic Inc.	29,477	1,667
*	CACI International Inc. Class A	12,924	1,606
*	NCR Corp.	39,289	1,594
	Applied Materials Inc.	47,965	1,548
*	Alpha & Omega Semiconductor Ltd.	59,521	1,266
	Avnet Inc.	13,443	640
	ManTech International Corp. Class A	12,108	512
			142,408
Materials (2.9%)
	Steel Dynamics Inc.	236,816	8,426
	Commercial Metals Co.	355,299	7,738
	Cabot Corp.	120,468	6,089
*	AK Steel Holding Corp.	479,451	4,895
	Rayonier Advanced Materials Inc.	262,550	4,059
	Chemours Co.	149,057	3,293
	Greif Inc. Class A	48,984	2,513
	Schnitzer Steel Industries Inc.	82,575	2,122
	International Paper Co.	34,945	1,854
*	Coeur Mining Inc.	198,639	1,806
*	Ryerson Holding Corp.	38,810	518
	Dow Chemical Co.	8,439	483

* Koppers Holdings Inc.	11,162	450
Innophos Holdings Inc.	5,358	280
		44,526
Real Estate (5.1%)
Hospitality Properties Trust	268,531	8,523
Lexington Realty Trust	742,628	8,020
Washington Prime Group Inc.	753,726	7,846
CBL & Associates Properties Inc.	676,386	7,778
Government Properties Income Trust	322,912	6,156
Senior Housing Properties Trust	273,346	5,175
DuPont Fabros Technology Inc.	116,570	5,121
Select Income REIT	183,467	4,623
Medical Properties Trust Inc.	292,353	3,596
Communications Sales & Leasing Inc.	112,764	2,865
Omega Healthcare Investors Inc.	62,781	1,963
Summit Hotel Properties Inc.	103,862	1,665
Sabra Health Care REIT Inc.	64,352	1,572
Brandywine Realty Trust	93,840	1,549
WP Carey Inc.	23,276	1,375
VEREIT Inc.	155,495	1,316
Global Net Lease Inc.	164,978	1,292
Macerich Co.	18,121	1,284
Care Capital Properties Inc.	43,728	1,093
Piedmont Office Realty Trust Inc. Class A	49,258	1,030
Getty Realty Corp.	32,044	817
CorEnergy Infrastructure Trust Inc.	17,262	602
NorthStar Realty Finance Corp.	27,743	420
NexPoint Residential Trust Inc.	15,010	335
Gladstone Commercial Corp.	15,664	315
New Senior Investment Group Inc.	28,851	283
		76,614
Telecommunication Services (3.5%)
AT&T Inc.	575,083	24,458
Verizon Communications Inc.	255,805	13,655
* T-Mobile US Inc.	137,964	7,934
* Sprint Corp.	328,962	2,770
Cincinnati Bell Inc.	110,214	2,463
CenturyLink Inc.	50,574	1,203
Windstream Holdings Inc.	119,897	879
		53,362
Utilities (6.0%)
Edison International	144,699	10,417
DTE Energy Co.	99,552	9,807
Entergy Corp.	128,163	9,416
FirstEnergy Corp.	293,826	9,100
CenterPoint Energy Inc.	360,085	8,872
MDU Resources Group Inc.	294,043	8,460
UGI Corp.	171,319	7,894
National Fuel Gas Co.	115,778	6,558
PPL Corp.	175,523	5,977
AES Corp.	430,489	5,002
Southwest Gas Corp.	62,556	4,793
ONE Gas Inc.	37,797	2,418
NiSource Inc.	76,827	1,701
Ameren Corp.	12,035	631

Hawaiian Electric Industries Inc.			10,499	347
				91,393
Total Common Stocks (Cost $1,242,821)				1,505,380
	Coupon
Temporary Cash Investments (1.5%)1
Money Market Fund (1.4%)
2,3 Vanguard Market Liquidity Fund	0.823%		214,921	21,494

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 United States Treasury Bill	0.310%	2/2/17	1,000	1,000
Total Temporary Cash Investments (Cost $22,493)				22,494
Total Investments (100.8%) (Cost $1,265,314)				1,527,874
Other Assets and Liabilities-Net (-0.8%)3				(12,874)
Net Assets (100%)				1,515,000

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,547,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $13,403,000 of collateral received for securities on loan.
4 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,505,380	—	—
Temporary Cash Investments	21,494	1,000	—
Futures Contracts—Liabilities[1]	(31)	—	—
Total	1,526,843	1,000	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini S&P 500 Index	March 2017	69	7,715	(61)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2016, the cost of investment securities for tax purposes was $1,265,314,000. Net unrealized appreciation of investment securities for tax purposes was $262,560,000, consisting of unrealized gains of $277,872,000 on securities that had risen in value since their purchase and $15,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments (unaudited)

As of December 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (98.9%)
Consumer Discretionary (7.9%)
SES SA Class A	599,312	13,186
VF Corp.	213,800	11,406
Las Vegas Sands Corp.	202,470	10,814
John Wiley & Sons Inc. Class A	176,627	9,626
Ralph Lauren Corp. Class A	89,117	8,049
Delphi Automotive plc	117,029	7,882
* Toll Brothers Inc.	225,600	6,994
* Global Brands Group Holding Ltd.	39,552,000	5,232
Melco Crown Entertainment Ltd. ADR	145,700	2,317
		75,506
Consumer Staples (3.4%)
British American Tobacco plc	278,707	15,796
Coty Inc. Class A	576,194	10,550
* Hostess Brands Inc.	489,900	6,369
		32,715
Energy (12.5%)
Halliburton Co.	315,895	17,087
Anadarko Petroleum Corp.	237,377	16,552
HollyFrontier Corp.	315,672	10,342
Canadian Natural Resources Ltd.	302,541	9,645
Cabot Oil & Gas Corp.	411,654	9,616
Marathon Oil Corp.	501,143	8,675
Pioneer Natural Resources Co.	47,543	8,561
Helmerich & Payne Inc.	102,065	7,900
Baker Hughes Inc.	87,900	5,711
* Diamondback Energy Inc.	54,732	5,531
Hess Corp.	82,598	5,145
* Southwestern Energy Co.	474,375	5,133
* QEP Resources Inc.	261,226	4,809
* Trican Well Service Ltd.	855,896	2,932
* Cobalt International Energy Inc.	1,035,954	1,264
		118,903
Financials (24.0%)
MetLife Inc.	705,775	38,034
Citigroup Inc.	588,016	34,946
Wells Fargo & Co.	521,474	28,738
PNC Financial Services Group Inc.	242,330	28,343
American International Group Inc.	272,260	17,781
Principal Financial Group Inc.	297,827	17,232
Arthur J Gallagher & Co.	319,082	16,580
Raymond James Financial Inc.	195,791	13,563
M&T Bank Corp.	85,143	13,319
Unum Group	292,280	12,840
XL Group Ltd.	184,300	6,867
		228,243
Health Care (11.4%)
Bristol-Myers Squibb Co.	304,665	17,805

*	Mylan NV	450,007	17,168
	McKesson Corp.	106,082	14,899
*	Allergan plc	62,196	13,062
*	Envision Healthcare Corp.	184,290	11,664
*	Biogen Inc.	31,099	8,819
	Teva Pharmaceutical Industries Ltd. ADR	202,621	7,345
*	Regeneron Pharmaceuticals Inc.	15,100	5,543
	Eli Lilly & Co.	69,900	5,141
*,^ TESARO Inc.		31,719	4,265
*	Alder Biopharmaceuticals Inc.	125,258	2,605
			108,316
Industrials (8.4%)
	CSX Corp.	437,471	15,718
*	Genesee & Wyoming Inc. Class A	186,292	12,931
*	IHS Markit Ltd.	363,663	12,877
	JB Hunt Transport Services Inc.	88,100	8,552
	Eaton Corp. plc	124,397	8,346
	Herman Miller Inc.	225,800	7,722
	Sanwa Holdings Corp.	785,100	7,467
	Steelcase Inc. Class A	348,939	6,246
			79,859
Information Technology (9.5%)
	Cisco Systems Inc.	514,334	15,543
*	Alphabet Inc. Class A	18,235	14,450
	Skyworks Solutions Inc.	190,782	14,244
	Western Digital Corp.	189,363	12,867
	Samsung Electronics Co. Ltd.	5,628	8,376
*	Genpact Ltd.	316,586	7,706
*	Envestnet Inc.	205,167	7,232
*	ARRIS International plc	179,581	5,411
	Silicon Motion Technology Corp. ADR	113,129	4,806
			90,635
Materials (6.2%)
	Celanese Corp. Class A	240,788	18,960
	Reliance Steel & Aluminum Co.	191,036	15,195
	CF Industries Holdings Inc.	355,794	11,200
	CRH plc	213,753	7,413
	Bemis Co. Inc.	76,783	3,672
*	Constellium NV Class A	518,683	3,060
			59,500
Other (0.2%)
*,1 Allstar Co-Invest LLC Private Placement		NA	1,713

Real Estate (6.7%)
	American Tower Corporation	187,890	19,856
	Host Hotels & Resorts Inc.	749,777	14,126
	Columbia Property Trust Inc.	528,781	11,422
	STORE Capital Corp.	373,512	9,229
	Taubman Centers Inc.	65,100	4,813
	Simon Property Group Inc.	26,900	4,779
			64,225
Telecommunication Services (2.4%)
	Verizon Communications Inc.	282,322	15,070
	Nippon Telegraph & Telephone Corp.	183,800	7,737
			22,807

Utilities (6.3%)
PG&E Corp.			280,453	17,043
Exelon Corp.			454,845	16,142
OGE Energy Corp.			343,102	11,477
Sempra Energy			79,942	8,045
Iberdrola SA			1,042,396	6,826
				59,533
Total Common Stocks (Cost $836,983)				941,955
Preferred Stocks (0.6%)
*,2 Lithium Technologies Inc. Pfd. (Cost $5,828)			1,195,700	5,692
	Coupon
Temporary Cash Investments (0.6%)
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund	0.823%		29,945	2,995

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.3%)
RBS Securities, Inc.
(Dated 12/30/16, Repurchase Value
$2,400,000, collateralized by U.S. Treasury
Note/Bond 0.625%, 4/30/18, with a value of
$2,450,000)	0.470%	1/3/17	2,400	2,400

Total Temporary Cash Investments (Cost $5,395)				5,395
Total Investments (100.1%) (Cost $848,206)				953,042
Other Assets and Liabilities-Net (-0.1%)[4]				(1,057)
Net Assets (100%)				951,985

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,918,000.
1 Restricted security represents 0.2% of net assets. Shares not applicable for this private placement.
2 Restricted security represents 0.6% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $2,995,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	868,209	72,033	1,713
Preferred Stocks	—	—	5,692
Temporary Cash Investments	2,995	2,400	—
Forward Currency Contracts—Assets	—	273	—
Forward Currency Contracts—Liabilities	—	(74)	—
Total	871,204	74,632	7,405

F. At December 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	3/15/17	GBP	4,340	USD	5,368	(9)
Citibank, N.A.	3/15/17	USD	8,994	EUR	8,413	105
Barclays Bank plc	3/15/17	USD	6,817	JPY	801,276	(65)
Barclays Bank plc	3/15/17	USD	5,527	GBP	4,340	168
						199

EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

G. At December 31, 2016, the cost of investment securities for tax purposes was $848,206,000. Net unrealized appreciation of investment securities for tax purposes was $104,836,000, consisting of unrealized gains of $142,764,000 on securities that had risen in value since their purchase and $37,928,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Inflation-Protected Securities Index Fund

Schedule of Investments (unaudited)

As of December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
United States Treasury Inflation Indexed Bonds	2.375%	1/15/17	541,629	648,929
United States Treasury Inflation Indexed Bonds	0.125%	4/15/17	1,604,557	1,710,892
United States Treasury Inflation Indexed Bonds	2.625%	7/15/17	471,978	563,556
United States Treasury Inflation Indexed Bonds	1.625%	1/15/18	504,522	597,249
United States Treasury Inflation Indexed Bonds	0.125%	4/15/18	1,815,927	1,915,567
United States Treasury Inflation Indexed Bonds	1.375%	7/15/18	512,677	596,252
United States Treasury Inflation Indexed Bonds	2.125%	1/15/19	474,656	564,471
United States Treasury Inflation Indexed Bonds	0.125%	4/15/19	1,880,150	1,963,535
United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	535,929	645,889
United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	657,763	772,956
United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	1,823,955	1,901,870
United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	1,021,570	1,195,479
United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,169,280	1,355,285
United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	1,570,218	1,610,497
United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,316,784	1,456,637
Total U.S. Government and Agency Obligations (Cost $17,468,012)				17,499,064
			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
[1] Vanguard Market Liquidity Fund (Cost $189,072)	0.823%		1,890,535	189,073
Total Investments (100.7%) (Cost $17,657,084)				17,688,137
Other Assets and Liabilities-Net (-0.7%)				(120,503)
Net Assets (100%)				17,567,634

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	17,499,064	—
Temporary Cash Investments	189,073	—	—
Total	189,073	17,499,064	—

C. At December 31, 2016, the cost of investment securities for tax purposes was $17,663,639,000. Net unrealized appreciation of investment securities for tax purposes was $24,498,000, consisting of unrealized gains of $55,588,000 on securities that had risen in value since their purchase and $31,090,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Intermediate-Term Bond Fund

Schedule of Investments (unaudited)

As of December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (60.0%)
U.S. Government Securities (30.6%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/21	119,028	122,081
	United States Treasury Inflation Indexed
	Bonds	0.625%	1/15/26	87,258	89,436
	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/26	112,327	109,419
	United States Treasury Note/Bond	0.625%	9/30/17	81,550	81,423
	United States Treasury Note/Bond	0.750%	10/31/17	100,000	99,906
	United States Treasury Note/Bond	0.625%	11/30/17	10,000	9,975
	United States Treasury Note/Bond	2.250%	11/30/17	650	658
	United States Treasury Note/Bond	1.000%	12/31/17	155,400	155,521
	United States Treasury Note/Bond	0.750%	1/31/18	79,000	78,840
	United States Treasury Note/Bond	1.000%	2/15/18	750	750
	United States Treasury Note/Bond	0.875%	3/31/18	30,000	29,962
	United States Treasury Note/Bond	1.000%	5/31/18	34,281	34,265
	United States Treasury Note/Bond	1.125%	6/15/18	3,000	3,003
	United States Treasury Note/Bond	1.000%	8/15/18	1,500	1,498
1	United States Treasury Note/Bond	0.750%	8/31/18	126,500	125,709
	United States Treasury Note/Bond	1.000%	9/15/18	151,000	150,669
	United States Treasury Note/Bond	1.125%	1/15/19	11,900	11,876
	United States Treasury Note/Bond	0.750%	2/15/19	97,330	96,357
	United States Treasury Note/Bond	1.375%	2/28/19	9,131	9,155
	United States Treasury Note/Bond	1.000%	3/15/19	59,700	59,383
	United States Treasury Note/Bond	0.875%	4/15/19	5,300	5,251
	United States Treasury Note/Bond	1.625%	4/30/19	16,173	16,297
	United States Treasury Note/Bond	1.125%	5/31/19	64,083	63,793
	United States Treasury Note/Bond	1.500%	5/31/19	42,200	42,391
	United States Treasury Note/Bond	0.875%	6/15/19	25,000	24,735
	United States Treasury Note/Bond	0.875%	7/31/19	8,100	8,005
	United States Treasury Note/Bond	0.750%	8/15/19	5,125	5,046
	United States Treasury Note/Bond	3.625%	8/15/19	706	747
	United States Treasury Note/Bond	1.000%	8/31/19	39,984	39,597
	United States Treasury Note/Bond	0.875%	9/15/19	28,100	27,736
	United States Treasury Note/Bond	1.750%	9/30/19	16,600	16,758
	United States Treasury Note/Bond	1.000%	11/15/19	65,075	64,272
	United States Treasury Note/Bond	3.375%	11/15/19	15,086	15,911
	United States Treasury Note/Bond	1.375%	12/15/19	57,069	56,926
	United States Treasury Note/Bond	1.125%	12/31/19	60,000	59,400
	United States Treasury Note/Bond	1.625%	12/31/19	21,600	21,698
2	United States Treasury Note/Bond	1.375%	4/30/20	100,050	99,378
	United States Treasury Note/Bond	1.375%	5/31/20	15,800	15,691
	United States Treasury Note/Bond	1.625%	6/30/20	21,300	21,297
	United States Treasury Note/Bond	2.625%	8/15/20	20,000	20,666
	United States Treasury Note/Bond	2.125%	8/31/20	110,000	111,702
	United States Treasury Note/Bond	1.375%	9/30/20	51,400	50,789
	United States Treasury Note/Bond	1.375%	10/31/20	19,350	19,099
	United States Treasury Note/Bond	1.750%	10/31/20	100,300	100,441
	United States Treasury Note/Bond	1.625%	11/30/20	17,218	17,138
	United States Treasury Note/Bond	2.000%	11/30/20	4,300	4,342

2	United States Treasury Note/Bond	1.750%	12/31/20	134,350	134,245
	United States Treasury Note/Bond	1.375%	1/31/21	46,510	45,747
	United States Treasury Note/Bond	2.125%	1/31/21	3,594	3,640
	United States Treasury Note/Bond	1.125%	2/28/21	20,570	20,004
	United States Treasury Note/Bond	1.375%	4/30/21	18,100	17,747
	United States Treasury Note/Bond	1.125%	6/30/21	142,827	138,162
	United States Treasury Note/Bond	1.125%	7/31/21	21,000	20,285
	United States Treasury Note/Bond	2.125%	8/15/21	37,400	37,721
	United States Treasury Note/Bond	1.250%	10/31/21	120,200	116,481
	United States Treasury Note/Bond	1.750%	11/30/21	31,321	31,066
	United States Treasury Note/Bond	2.125%	12/31/21	13,000	13,100
	United States Treasury Note/Bond	1.500%	1/31/22	10,000	9,766
	United States Treasury Note/Bond	1.750%	5/15/22	10,333	10,173
	United States Treasury Note/Bond	2.125%	6/30/22	49,800	49,924
	United States Treasury Note/Bond	1.750%	9/30/22	51,500	50,478
	United States Treasury Note/Bond	1.625%	11/15/22	15,050	14,636
	United States Treasury Note/Bond	2.000%	2/15/23	20,000	19,819
	United States Treasury Note/Bond	1.750%	5/15/23	81,300	79,089
	United States Treasury Note/Bond	1.375%	6/30/23	10,800	10,248
	United States Treasury Note/Bond	2.500%	8/15/23	19,860	20,192
	United States Treasury Note/Bond	2.125%	11/30/23	25,000	24,809
	United States Treasury Note/Bond	2.750%	2/15/24	4,820	4,974
	United States Treasury Note/Bond	2.375%	8/15/24	43,550	43,706
	United States Treasury Note/Bond	2.000%	2/15/25	13,250	12,882
	United States Treasury Note/Bond	2.250%	11/15/25	36,000	35,494
	United States Treasury Note/Bond	1.625%	2/15/26	3,950	3,685
	United States Treasury Note/Bond	1.625%	5/15/26	30,941	28,813
3	United States Treasury Note/Bond	1.500%	8/15/26	15,000	13,777
	United States Treasury Note/Bond	2.000%	11/15/26	10,000	9,608
3	United States Treasury Note/Bond	5.375%	2/15/31	3,300	4,387
					3,223,650
Agency Bonds and Notes (2.8%)
4	AID-Jordan	2.578%	6/30/22	24,000	24,305
5	Federal Home Loan Banks	0.875%	3/19/18	3,100	3,096
5	Federal Home Loan Banks	0.875%	10/1/18	8,500	8,453
5	Federal Home Loan Banks	1.250%	1/16/19	15,000	14,993
5	Federal Home Loan Banks	0.875%	8/5/19	16,000	15,770
5	Federal Home Loan Banks	1.375%	11/15/19	6,600	6,575
6,7	Federal Home Loan Mortgage Corp.	0.875%	6/16/17	50,000	50,053
7	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	21,950	21,904
7	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	3,350	3,346
7	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	58,500	57,689
7	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,100	1,058
7	Federal National Mortgage Assn.	1.125%	12/14/18	13,250	13,220
7	Federal National Mortgage Assn.	1.000%	10/24/19	16,750	16,519
7	Federal National Mortgage Assn.	1.875%	9/24/26	65,000	59,702
					296,683
Conventional Mortgage-Backed Securities (24.8%)
6,7	Fannie Mae Pool	2.000%	5/1/28–1/1/32	41,424	40,402
6,7	Fannie Mae Pool	2.500%	2/1/28–2/1/43	108,535	108,784
6,7,8Fannie Mae Pool		3.000%	5/1/27–1/1/47	220,161	222,550
6,7	Fannie Mae Pool	3.500%	8/1/20–1/1/47	282,632	290,736
6,7,8Fannie Mae Pool		4.000%	7/1/18–1/1/47	284,725	300,170
6,7,8Fannie Mae Pool		4.500%	10/1/17–1/1/47	93,590	100,746
6,7,8Fannie Mae Pool		5.000%	1/1/17–1/1/47	69,905	76,204
6,7	Fannie Mae Pool	5.500%	1/1/17–6/1/40	30,668	34,031

6,7	Fannie Mae Pool	6.000%	3/1/21–11/1/39	16,551	18,703
6,7	Fannie Mae Pool	6.500%	2/1/17–8/1/39	9,696	10,953
6,7	Fannie Mae Pool	7.000%	9/1/28–9/1/38	4,583	5,357
6,7	Fannie Mae Pool	7.500%	8/1/30–6/1/32	400	444
6,7	Fannie Mae Pool	8.000%	7/1/30–1/1/31	18	21
6,7	Fannie Mae Pool	8.500%	12/1/30	10	12
6,7	Freddie Mac Gold Pool	2.000%	9/1/28–6/1/30	6,278	6,130
6,7,8Freddie Mac Gold Pool		2.500%	9/1/27–4/1/43	58,058	58,150
6,7,8Freddie Mac Gold Pool		3.000%	8/1/26–1/1/47	203,678	203,828
6,7	Freddie Mac Gold Pool	3.500%	8/1/20–1/1/47	174,855	179,967
6,7,8Freddie Mac Gold Pool		4.000%	5/1/18–1/1/47	47,713	50,042
6,7	Freddie Mac Gold Pool	4.500%	10/1/18–12/1/45	32,153	34,521
6,7	Freddie Mac Gold Pool	5.000%	12/1/17–4/1/41	14,898	16,038
6,7	Freddie Mac Gold Pool	5.500%	9/1/17–1/1/47	11,915	13,338
6,7	Freddie Mac Gold Pool	6.000%	7/1/20–5/1/40	24,974	28,367
6,7	Freddie Mac Gold Pool	6.500%	2/1/17–9/1/38	5,252	5,896
6,7	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	2,809	3,248
6,7	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/32	295	338
6,7	Freddie Mac Gold Pool	8.000%	4/1/30–1/1/31	28	32
6	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	1,145	1,117
6	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	18,817	19,076
6	Ginnie Mae I Pool	3.500%	1/15/42–7/15/45	14,921	15,558
6	Ginnie Mae I Pool	4.000%	4/15/39–1/15/45	2,977	3,162
6,8	Ginnie Mae I Pool	4.500%	2/15/39–1/1/47	69,906	75,830
6	Ginnie Mae I Pool	5.000%	2/15/33–1/1/47	17,449	19,341
6	Ginnie Mae I Pool	5.500%	3/15/31–7/15/40	9,786	11,008
6	Ginnie Mae I Pool	6.000%	12/15/28–3/15/40	4,411	5,000
6	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	4,665	5,322
6	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	272	297
6	Ginnie Mae I Pool	7.500%	4/15/17–3/15/32	49	55
6	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	56	64
6	Ginnie Mae I Pool	8.500%	7/15/30	21	23
6	Ginnie Mae I Pool	9.000%	1/15/20–7/15/21	4	4
6	Ginnie Mae II Pool	2.500%	3/20/43–4/20/43	3,682	3,599
6,8	Ginnie Mae II Pool	3.000%	6/20/43–1/1/47	172,618	175,310
6,8	Ginnie Mae II Pool	3.500%	8/20/42–1/1/47	262,650	274,164
6,8	Ginnie Mae II Pool	4.000%	2/20/34–2/1/47	144,883	155,076
6	Ginnie Mae II Pool	4.500%	3/20/33–2/20/46	922	991
6	Ginnie Mae II Pool	5.000%	5/20/39–1/1/47	15,499	17,124
6	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	4,765	5,266
6	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	7,240	8,142
6	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	89	102
					2,604,639
Nonconventional Mortgage-Backed Securities (1.8%)
6,7,9Fannie Mae Pool		2.530%	12/1/32	9	9
6,7,9Fannie Mae Pool		2.715%	9/1/32	1	1
6,7,9Fannie Mae Pool		2.725%	9/1/37	7,728	8,173
6,7,9Fannie Mae Pool		2.775%	12/1/40	3,652	3,860
6,7,9Fannie Mae Pool		2.779%	5/1/33	70	74
6,7,9Fannie Mae Pool		2.894%	8/1/35	5,942	6,276
6,7,9Fannie Mae Pool		2.931%	8/1/36	7,445	7,866
6,7,9Fannie Mae Pool		2.944%	4/1/40	22,968	24,491
6,7,9Fannie Mae Pool		3.035%	8/1/33	100	104
6,7,9Fannie Mae Pool		3.050%	7/1/33	154	158
6,7,9Fannie Mae Pool		3.145%	5/1/33	15	16
6,7,9Fannie Mae REMICS		1.006%	9/25/46	12,897	12,841
6,7,9Fannie Mae REMICS		1.056%	9/25/41–4/25/45	7,005	6,968

6,7,9Fannie Mae REMICS		1.076%	6/25/36	7,547	7,536
6,7,9Fannie Mae REMICS		1.106%	5/25/43–12/25/46	29,479	29,458
6,7,9Fannie Mae REMICS		1.126%	6/25/35	2,068	2,066
6,7,9Fannie Mae REMICS		1.156%	11/25/42–9/25/46	15,139	15,175
6,7,9Fannie Mae REMICS		1.166%	11/25/35	2,702	2,703
6,7,9Fannie Mae REMICS		1.201%	2/25/37	1,450	1,449
6,7,9Fannie Mae REMICS		1.256%	8/25/46	5,796	5,791
6,7,9Freddie Mac Non Gold Pool		2.745%	7/1/35	15,439	16,285
6,7,9Freddie Mac Non Gold Pool		2.791%	9/1/37	12,514	13,280
6,7,9Freddie Mac Non Gold Pool		2.836%	1/1/33	13	14
6,7	Freddie Mac Non Gold Pool	2.937%	7/1/33	1,942	2,049
6,7,9Freddie Mac Non Gold Pool		3.000%	8/1/37	101	107
6,7,9Freddie Mac Non Gold Pool		3.086%	2/1/33	40	41
6,7,9Freddie Mac Non Gold Pool		3.155%	11/1/35	10,843	11,513
6,7,9Freddie Mac Non Gold Pool		3.435%	10/1/32	24	26
6,7,9Freddie Mac REMICS		1.054%	11/15/36–8/15/43	6,163	6,153
6,7,9Freddie Mac REMICS		1.064%	11/15/36	2,116	2,113
6,7,9Freddie Mac REMICS		1.154%	6/15/42	1,218	1,217
					187,813
Total U.S. Government and Agency Obligations (Cost $6,393,903)					6,312,785
Asset-Backed/Commercial Mortgage-Backed Securities (12.3%)
[6]	Ally Auto Receivables Trust 2014-SN2	1.210%	2/20/19	4,447	4,448
[6]	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	1,600	1,595
[6]	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	2,920	2,926
[6,9]	Ally Master Owner Trust Series 2014-1	1.174%	1/15/19	2,781	2,781
[6]	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	8,920	8,936
[6]	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	19,270	19,259
[6,9]	American Express Credit Account Master
	Trust 2014-1	1.074%	12/15/21	12,202	12,231
[6,9]	American Express Issuance Trust II 2013-2	1.134%	8/15/19	3,317	3,329
[6,10] Americold 2010 LLC Trust Series 2010-ART		4.954%	1/14/29	4,682	5,002
[6,10] Aventura Mall Trust 2013-AVM		3.743%	12/5/32	400	420
6,9	BA Credit Card Trust 2014-A1	1.084%	6/15/21	15,428	15,454
[6]	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	715	742
6,9,10 Bank of America Student Loan Trust 2010-1A		1.682%	2/25/43	5,027	5,008
[10]	Bank of Montreal	1.750%	6/15/21	5,835	5,652
	Bank of Nova Scotia	1.850%	4/14/20	4,365	4,292
	Bank of Nova Scotia	1.875%	4/26/21	10,260	10,003
[10]	Bank of Nova Scotia	1.875%	9/20/21	7,770	7,538
[6]	Barclays Dryrock Issuance Trust 2014-3	2.410%	7/15/22	9,200	9,307
[6]	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.711%	6/11/40	8,130	8,188
6,9,10 BMW Floorplan Master Owner Trust 2015-1A		1.204%	7/15/20	8,115	8,115
6	BMW Vehicle Lease Trust 2016-2	1.430%	9/20/19	1,660	1,658
6	BMW Vehicle Lease Trust 2016-2	1.570%	2/20/20	2,390	2,382
6,9	Brazos Higher Education Authority Inc. Series
	2005-3	1.197%	6/25/26	3,410	3,309
6,9	Brazos Higher Education Authority Inc. Series
	2011-1	1.725%	2/25/30	1,949	1,932
6	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	1,430	1,431
6,9	Cabela's Credit Card Master Note Trust 2015-
	2	1.374%	7/17/23	3,225	3,235
6,9	Cabela's Credit Card Master Note Trust 2016-
	1	1.554%	6/15/22	3,440	3,471

10	Canadian Imperial Bank of Commerce	2.250%	7/21/20	3,120	3,125
6,9	Capital One Multi-Asset Execution Trust 2014-
	A3	1.084%	1/18/22	11,094	11,104
6	Capital One Multi-Asset Execution Trust 2015-
	A2	2.080%	3/15/23	6,480	6,488
6	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	7,765	7,893
6	Capital One Multi-asset Execution Trust 2015-
	A8	2.050%	8/15/23	11,390	11,378
6,9	Capital One Multi-Asset Execution Trust 2016-
	A1	1.154%	2/15/22	33,200	33,322
6,9	Capital One Multi-Asset Execution Trust 2016-
	A2	1.334%	2/15/24	2,900	2,914
6,9,10 CARDS II Trust 2016-1A		1.404%	7/15/21	9,200	9,235
6	CarMax Auto Owner Trust 2014-4	1.810%	7/15/20	2,100	2,105
6	CarMax Auto Owner Trust 2015-1	1.830%	7/15/20	1,860	1,862
6	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,690	1,689
6	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,265	1,270
6	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	3,080	3,070
6	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	4,430	4,381
6	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	2,110	2,071
6	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	5,853	5,891
6,10 CFCRE Commercial Mortgage Trust 2011-C2		5.933%	12/15/47	2,054	2,327
6	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	3,220	3,183
6	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,333	2,385
6,9	Chase Issuance Trust 2016-A1	1.114%	5/17/21	30,978	31,037
6,10 Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	2,790	2,808
6,10 Chrysler Capital Auto Receivables Trust 2016-
	AA	1.960%	1/18/22	5,360	5,348
6,10 Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	2,300	2,283
6,10 Chrysler Capital Auto Receivables Trust 2016-
	BA	1.870%	2/15/22	1,630	1,607
6,9	Citibank Credit Card Issuance Trust 2008-A7	2.114%	5/20/20	3,898	3,962
6,9	Citibank Credit Card Issuance Trust 2013-A2	1.036%	5/26/20	14,014	14,027
6,9	Citibank Credit Card Issuance Trust 2013-A7	1.094%	9/10/20	6,379	6,401
6	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	4,486	4,602
6	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	11,400	11,495
6	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	1,280	1,311
6,10 Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	400	414
6	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,309	1,334
6	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	333	349
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	3.753%	3/10/47	160	167
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	4,850	5,142
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	65	68
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	1,290	1,335

6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	3,658	3,838
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	1,380	1,429
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	240	246
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	530	537
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	3,810	3,930
6	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	2,670	2,780
6	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	530	518
6	CNH Equipment Trust 2014-A	1.500%	5/15/20	3,409	3,410
6	CNH Equipment Trust 2016-B	1.970%	11/15/21	3,090	3,073
6	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	3,164	3,174
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	595	613
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	893	932
6	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,531	1,548
6,10 COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	610	623
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,221	1,232
6	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	30	30
6	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	518	520
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	1,835	1,943
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	842	907
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	655	689
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	310	326
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,895	2,020
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	3,194	3,443
6	COMM 2013-CCRE9 Mortgage Trust	4.232%	7/10/45	3,603	3,900
6,10 COMM 2013-CCRE9 Mortgage Trust		4.256%	7/10/45	2,083	2,211
6,10 COMM 2013-LC13 Mortgage Trust		3.774%	8/10/46	546	578
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	161
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	834	843
6,10 COMM 2013-SFS Mortgage Trust		2.987%	4/12/35	500	495
6	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	470	497
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	593	639
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,182	1,251
6	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	295	310
6	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	100	105
6	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	3,325	3,487
6	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	650	661
6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	3,490	3,601
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	2,470	2,536
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,375	1,447
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	460	465
6	COMM 2015-CCRE24 Mortgage Trust	3.445%	8/10/48	310	321
6	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,450	2,538
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	850	885
6	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	4,260	4,382
6	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	25	26
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	170	171
10	Commonwealth Bank of Australia	2.000%	6/18/19	2,602	2,600
10	Commonwealth Bank of Australia	2.125%	7/22/20	2,720	2,711
6	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	140	144

6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	145	150
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	1,520	1,519
6	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	13,138	13,085
6,9	Discover Card Execution Note Trust 2013-A1	1.004%	8/17/20	3,294	3,297
6	Discover Card Execution Note Trust 2014-A4	2.120%	12/15/21	6,500	6,555
6	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	9,500	9,504
6	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	3,200	3,198
6,9	Discover Card Execution Note Trust 2016-A2	1.244%	9/15/21	3,670	3,689
10	DNB Boligkreditt AS	1.450%	3/21/18	1,198	1,194
6,10 Enterprise Fleet Financing LLC Series 2013-2		1.510%	3/20/19	452	452
6,10 Enterprise Fleet Financing LLC Series 2015-2		2.090%	2/22/21	3,300	3,313
6,10 Enterprise Fleet Financing LLC Series 2016-1		2.080%	9/20/21	7,640	7,578
6,10 Enterprise Fleet Financing LLC Series 2016-2		2.040%	2/22/22	1,390	1,371
6,9,10 Evergreen Credit Card Trust 2016-1		1.424%	4/15/20	36,000	36,143
6,9,10 Evergreen Credit Card Trust 2016-3		1.204%	11/16/20	2,550	2,551
6,9	First National Master Note Trust 2015-1	1.474%	9/15/20	2,790	2,798
6,10 Ford Credit Auto Owner Trust 2014-REV1		2.260%	11/15/25	4,089	4,122
6	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	4,455	4,457
6,10 Ford Credit Auto Owner Trust 2015-REV2		2.440%	1/15/27	9,700	9,769
6	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	4,510	4,467
6,10 Ford Credit Auto Owner Trust 2016-REV1		2.310%	8/15/27	11,910	11,877
6,10 Ford Credit Auto Owner Trust 2016-REV2		2.030%	12/15/27	12,230	12,018
6,9	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	1.204%	2/15/21	6,191	6,200
6,9	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.274%	1/15/22	7,310	7,330
6	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	8,705	8,678
6	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	9,340	9,385
6,9	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.604%	2/15/21	11,720	11,830
6	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.760%	2/15/21	13,270	13,245
6,9	Ford Credit Floorplan Master Owner Trust A
	Series 2016-3	1.324%	7/15/21	4,500	4,515
6,9	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.234%	7/15/20	3,480	3,488
6,9	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.389%	1/20/22	12,080	12,104
6	GM Financial Automobile Leasing Trust 2015-
	1	1.730%	6/20/19	950	952
6	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	3,880	3,889
6	GM Financial Automobile Leasing Trust 2015-
	3	1.810%	11/20/19	400	400
6	GM Financial Automobile Leasing Trust 2016-
	1	1.790%	3/20/20	7,100	7,087
6	GM Financial Automobile Leasing Trust 2016-
	2	1.620%	9/20/19	21,390	21,354
6	GM Financial Automobile Leasing Trust 2016-
	2	1.760%	3/20/20	5,010	4,991
6	GM Financial Automobile Leasing Trust 2016-
	3	1.610%	12/20/19	2,530	2,522
6	GM Financial Automobile Leasing Trust 2016-
	3	1.780%	5/20/20	2,250	2,227
6,9,10 GMF Floorplan Owner Revolving Trust 2016-1		1.554%	5/17/21	10,260	10,314

6,10 Golden Credit Card Trust 2012-2A		1.770%	1/15/19	6,021	6,022
6,9,10 Golden Credit Card Trust 2014-2A		1.154%	3/15/21	2,921	2,919
6,10 Golden Credit Card Trust 2016-5A		1.600%	9/15/21	20,130	20,068
6,10 GreatAmerica Leasing Receivables Funding
	LLC Series 2014-1	1.470%	8/15/20	1,077	1,076
6,10 GreatAmerica Leasing Receivables Funding
	LLC Series 2016-1	1.990%	4/20/22	3,770	3,749
6,10 GS Mortgage Securities Trust 2012-GC6		4.948%	1/10/45	233	253
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	899	909
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	4,835	5,082
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	280	291
6	Harley-Davidson Motorcycle Trust 2014-1	1.550%	10/15/21	2,692	2,698
6,10 Hertz Vehicle Financing LLC 2015-3A		2.670%	9/25/21	5,580	5,498
6,10 Hertz Vehicle Financing LLC 2016-2A		2.950%	3/25/22	5,510	5,441
6,10 Hertz Vehicle Financing LLC 2016-3A		2.270%	7/25/20	7,110	7,031
6,10 Hertz Vehicle Financing LLC 2016-4A		2.650%	7/25/22	7,340	7,135
6	Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	6,140	6,107
6,10 Hyundai Auto Lease Securitization Trust
	2016-C	1.490%	2/18/20	4,450	4,445
6,10 Hyundai Auto Lease Securitization Trust
	2016-C	1.650%	7/15/20	1,960	1,956
6	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	2,910	2,910
6,10 Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	2,090	2,085
9	Illinois Student Assistance Commission Series
	2010-1	1.932%	4/25/22	1,236	1,237
6,10 Irvine Core Office Trust 2013-IRV		3.173%	5/15/48	1,906	1,928
6	John Deere Owner Trust 2015-B	1.780%	6/15/22	480	481
6	John Deere Owner Trust 2016-B	1.490%	5/15/23	880	871
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	713	715
6,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	2,819	3,054
6,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.408%	8/15/46	833	917
6,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	8,782	9,422
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	425	444
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	944	956
6,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,373	1,400
6,10 JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	1,548	1,572
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,453	2,590
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	452	474
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	100	105
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	1,120	1,202
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	1,676	1,672
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	400	408

6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,310	1,339
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,680	2,793
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.025%	7/15/45	1,309	1,372
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	358	378
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	450	481
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	179	187
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	3,606	3,872
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	2,232	2,380
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	402	427
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	580	600
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	170	174
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	970	1,004
6	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	4,280	4,377
6	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	155	161
6	LB-UBS Commercial Mortgage Trust 2008-C1	6.113%	4/15/41	6,644	6,897
6,9,10 Master Credit Card Trust II Series 2016-1A		1.494%	9/23/19	10,790	10,833
6,9	MBNA Credit Card Master Note Trust 2004-
	A3	0.964%	8/16/21	15,215	15,205
6	Mercedes-Benz Auto Lease Trust 2016-B	1.520%	6/15/22	1,420	1,408
6,9,10 Mercedes-Benz Master Owner Trust 2016-B		1.404%	5/17/21	12,000	12,071
6,10 MMAF Equipment Finance LLC 2011-AA		3.040%	8/15/28	3,207	3,224
6,10 MMAF Equipment Finance LLC 2012-AA		1.980%	6/10/32	599	601
6,10 MMAF Equipment Finance LLC 2013-AA		1.680%	5/11/20	1,732	1,734
6,10 MMAF Equipment Finance LLC 2013-AA		2.570%	6/9/33	895	906
6,10 MMAF Equipment Finance LLC 2016-AA		2.210%	12/15/32	5,240	5,124
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	2,328	2,401
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	896	935
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	1,132	1,145
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.084%	7/15/46	4,581	4,876
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	1,160	1,225
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.170%	8/15/46	350	374
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	375	395
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	130	140
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	75	79

6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	358	381
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	179	190
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	1,960	2,040
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	4,350	4,607
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	2,464	2,582
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	295	310
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	1,090	1,096
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	2,640	2,704
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	4,345	4,475
6	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C32	3.720%	12/15/49	790	808
6,10 Morgan Stanley Capital I Trust 2012-STAR		3.201%	8/5/34	1,982	1,989
6	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	1,760	1,809
10	National Australia Bank Ltd.	2.250%	3/16/21	13,870	13,749
6,9	Navient Student Loan Trust 2014-8	1.196%	4/25/23	7,964	7,963
6,9	Navient Student Loan Trust 2015-3	1.406%	6/26/56	4,800	4,732
6,9,10 Navient Student Loan Trust 2016-2		1.806%	6/25/65	1,450	1,457
6,9,10 Navient Student Loan Trust 2016-3		1.606%	6/25/65	1,880	1,884
6,9,10 Navient Student Loan Trust 2016-6A		1.506%	3/25/66	7,040	7,054
6,10 NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	2,950	2,969
6	Nissan Auto Lease Trust 2015-A	1.580%	5/17/21	875	877
6	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	10,060	10,032
6	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	1,810	1,802
6	Nissan Auto Receivables 2015-A Owner Trust	1.500%	9/15/21	6,990	6,964
6	Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	775	775
6	Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	15,000	14,896
6	Nissan Auto Receivables 2016-A Owner Trust	1.590%	7/15/22	9,120	9,041
6	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	2,910	2,871
6	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	7,500	7,500
6,9	Nissan Master Owner Trust Receivables
	Series 2016-A	1.344%	6/15/21	13,480	13,560
10	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	3,200	3,210
9	North Carolina State Education Assistance
	Authority 2011-1	1.782%	1/26/26	726	725
6,10 Palisades Center Trust 2016-PLSD		2.713%	4/13/33	840	837
6,9,10 PHEAA Student Loan Trust 2016-2A		1.505%	11/25/65	7,350	7,352
	Royal Bank of Canada	2.200%	9/23/19	3,072	3,090
	Royal Bank of Canada	2.100%	10/14/20	4,360	4,336
6	Royal Bank of Canada	1.875%	2/5/21	4,800	4,762
	Royal Bank of Canada	2.300%	3/22/21	2,903	2,881
6,10 Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	4,390	4,364
6,10 Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	3,800	3,751
6,9	SLM Student Loan Trust 2005-5	0.982%	4/25/25	6,978	6,948
6,9	SLM Student Loan Trust 2014-1	1.136%	7/26/21	2,870	2,866

6	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	269	269
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	810	803
10	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	998	992
6,10 SpareBank 1 Boligkreditt AS		1.750%	11/15/20	5,077	5,018
10	Swedbank Hypotek AB	1.375%	3/28/18	1,131	1,126
6	Synchrony Capital Credit Card Master Note
	Trust Series 2012-2	2.220%	1/15/22	2,986	3,006
6,9	Synchrony Capital Credit Card Master Note
	Trust Series 2012-3	1.154%	3/15/20	23,000	23,009
6	Synchrony Capital Credit Card Master Note
	Trust Series 2012-6	1.360%	8/17/20	6,931	6,936
6	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	2,955	2,980
6	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	3,500	3,502
6	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	6,363	6,385
6	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	5,840	5,802
6	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	16,370	16,170
6	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	2,470	2,448
6,9,10 Trillium Credit Card Trust II 2016-1A		1.481%	5/26/21	23,940	24,040
6	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	244	259
6,10 UBS-BAMLL Trust 2012-WRM		3.663%	6/10/30	3,870	3,969
6	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	1,340	1,346
6	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	200	204
6	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	120	121
6,10 VNDO 2012-6AVE Mortgage Trust		2.996%	11/15/30	2,470	2,493
6,10 Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	1,300	1,298
6,10 Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	1,280	1,277
6,9	Wells Farge Dealer Floorplan Master Note
	Trust Series 2012-2	1.489%	4/22/19	6,570	6,579
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	863	877
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	517	531
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	416	441
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	290	312
6	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	90	91
6	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	215	214
6	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	550	565
6	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	1,870	1,930
6	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	3,340	3,489

6	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	240	248
6	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	720	748
6	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	320	332
6,9	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2014-1	1.119%	7/20/19	9,800	9,799
6,9	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2014-2	1.189%	10/20/19	2,600	2,601
10	Westpac Banking Corp.	1.850%	11/26/18	1,028	1,030
10	Westpac Banking Corp.	2.000%	3/3/20	3,280	3,266
10	Westpac Banking Corp.	2.250%	11/9/20	3,460	3,445
6,10 WFRBS Commercial Mortgage Trust 2011-C3		4.375%	3/15/44	1,221	1,308
6	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	1,072	1,119
6	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	610	643
6	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	208	213
6	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,428	2,460
6	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	566	576
6	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	476	499
6	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	225	241
6	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	161	169
6	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	595	624
6	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	1,488	1,594
6	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	100	105
6	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	1,031	1,098
6	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	815	857
6	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	2,040	2,099
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	140	146
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	60	63
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	1,272	1,349
6,10 Wheels SPV 2 LLC 2016-1A		1.870%	5/20/25	665	657
6	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	1,732	1,734
6,9	World Financial Network Credit Card Master
	Note Trust Series 2015-A	1.184%	2/15/22	2,585	2,588
6	World Financial Network Credit Card Master
	Note Trust Series 2015-B	2.550%	6/17/24	1,330	1,342
6	World Financial Network Credit Card Master
	Note Trust Series 2016-A	2.030%	4/15/25	4,365	4,280
6	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	3,360	3,363
6	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	15,000	14,973
6	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	1,390	1,388
6	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	7,410	7,306

6	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	850	852
6	World Omni Automobile Lease Securitization
	Trust 2016-A	1.610%	1/15/22	1,560	1,544
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,295,230)					1,295,992
Corporate Bonds (20.4%)
Finance (11.8%)
	Banking (9.3%)
10	ABN AMRO Bank NV	2.500%	10/30/18	5,390	5,433
	American Express Bank FSB	6.000%	9/13/17	1,000	1,030
	American Express Centurion Bank	6.000%	9/13/17	1,731	1,784
	American Express Credit Corp.	1.875%	11/5/18	4,107	4,111
	American Express Credit Corp.	2.250%	8/15/19	1,800	1,809
	American Express Credit Corp.	2.375%	5/26/20	4,900	4,908
	Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	3,640	3,650
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	5,598	5,547
10	Australia & New Zealand Banking Group Ltd.	4.500%	3/19/24	2,270	2,319
	Bank of New York Mellon Corp.	1.969%	6/20/17	2,880	2,890
	Bank of New York Mellon Corp.	4.600%	1/15/20	3,770	4,025
	Bank of New York Mellon Corp.	2.150%	2/24/20	590	588
	Bank of New York Mellon Corp.	2.600%	8/17/20	1,246	1,253
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,118
	Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,599
	Bank of New York Mellon Corp.	3.400%	5/15/24	1,890	1,917
	Bank of New York Mellon Corp.	3.000%	2/24/25	600	589
	Bank of New York Mellon Corp.	2.800%	5/4/26	3,685	3,535
	Bank of Nova Scotia	2.050%	10/30/18	11,240	11,291
	Bank of Nova Scotia	1.650%	6/14/19	4,090	4,051
	Bank of Nova Scotia	4.375%	1/13/21	4,490	4,801
10	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	3,600	3,562
10	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	4,192	4,189
10	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	7,440	7,464
10	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	3,630	3,605
	Bear Stearns Cos. LLC	6.400%	10/2/17	7,190	7,448
	Bear Stearns Cos. LLC	7.250%	2/1/18	5,050	5,340
	BNP Paribas SA	1.375%	3/17/17	1,800	1,800
	BNP Paribas SA	2.700%	8/20/18	3,590	3,636
	BNP Paribas SA	2.400%	12/12/18	5,350	5,392
	BPCE SA	2.500%	12/10/18	7,485	7,553
	BPCE SA	2.500%	7/15/19	2,225	2,237
	BPCE SA	2.650%	2/3/21	2,550	2,546
	BPCE SA	2.750%	12/2/21	11,285	11,197
	BPCE SA	4.000%	4/15/24	2,750	2,854
	Branch Banking & Trust Co.	3.625%	9/16/25	1,525	1,547
	Commonwealth Bank of Australia	1.625%	3/12/18	990	989
	Commonwealth Bank of Australia	2.500%	9/20/18	9,260	9,361
	Commonwealth Bank of Australia	1.750%	11/2/18	710	708
	Commonwealth Bank of Australia	2.250%	3/13/19	2,000	2,006
	Commonwealth Bank of Australia	2.300%	9/6/19	6,329	6,348
10	Commonwealth Bank of Australia	5.000%	3/19/20	2,970	3,191
	Commonwealth Bank of Australia	2.400%	11/2/20	1,355	1,346
10	Commonwealth Bank of Australia	2.000%	9/6/21	7,335	7,114
10	Commonwealth Bank of Australia	4.500%	12/9/25	3,125	3,194
10	Commonwealth Bank of Australia	2.850%	5/18/26	6,625	6,330
10	Commonwealth Bank of Australia	2.625%	9/6/26	5,000	4,663
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,380	2,390
	Cooperatieve Rabobank UA	2.250%	1/14/20	3,610	3,594

	Cooperatieve Rabobank UA	2.500%	1/19/21	740	739
	Cooperatieve Rabobank UA	3.875%	2/8/22	4,187	4,411
	Credit Suisse AG	2.300%	5/28/19	5,990	6,005
	Credit Suisse AG	3.000%	10/29/21	3,000	3,026
	Credit Suisse AG	3.625%	9/9/24	2,800	2,820
10	Danske Bank A/S	2.750%	9/17/20	1,105	1,111
10	Danske Bank A/S	2.800%	3/10/21	3,539	3,564
	Fifth Third Bank	2.300%	3/15/19	1,360	1,365
	Fifth Third Bank	1.625%	9/27/19	5,820	5,750
	Fifth Third Bank	2.250%	6/14/21	5,364	5,298
	Goldman Sachs Group Inc.	2.625%	1/31/19	8,910	9,000
	Goldman Sachs Group Inc.	2.550%	10/23/19	11,885	11,958
	Goldman Sachs Group Inc.	2.300%	12/13/19	21,690	21,664
	Goldman Sachs Group Inc.	5.250%	7/27/21	1,200	1,314
	Goldman Sachs Group Inc.	5.750%	1/24/22	8,970	10,027
	Goldman Sachs Group Inc.	4.000%	3/3/24	1,210	1,250
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,880	1,912
	Goldman Sachs Group Inc.	3.750%	5/22/25	950	949
10	HSBC Bank plc	1.500%	5/15/18	2,250	2,237
	HSBC Bank USA NA	4.875%	8/24/20	3,896	4,129
	HSBC Holdings plc	3.400%	3/8/21	2,430	2,469
	HSBC Holdings plc	5.100%	4/5/21	3,410	3,689
	HSBC Holdings plc	2.950%	5/25/21	680	677
	HSBC Holdings plc	2.650%	1/5/22	10,990	10,741
	HSBC Holdings plc	4.000%	3/30/22	4,400	4,553
	HSBC Holdings plc	3.600%	5/25/23	4,520	4,538
	HSBC Holdings plc	4.300%	3/8/26	7,389	7,626
	HSBC Holdings plc	3.900%	5/25/26	14,210	14,232
	HSBC Holdings plc	4.375%	11/23/26	2,035	2,042
	HSBC USA Inc.	2.625%	9/24/18	2,700	2,731
	HSBC USA Inc.	2.375%	11/13/19	2,960	2,963
	Huntington National Bank	2.200%	11/6/18	1,812	1,817
10	ING Bank NV	2.500%	10/1/19	2,670	2,685
	JPMorgan Chase & Co.	2.000%	8/15/17	4,490	4,506
	JPMorgan Chase & Co.	1.700%	3/1/18	2,400	2,400
	JPMorgan Chase & Co.	1.625%	5/15/18	545	544
	JPMorgan Chase & Co.	2.250%	1/23/20	8,352	8,331
	JPMorgan Chase & Co.	4.950%	3/25/20	3,995	4,301
	JPMorgan Chase & Co.	2.750%	6/23/20	4,475	4,510
	JPMorgan Chase & Co.	4.400%	7/22/20	4,720	5,010
	JPMorgan Chase & Co.	4.250%	10/15/20	4,784	5,051
	JPMorgan Chase & Co.	2.550%	10/29/20	25,165	25,197
	JPMorgan Chase & Co.	2.550%	3/1/21	25,309	25,166
	JPMorgan Chase & Co.	4.625%	5/10/21	2,740	2,946
	JPMorgan Chase & Co.	2.400%	6/7/21	3,635	3,598
	JPMorgan Chase & Co.	2.295%	8/15/21	6,720	6,590
	JPMorgan Chase & Co.	4.350%	8/15/21	7,155	7,627
	JPMorgan Chase & Co.	4.500%	1/24/22	9,891	10,642
	JPMorgan Chase & Co.	3.250%	9/23/22	3,140	3,174
	JPMorgan Chase & Co.	2.972%	1/15/23	17,628	17,548
	JPMorgan Chase & Co.	2.700%	5/18/23	5,337	5,198
	JPMorgan Chase & Co.	3.875%	2/1/24	1,500	1,553
	JPMorgan Chase & Co.	3.625%	5/13/24	3,350	3,394
	JPMorgan Chase & Co.	3.125%	1/23/25	7,986	7,777
	JPMorgan Chase & Co.	3.900%	7/15/25	8,000	8,222
	JPMorgan Chase & Co.	3.300%	4/1/26	3,529	3,463
	JPMorgan Chase & Co.	3.200%	6/15/26	3,170	3,082

	JPMorgan Chase Bank NA	6.000%	10/1/17	7,190	7,422
	KeyBank NA	1.650%	2/1/18	2,400	2,399
	KeyBank NA	2.350%	3/8/19	881	887
	KeyBank NA	2.500%	11/22/21	1,860	1,848
	Lloyds Bank plc	2.700%	8/17/20	1,545	1,554
10	Macquarie Bank Ltd.	3.900%	1/15/26	5,875	5,947
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	6,062	6,090
	Manufacturers & Traders Trust Co.	2.250%	7/25/19	3,400	3,428
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,400	1,362
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	25,985	26,004
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	6,645	6,442
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	825	793
10	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	11,120	11,072
	Morgan Stanley	2.500%	1/24/19	6,752	6,804
	Morgan Stanley	2.375%	7/23/19	25,904	25,976
	Morgan Stanley	5.625%	9/23/19	2,868	3,103
	Morgan Stanley	5.750%	1/25/21	6,800	7,530
	Morgan Stanley	2.500%	4/21/21	329	325
	Morgan Stanley	2.625%	11/17/21	13,750	13,546
	Morgan Stanley	4.000%	7/23/25	7,400	7,551
	MUFG Americas Holdings Corp.	3.500%	6/18/22	6,290	6,423
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,800	1,728
	MUFG Union Bank NA	2.625%	9/26/18	1,460	1,476
	National Australia Bank Ltd.	2.300%	7/25/18	3,140	3,165
	National Australia Bank Ltd.	2.000%	1/14/19	728	728
	National Bank of Canada	2.100%	12/14/18	2,525	2,533
10	Nationwide Building Society	2.450%	7/27/21	4,355	4,290
10	Nordea Bank AB	1.625%	9/30/19	3,535	3,489
10	Nordea Bank AB	2.500%	9/17/20	1,865	1,859
	PNC Bank NA	2.200%	1/28/19	3,300	3,314
	PNC Bank NA	2.600%	7/21/20	5,115	5,151
	PNC Bank NA	2.450%	11/5/20	1,707	1,709
	PNC Bank NA	2.150%	4/29/21	4,208	4,147
	PNC Bank NA	2.550%	12/9/21	5,655	5,646
	PNC Bank NA	2.700%	11/1/22	4,900	4,811
	PNC Bank NA	3.300%	10/30/24	1,450	1,458
	PNC Bank NA	2.950%	2/23/25	4,610	4,509
	PNC Bank NA	3.250%	6/1/25	4,527	4,514
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,200	1,190
	PNC Funding Corp.	5.125%	2/8/20	2,550	2,759
	Royal Bank of Canada	1.500%	7/29/19	6,250	6,167
	Santander UK plc	1.375%	3/13/17	760	760
	Santander UK plc	1.650%	9/29/17	4,500	4,497
	Santander UK plc	3.050%	8/23/18	3,410	3,462
	Santander UK plc	2.500%	3/14/19	3,118	3,131
	Santander UK plc	2.350%	9/10/19	3,950	3,952
	Santander UK plc	4.000%	3/13/24	1,384	1,437
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	980	979
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	7,465	7,208
	State Street Corp.	1.350%	5/15/18	1,800	1,795
	State Street Corp.	3.300%	12/16/24	1,790	1,805
	State Street Corp.	3.550%	8/18/25	2,611	2,660
	State Street Corp.	2.650%	5/19/26	2,682	2,545
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	2,900	2,909
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	9,914	9,587
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,265	1,243
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	3,585	3,318

	Svenska Handelsbanken AB	2.450%	3/30/21	14,710	14,592
	Svenska Handelsbanken AB	1.875%	9/7/21	5,450	5,279
10	Swedbank AB	2.375%	2/27/19	3,770	3,791
	Toronto-Dominion Bank	1.450%	8/13/19	700	690
	Toronto-Dominion Bank	2.500%	12/14/20	6,580	6,599
	Toronto-Dominion Bank	2.125%	4/7/21	9,125	8,980
	US Bancorp	2.350%	1/29/21	1,350	1,349
	US Bancorp	3.100%	4/27/26	1,212	1,177
	US Bank NA	1.350%	1/26/18	601	600
	Wachovia Corp.	5.750%	6/15/17	3,390	3,457
	Wachovia Corp.	5.750%	2/1/18	6,740	7,023
	Wells Fargo & Co.	5.625%	12/11/17	7,020	7,279
	Wells Fargo & Co.	2.150%	1/15/19	75	76
	Wells Fargo & Co.	2.125%	4/22/19	2,400	2,405
	Wells Fargo & Co.	2.150%	1/30/20	6,490	6,457
	Wells Fargo & Co.	2.600%	7/22/20	6,635	6,672
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,270
	Wells Fargo & Co.	4.600%	4/1/21	5,670	6,088
	Wells Fargo & Co.	2.100%	7/26/21	4,495	4,368
	Wells Fargo & Co.	3.450%	2/13/23	7,460	7,505
	Wells Fargo & Co.	3.300%	9/9/24	8,943	8,859
	Wells Fargo & Co.	3.000%	2/19/25	4,700	4,503
	Wells Fargo & Co.	3.550%	9/29/25	9,029	8,975
	Wells Fargo Bank NA	6.000%	11/15/17	7,190	7,458
	Wells Fargo Bank NA	1.800%	11/28/18	3,385	3,380
	Wells Fargo Bank NA	2.150%	12/6/19	14,500	14,434
	Westpac Banking Corp.	2.250%	7/30/18	5,575	5,612
	Westpac Banking Corp.	1.950%	11/23/18	2,376	2,380
	Westpac Banking Corp.	4.875%	11/19/19	7,190	7,705
	Westpac Banking Corp.	2.600%	11/23/20	6,430	6,435
	Westpac Banking Corp.	2.100%	5/13/21	9,365	9,150
	Westpac Banking Corp.	2.000%	8/19/21	9,665	9,364
	Westpac Banking Corp.	2.850%	5/13/26	1,000	955
	Westpac Banking Corp.	2.700%	8/19/26	3,255	3,069
6	Westpac Banking Corp.	4.322%	11/23/31	7,190	7,184

	Brokerage (0.1%)
	Charles Schwab Corp.	2.200%	7/25/18	450	453
	Charles Schwab Corp.	4.450%	7/22/20	1,350	1,447
	CME Group Inc.	3.000%	3/15/25	1,340	1,330
	Invesco Finance plc	3.125%	11/30/22	4,490	4,520
	Invesco Finance plc	3.750%	1/15/26	3,060	3,088
	TD Ameritrade Holding Corp.	2.950%	4/1/22	60	61
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,220	3,265

	Finance Companies (0.5%)
	GE Capital International Funding Co.	2.342%	11/15/20	29,872	29,836
	GE Capital International Funding Co.	3.373%	11/15/25	18,741	18,989

	Insurance (1.6%)
	Aetna Inc.	2.400%	6/15/21	1,145	1,137
	Aetna Inc.	2.750%	11/15/22	1,700	1,667
	Aetna Inc.	2.800%	6/15/23	2,050	2,016
	Aetna Inc.	3.200%	6/15/26	4,415	4,362
10	AIA Group Ltd.	3.200%	3/11/25	9,335	8,995
10	AIG Global Funding	2.700%	12/15/21	2,340	2,334
	Berkshire Hathaway Inc.	2.750%	3/15/23	22,385	22,302

	Berkshire Hathaway Inc.	3.125%	3/15/26	20,955	20,781
	Chubb INA Holdings Inc.	2.875%	11/3/22	680	683
	Chubb INA Holdings Inc.	2.700%	3/13/23	1,000	989
	Chubb INA Holdings Inc.	3.350%	5/15/24	3,860	3,918
	Chubb INA Holdings Inc.	3.150%	3/15/25	8,679	8,648
	Chubb INA Holdings Inc.	3.350%	5/3/26	8,450	8,538
10	Jackson National Life Global Funding	4.700%	6/1/18	2,250	2,333
	Manulife Financial Corp.	4.900%	9/17/20	6,695	7,197
	Manulife Financial Corp.	4.150%	3/4/26	10,779	11,272
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	4,820	5,239
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	1,995	2,029
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	740	745
	MetLife Inc.	4.368%	9/15/23	8,070	8,676
10	Metropolitan Life Global Funding I	3.000%	1/10/23	9,594	9,626
10	Metropolitan Life Global Funding I	3.450%	12/18/26	8,725	8,784
	PartnerRe Finance B LLC	5.500%	6/1/20	1,740	1,884
10	Pricoa Global Funding I	2.550%	11/24/20	2,130	2,130
	Progressive Corp.	2.450%	1/15/27	6,945	6,450
10	Reliance Standard Life Global Funding II	3.050%	1/20/21	1,270	1,278
10	Swiss Re Treasury US Corp.	2.875%	12/6/22	6,555	6,446
	UnitedHealth Group Inc.	1.900%	7/16/18	1,020	1,024
	UnitedHealth Group Inc.	2.700%	7/15/20	1,010	1,026
	UnitedHealth Group Inc.	3.350%	7/15/22	2,080	2,137
	UnitedHealth Group Inc.	2.875%	3/15/23	2,700	2,704
	UnitedHealth Group Inc.	3.750%	7/15/25	5,275	5,454

	Real Estate Investment Trusts (0.3%)
	Federal Realty Investment Trust	3.000%	8/1/22	2,300	2,298
	Federal Realty Investment Trust	2.750%	6/1/23	4,490	4,364
	Simon Property Group LP	5.650%	2/1/20	3,860	4,213
	Simon Property Group LP	2.500%	9/1/20	727	729
	Simon Property Group LP	4.375%	3/1/21	4,400	4,701
	Simon Property Group LP	3.750%	2/1/24	2,661	2,750
	Simon Property Group LP	3.500%	9/1/25	891	900
	Simon Property Group LP	3.300%	1/15/26	894	885
	Simon Property Group LP	3.250%	11/30/26	7,200	7,039
					1,244,203
Industrial (7.6%)
	Basic Industry (0.3%)
10	Air Liquide Finance SA	2.250%	9/27/23	5,020	4,807
10	Air Liquide Finance SA	2.500%	9/27/26	4,970	4,673
	Air Products & Chemicals Inc.	3.000%	11/3/21	1,100	1,129
	Air Products & Chemicals Inc.	2.750%	2/3/23	1,040	1,030
	Airgas Inc.	2.900%	11/15/22	2,575	2,583
	BHP Billiton Finance USA Ltd.	5.400%	3/29/17	1,070	1,079
	BHP Billiton Finance USA Ltd.	3.250%	11/21/21	5,110	5,259
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	1,170	1,233
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	545	667
	Praxair Inc.	4.050%	3/15/21	1,935	2,051
	Praxair Inc.	3.000%	9/1/21	3,600	3,654
	Praxair Inc.	2.450%	2/15/22	2,455	2,431
	Praxair Inc.	2.200%	8/15/22	1,120	1,090
	Sherwin-Williams Co.	3.450%	8/1/25	900	887

	Capital Goods (1.3%)
10	Airbus Group Finance BV	2.700%	4/17/23	9,486	9,324
	Boeing Co.	2.850%	10/30/24	1,642	1,640

	Boeing Co.	2.600%	10/30/25	4,550	4,403
	Boeing Co.	2.250%	6/15/26	935	875
	Caterpillar Financial Services Corp.	1.700%	8/9/21	6,800	6,530
	Caterpillar Financial Services Corp.	2.850%	6/1/22	6,000	6,023
	Caterpillar Financial Services Corp.	3.250%	12/1/24	7,070	7,134
	Caterpillar Inc.	2.600%	6/26/22	1,250	1,240
	Deere & Co.	2.600%	6/8/22	5,220	5,174
	Dover Corp.	3.150%	11/15/25	1,825	1,825
	General Electric Capital Corp.	6.000%	8/7/19	1,441	1,592
	General Electric Capital Corp.	5.500%	1/8/20	4,137	4,539
	General Electric Capital Corp.	2.200%	1/9/20	961	963
	General Electric Capital Corp.	5.550%	5/4/20	391	435
	General Electric Capital Corp.	4.375%	9/16/20	1,604	1,723
	General Electric Capital Corp.	4.625%	1/7/21	12,962	14,060
	General Electric Capital Corp.	5.300%	2/11/21	1,286	1,425
	General Electric Capital Corp.	4.650%	10/17/21	7,785	8,522
	General Electric Capital Corp.	3.150%	9/7/22	3,306	3,371
	General Electric Capital Corp.	3.100%	1/9/23	8,336	8,455
	Illinois Tool Works Inc.	3.500%	3/1/24	2,650	2,736
	Illinois Tool Works Inc.	2.650%	11/15/26	6,920	6,595
	John Deere Capital Corp.	2.450%	9/11/20	5,175	5,194
	John Deere Capital Corp.	2.800%	3/4/21	3,475	3,513
	John Deere Capital Corp.	2.750%	3/15/22	1,980	1,979
	John Deere Capital Corp.	2.800%	1/27/23	1,925	1,917
	John Deere Capital Corp.	2.800%	3/6/23	10,985	10,966
	Parker-Hannifin Corp.	3.500%	9/15/22	1,885	1,954
	Parker-Hannifin Corp.	3.300%	11/21/24	815	825
	Precision Castparts Corp.	2.500%	1/15/23	8,650	8,498
	Precision Castparts Corp.	3.250%	6/15/25	4,915	4,948

	Communication (0.5%)
	America Movil SAB de CV	5.000%	10/16/19	1,800	1,928
	America Movil SAB de CV	5.000%	3/30/20	4,800	5,115
	America Movil SAB de CV	3.125%	7/16/22	7,364	7,270
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	1,530	2,061
	Comcast Corp.	5.875%	2/15/18	2,100	2,201
	Comcast Corp.	5.700%	5/15/18	2,220	2,343
	Comcast Corp.	2.850%	1/15/23	2,700	2,688
	Comcast Corp.	3.600%	3/1/24	3,600	3,715
	Comcast Corp.	3.375%	2/15/25	2,885	2,908
	Comcast Corp.	3.375%	8/15/25	1,815	1,822
	NBCUniversal Media LLC	5.150%	4/30/20	8,090	8,851
	NBCUniversal Media LLC	2.875%	1/15/23	4,390	4,379
	Walt Disney Co.	3.150%	9/17/25	2,500	2,523
	Walt Disney Co.	3.000%	2/13/26	1,500	1,493

	Consumer Cyclical (1.3%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	1,030	1,030
	Alibaba Group Holding Ltd.	3.600%	11/28/24	1,285	1,275
	American Honda Finance Corp.	1.600%	7/13/18	700	702
	American Honda Finance Corp.	2.250%	8/15/19	6,590	6,630
	American Honda Finance Corp.	2.450%	9/24/20	2,225	2,236
	American Honda Finance Corp.	1.700%	9/9/21	2,790	2,684
	Automatic Data Processing Inc.	3.375%	9/15/25	475	486
10	BMW US Capital LLC	2.000%	4/11/21	4,740	4,633
10	BMW US Capital LLC	2.800%	4/11/26	9,315	8,969

	Cummins Inc.	3.650%	10/1/23	1,350	1,397
10	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	7,090	7,119
10	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,475	1,483
10	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	1,089	1,078
	Harley-Davidson Inc.	3.500%	7/28/25	7,465	7,470
	Home Depot Inc.	4.400%	4/1/21	2,030	2,201
	Home Depot Inc.	2.625%	6/1/22	2,700	2,708
	Lowe's Cos. Inc.	4.625%	4/15/20	2,070	2,217
	Lowe's Cos. Inc.	3.800%	11/15/21	355	376
	Lowe's Cos. Inc.	3.120%	4/15/22	4,440	4,541
	Lowe's Cos. Inc.	3.875%	9/15/23	3,775	3,995
	Lowe's Cos. Inc.	3.375%	9/15/25	775	786
	Lowe's Cos. Inc.	2.500%	4/15/26	4,200	3,975
	MasterCard Inc.	3.375%	4/1/24	7,714	7,936
10	Nissan Motor Acceptance Corp.	2.550%	3/8/21	5,415	5,403
	PACCAR Financial Corp.	1.750%	8/14/18	740	742
	PACCAR Financial Corp.	2.200%	9/15/19	450	453
	Starbucks Corp.	2.100%	2/4/21	1,980	1,973
	Starbucks Corp.	2.450%	6/15/26	3,645	3,452
	Target Corp.	2.500%	4/15/26	1,750	1,665
	TJX Cos. Inc.	2.750%	6/15/21	1,650	1,677
	TJX Cos. Inc.	2.500%	5/15/23	900	881
	TJX Cos. Inc.	2.250%	9/15/26	2,650	2,440
	Toyota Motor Credit Corp.	1.550%	7/13/18	500	500
	Toyota Motor Credit Corp.	2.800%	7/13/22	600	605
	Visa Inc.	2.200%	12/14/20	4,465	4,474
	Visa Inc.	2.800%	12/14/22	4,465	4,476
	Visa Inc.	3.150%	12/14/25	17,825	17,894
	Wal-Mart Stores Inc.	3.625%	7/8/20	1,365	1,435
	Wal-Mart Stores Inc.	3.250%	10/25/20	1,485	1,539
	Wal-Mart Stores Inc.	4.250%	4/15/21	2,852	3,080
	Wal-Mart Stores Inc.	2.550%	4/11/23	6,290	6,236

	Consumer Noncyclical (1.3%)
	Anheuser-Busch Cos. LLC	5.500%	1/15/18	5,840	6,052
	Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	970	967
	Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	2,050	2,059
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	6,300	6,323
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	2,355	2,300
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	4,900	4,984
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,990	2,170
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,725	2,680
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,000	7,585
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	2,655	2,661
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,350	1,377
	Colgate-Palmolive Co.	2.100%	5/1/23	1,200	1,156
	Covidien International Finance SA	4.200%	6/15/20	4,126	4,383
	Gilead Sciences Inc.	3.700%	4/1/24	15,760	16,173
	Gilead Sciences Inc.	3.500%	2/1/25	9,095	9,120
	Gilead Sciences Inc.	3.650%	3/1/26	4,505	4,557
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,105	1,133
	Kimberly-Clark Corp.	3.625%	8/1/20	630	659
	Kimberly-Clark Corp.	2.650%	3/1/25	3,000	2,910
	McCormick & Co. Inc.	3.500%	9/1/23	2,500	2,558
	McCormick & Co. Inc.	3.250%	11/15/25	485	480
	Medtronic Inc.	5.600%	3/15/19	1,800	1,937
	Medtronic Inc.	3.150%	3/15/22	12,000	12,257

	Medtronic Inc.	3.625%	3/15/24	2,030	2,109
	Medtronic Inc.	3.500%	3/15/25	2,370	2,429
	PepsiCo Inc.	4.500%	1/15/20	2,250	2,416
	PepsiCo Inc.	3.100%	7/17/22	6,318	6,455
	PepsiCo Inc.	3.600%	3/1/24	6,536	6,804
	PepsiCo Inc.	2.850%	2/24/26	2,615	2,567
	Philip Morris International Inc.	2.625%	3/6/23	1,550	1,523
	Philip Morris International Inc.	3.600%	11/15/23	4,450	4,612
10	Roche Holdings Inc.	2.875%	9/29/21	1,590	1,614
10	Roche Holdings Inc.	3.350%	9/30/24	4,860	4,970
10	Roche Holdings Inc.	3.000%	11/10/25	2,613	2,581

	Energy (1.4%)
	BP Capital Markets plc	1.375%	5/10/18	1,800	1,794
	BP Capital Markets plc	2.241%	9/26/18	3,780	3,810
	BP Capital Markets plc	4.750%	3/10/19	7,640	8,086
	BP Capital Markets plc	4.500%	10/1/20	4,040	4,323
	BP Capital Markets plc	3.561%	11/1/21	6,917	7,215
	BP Capital Markets plc	3.062%	3/17/22	915	923
	BP Capital Markets plc	3.245%	5/6/22	2,600	2,647
	BP Capital Markets plc	2.500%	11/6/22	3,140	3,069
	BP Capital Markets plc	2.750%	5/10/23	6,630	6,508
	BP Capital Markets plc	3.994%	9/26/23	900	945
	BP Capital Markets plc	3.814%	2/10/24	3,590	3,710
	BP Capital Markets plc	3.535%	11/4/24	915	926
	BP Capital Markets plc	3.506%	3/17/25	8,000	8,060
	BP Capital Markets plc	3.119%	5/4/26	6,600	6,401
	Chevron Corp.	2.193%	11/15/19	450	454
	Dominion Gas Holdings LLC	2.500%	12/15/19	2,690	2,718
	Dominion Gas Holdings LLC	2.800%	11/15/20	2,685	2,708
	Exxon Mobil Corp.	2.397%	3/6/22	1,100	1,093
	Occidental Petroleum Corp.	1.500%	2/15/18	2,250	2,251
	Occidental Petroleum Corp.	4.100%	2/1/21	5,815	6,179
	Occidental Petroleum Corp.	3.125%	2/15/22	2,695	2,757
	Occidental Petroleum Corp.	2.600%	4/15/22	1,920	1,913
	Occidental Petroleum Corp.	2.700%	2/15/23	1,800	1,780
	Occidental Petroleum Corp.	3.500%	6/15/25	3,000	3,044
	Occidental Petroleum Corp.	3.400%	4/15/26	250	251
10	Schlumberger Holdings Corp.	3.625%	12/21/22	6,000	6,202
	Schlumberger Investment SA	3.650%	12/1/23	3,590	3,752
	Shell International Finance BV	4.375%	3/25/20	1,840	1,962
	Shell International Finance BV	3.400%	8/12/23	5,000	5,119
	Shell International Finance BV	3.250%	5/11/25	10,535	10,497
	Shell International Finance BV	2.875%	5/10/26	9,500	9,163
	Shell International Finance BV	2.500%	9/12/26	5,415	5,071
	Total Capital Canada Ltd.	2.750%	7/15/23	2,700	2,673
	Total Capital International SA	2.750%	6/19/21	7,190	7,262
	Total Capital International SA	2.875%	2/17/22	4,040	4,074
	Total Capital International SA	2.700%	1/25/23	1,350	1,336
	Total Capital SA	4.450%	6/24/20	8,800	9,436
	Total Capital SA	4.125%	1/28/21	805	856
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,200	1,174

	Other Industrial (0.0%)
10	CK Hutchison International 16 Ltd.	2.750%	10/3/26	3,690	3,428

	Technology (1.0%)
	Apple Inc.	2.000%	5/6/20	3,705	3,705
	Apple Inc.	2.250%	2/23/21	1,500	1,497
	Apple Inc.	2.850%	5/6/21	5,840	5,951
	Apple Inc.	2.150%	2/9/22	895	876
	Apple Inc.	2.850%	2/23/23	4,780	4,783
	Apple Inc.	2.400%	5/3/23	3,590	3,495
	Apple Inc.	3.450%	5/6/24	5,385	5,547
	Apple Inc.	2.500%	2/9/25	6,320	6,050
	Apple Inc.	3.200%	5/13/25	1,360	1,365
	Apple Inc.	3.250%	2/23/26	4,145	4,151
	Apple Inc.	2.450%	8/4/26	3,000	2,811
	Applied Materials Inc.	2.625%	10/1/20	4,735	4,777
	Applied Materials Inc.	3.900%	10/1/25	427	449
	Baidu Inc.	3.250%	8/6/18	7,075	7,175
	Cisco Systems Inc.	4.450%	1/15/20	590	632
	Cisco Systems Inc.	2.200%	9/20/23	2,210	2,125
	Cisco Systems Inc.	2.950%	2/28/26	4,290	4,239
	Cisco Systems Inc.	2.500%	9/20/26	2,210	2,098
	Intel Corp.	2.450%	7/29/20	885	896
	Intel Corp.	3.300%	10/1/21	3,950	4,099
	Intel Corp.	2.700%	12/15/22	3,005	3,013
	International Business Machines Corp.	3.625%	2/12/24	1,800	1,867
	Microsoft Corp.	2.375%	2/12/22	445	443
	Microsoft Corp.	2.650%	11/3/22	700	701
	Microsoft Corp.	2.700%	2/12/25	2,685	2,626
	Oracle Corp.	2.375%	1/15/19	2,920	2,958
	Oracle Corp.	2.500%	5/15/22	8,180	8,093
	Oracle Corp.	3.625%	7/15/23	290	302
	Oracle Corp.	3.400%	7/8/24	4,000	4,064
	Oracle Corp.	2.950%	5/15/25	1,400	1,368
	Oracle Corp.	2.650%	7/15/26	4,850	4,590
	QUALCOMM Inc.	2.250%	5/20/20	2,315	2,312
	Xilinx Inc.	3.000%	3/15/21	1,390	1,402

	Transportation (0.5%)
6	American Airlines 2016-1 Class AA Pass
	Through Trust	3.575%	1/15/28	4,664	4,675
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	5,093	5,145
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	9,470	9,740
	Burlington Northern Santa Fe LLC	6.875%	12/1/27	590	761
6	CSX Transportation Inc.	6.251%	1/15/23	1,268	1,454
6	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	4,043	4,639
6	Northwest Airlines 2007-1 Class A Pass
	Through Trust	7.027%	5/1/21	3,245	3,610
6	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	3,764	4,173
	Union Pacific Corp.	2.950%	1/15/23	910	917
	Union Pacific Corp.	2.750%	4/15/23	4,555	4,532
	Union Pacific Corp.	3.646%	2/15/24	3,550	3,694
	Union Pacific Corp.	3.750%	3/15/24	3,770	3,942
6	United Airlines 2013-1 Class A Pass Through
	Trust	4.300%	2/15/27	1,236	1,285

					794,258
Utilities (1.0%)
	Electric (1.0%)
	Ameren Illinois Co.	2.700%	9/1/22	1,827	1,831
	Arizona Public Service Co.	2.550%	9/15/26	2,555	2,407
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	4,600	4,807
	Commonwealth Edison Co.	3.400%	9/1/21	8,700	9,021
	Commonwealth Edison Co.	2.550%	6/15/26	3,775	3,591
	Connecticut Light & Power Co.	2.500%	1/15/23	5,550	5,428
	Entergy Arkansas Inc.	3.500%	4/1/26	9,180	9,347
	Entergy Louisiana LLC	3.300%	12/1/22	1,300	1,301
	Entergy Louisiana LLC	2.400%	10/1/26	4,920	4,585
	MidAmerican Energy Co.	5.300%	3/15/18	3,326	3,477
	MidAmerican Energy Co.	3.700%	9/15/23	1,350	1,413
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	4,242	4,891
	Pacific Gas & Electric Co.	3.250%	9/15/21	550	565
	Pacific Gas & Electric Co.	3.250%	6/15/23	425	433
	Pacific Gas & Electric Co.	3.750%	2/15/24	2,185	2,278
	Pacific Gas & Electric Co.	3.500%	6/15/25	1,980	2,033
	PacifiCorp	5.500%	1/15/19	2,665	2,857
	PacifiCorp	3.600%	4/1/24	3,600	3,740
	Sierra Pacific Power Co.	3.375%	8/15/23	5,740	5,875
	Southwestern Public Service Co.	3.300%	6/15/24	13,616	13,796
	Virginia Electric & Power Co.	2.950%	1/15/22	7,700	7,799
	Virginia Electric & Power Co.	2.950%	11/15/26	3,825	3,719
	Westar Energy Inc.	2.550%	7/1/26	5,745	5,396

	Natural Gas (0.0%)
10	Engie SA	2.875%	10/10/22	1,305	1,296
					101,886
Total Corporate Bonds (Cost $2,154,484)					2,140,347
Sovereign Bonds (5.9%)
10	Avi Funding Co. Ltd.	2.850%	9/16/20	9,400	9,373
10	Banco del Estado de Chile	2.000%	11/9/17	1,450	1,450
10	Bank Nederlandse Gemeenten NV	1.375%	9/27/17	2,725	2,727
10	Bermuda	4.854%	2/6/24	2,725	2,825
6	Bermuda	3.717%	1/25/27	5,990	5,638
	Canada	0.875%	2/14/17	1,825	1,826
10	CDP Financial Inc.	4.400%	11/25/19	17,160	18,323
10	CDP Financial Inc.	3.150%	7/24/24	1,269	1,288
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	5,860	5,818
10	CNPC General Capital Ltd.	3.400%	4/16/23	800	796
	Corp. Andina de Fomento	4.375%	6/15/22	7,161	7,538
10	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	2,950	3,005
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	1,300	1,326
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	970	940
10	CPPIB Capital Inc.	1.250%	9/20/19	17,700	17,451
11	Development Bank of Japan Inc.	2.750%	9/16/25	7,580	7,496
10,12 Dexia Credit Local SA		1.875%	9/15/21	13,260	12,786
10	Electricite de France SA	3.625%	10/13/25	9,110	9,074
	European Investment Bank	1.750%	3/15/17	5,450	5,457
	European Investment Bank	1.625%	6/15/17	2,275	2,276
	European Investment Bank	1.625%	12/15/20	35,715	35,168
	European Investment Bank	4.000%	2/16/21	9,100	9,770
	European Investment Bank	2.500%	4/15/21	7,275	7,375

	Export-Import Bank of Korea	4.000%	1/11/17	14,430	14,436
	Export-Import Bank of Korea	1.750%	2/27/18	3,935	3,931
	Export-Import Bank of Korea	2.250%	1/21/20	5,390	5,340
	Export-Import Bank of Korea	4.000%	1/29/21	2,550	2,673
	Export-Import Bank of Korea	1.875%	10/21/21	8,870	8,512
	Export-Import Bank of Korea	4.000%	1/14/24	2,000	2,093
10	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	8,000	7,949
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,000	1,023
	Inter-American Development Bank	1.125%	3/15/17	2,275	2,275
	Inter-American Development Bank	2.375%	8/15/17	2,725	2,746
	Inter-American Development Bank	3.875%	2/14/20	4,550	4,844
	Inter-American Development Bank	3.000%	2/21/24	3,250	3,360
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	18,250	17,721
11	Japan Bank for International Cooperation	1.750%	11/13/18	2,725	2,719
11	Japan Bank for International Cooperation	2.125%	2/7/19	2,725	2,736
13	KFW	1.250%	2/15/17	20,000	20,001
13	KFW	1.000%	6/11/18	5,225	5,201
	Kingdom of Saudi Arabia	2.375%	10/26/21	5,800	5,623
	Kingdom of Saudi Arabia	3.250%	10/26/26	7,910	7,497
	Korea Development Bank	3.875%	5/4/17	4,000	4,030
	Korea Development Bank	3.500%	8/22/17	6,155	6,223
	Korea Development Bank	2.500%	1/13/21	4,750	4,707
10	Korea East-West Power Co. Ltd.	2.500%	7/16/17	2,050	2,055
	Korea East-West Power Co. Ltd.	2.625%	11/27/18	4,755	4,805
10	Korea Expressway Corp.	1.625%	4/28/17	4,750	4,744
10	Korea Gas Corp.	2.875%	7/29/18	3,650	3,702
10	Korea Land & Housing Corp.	1.875%	8/2/17	4,750	4,750
13	Landwirtschaftliche Rentenbank	2.375%	9/13/17	5,000	5,034
10	Municipality Finance plc	1.125%	4/17/18	2,275	2,267
10	Nederlandse Waterschapsbank NV	1.875%	3/13/19	1,800	1,805
10	Nederlandse Waterschapsbank NV	1.250%	9/9/19	32,000	31,532
	North American Development Bank	2.300%	10/10/18	3,750	3,794
10	Province of Alberta	1.000%	6/21/17	1,825	1,827
10	Province of Alberta	1.750%	8/26/20	1,500	1,486
	Province of Alberta Canada	1.900%	12/6/19	15,000	14,998
10	Province of Alberta Canada	2.050%	8/17/26	5,000	4,606
	Province of Manitoba	2.100%	9/6/22	1,900	1,863
	Province of New Brunswick	2.750%	6/15/18	1,145	1,166
	Province of Ontario	1.100%	10/25/17	11,625	11,640
	Province of Ontario	1.200%	2/14/18	2,275	2,267
	Province of Ontario	3.000%	7/16/18	11,926	12,171
	Province of Ontario	1.625%	1/18/19	42,130	42,063
	Province of Ontario	4.000%	10/7/19	5,475	5,797
	Province of Ontario	4.400%	4/14/20	3,175	3,411
	Province of Ontario	2.500%	4/27/26	1,135	1,092
	Province of Quebec	3.500%	7/29/20	10,575	11,066
	Province of Quebec	2.750%	8/25/21	9,225	9,366
	Province of Quebec	7.500%	7/15/23	1,335	1,669
	Province of Quebec	7.125%	2/9/24	670	833
	Province of Quebec	7.500%	9/15/29	8,805	12,268
6,10 Ras Laffan Liquefied Natural Gas Co. Ltd. II		5.298%	9/30/20	508	534
	Republic of Korea	7.125%	4/16/19	3,175	3,553
10	Republic of Lithuania	7.375%	2/11/20	1,520	1,734
	Republic of Lithuania	7.375%	2/11/20	14,920	17,029
	Republic of Lithuania	6.125%	3/9/21	1,815	2,033
	Republic of Poland	5.125%	4/21/21	10,205	11,123

	Republic of Poland	5.000%	3/23/22	26,142	28,462
10	Republic of Slovakia	4.375%	5/21/22	2,275	2,468
	Republic of Slovenia	5.500%	10/26/22	2,025	2,234
10	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	1,450	1,456
	State of Israel	2.875%	3/16/26	15,265	15,052
10	State of Qatar	3.125%	1/20/17	2,275	2,278
	Statoil ASA	5.250%	4/15/19	4,550	4,884
	Statoil ASA	3.150%	1/23/22	7,065	7,194
	Statoil ASA	2.450%	1/17/23	1,825	1,778
	Statoil ASA	3.700%	3/1/24	6,300	6,570
10	Temasek Financial I Ltd.	2.375%	1/23/23	1,750	1,706
Total Sovereign Bonds (Cost $622,513)					619,531
Taxable Municipal Bonds (0.1%)
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%	7/1/20	2,050	2,099
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	2,236	2,266
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	1,433	1,463
	University of California Revenue	2.054%	5/15/18	900	908
Total Taxable Municipal Bonds (Cost $6,619)					6,736
				Shares
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
14	Vanguard Market Liquidity Fund (Cost
	$353,107)	0.823%		3,530,772	353,113
Total Investments (102.1%) (Cost $10,825,856)					10,728,504
Other Assets and Liabilities-Net (-2.1%)					(217,420)
Net Assets (100%)					10,511,084

1 Securities with a value of $2,460,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $647,000 have been segregated as collateral for certain open To Be Announced (TBA)
transactions.
3 Securities with a value of $3,779,000 have been segregated as initial margin for open futures contracts.
4 U.S. government-guaranteed.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2016.
9 Adjustable-rate security.
10 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $744,413,000, representing 7.1% of net assets.
11 Guaranteed by the Government of Japan.
12 Guaranteed by multiple countries.
13 Guaranteed by the Federal Republic of Germany.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,312,785	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,295,992	—
Corporate Bonds	—	2,140,347	—
Sovereign Bonds	—	619,531	—
Taxable Municipal Bonds	—	6,736	—
Temporary Cash Investments	353,113	—	—
Futures Contracts—Assets[1]	729	—	—
Futures Contracts—Liabilities[1]	(1,647)	—	—
Swap Contracts—Assets	85[1]	41	—
Swap Contracts—Liabilities	(97)[1]	(166)	—
Total	352,183	10,375,266	—

1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2017	4,378	948,658	(41)
Ultra 10-Year U.S. Treasury Note	March 2017	(2,464)	(330,330)	1,072

10-Year U.S. Treasury Note	March 2017	977	121,423	172
5-Year U.S. Treasury Note	March 2017	(1,021)	(120,135)	(611)
30-Year U.S. Treasury Bond	March 2017	160	24,105	1
Ultra Long U.S. Treasury Bond	March 2017	(57)	(9,134)	90
				683

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended December 31, 2016, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Federation of Malaysia/A3	12/20/21	BARC	2,322	19	1.000	(24)
Federation of Malaysia/A3	12/20/21	BNPSW	1,610	19	1.000	(10)
People's Republic of China/Aa3	12/20/21	BOANA	5,000	14	1.000	(31)
Republic of Chile/Aa3	12/20/21	BARC	8,000	(42)	1.000	14
Republic of Chile/Aa3	12/20/21	JPMC	7,400	(28)	1.000	24
Republic of Chile/Aa3	12/20/21	JPMC	5,000	(35)	1.000	—
Republic of Chile/Aa3	12/20/21	BARC	500	(2)	1.000	2
Republic of Chile/Aa3	12/20/21	BNPSW	500	(5)	1.000	(2)
Republic of Chile/Aa3	12/20/21	BARC	250	(1)	1.000	1
			30,582			(26)
Credit Protection Purchased
EI du Pont de Nemours & Co.	12/20/20	JPMC	4,015	77	(1.000)	(27)
Republic of Korea	12/20/21	BNPSW	6,500	148	(1.000)	(29)
Republic of Korea	12/20/21	CITNA	3,000	67	(1.000)	(14)
Wells Fargo & Co.	9/20/20	BOANA	3,740	57	(1.000)	(29)
			17,255			(99)

(125)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America NA.
CITNA—Citi Bank N.A.
JPMC—JP Morgan Chase Bank NA.

Centrally Cleared Interest Rate Swaps

				Fixed
				Interest	Floating
				Rate	Interest	Unrealized
	Future		Notional	Received	Rate	Appreciation
Termination	Effective		Amount	(Paid)	Received	(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)	($000)
8/15/17	NA	LCH	77,650	0.981	(0.704)[2]	57
3/15/18	3/15/17[1]	CME	13,632	(1.250)	0.000[3]	5
3/15/19	3/15/17[1]	CME	29,679	(1.250)	0.000[3]	54
3/15/20	3/15/17[1]	CME	111,967	1.500	(0.000)[3]	(305)
3/15/21	3/15/17[1]	CME	17,774	1.500	(0.000)[3]	(63)
5/31/21	4/5/17[1]	LCH	29,800	(1.781)	0.000[3]	195
3/15/22	3/15/17[1]	CME	12,067	(1.500)	0.000[3]	34
3/15/24	3/15/17[1]	CME	11,375	(1.750)	0.000[3]	20
						(3)

CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

G. At December 31, 2016, the cost of investment securities for tax purposes was $10,827,132,000. Net unrealized depreciation of investment securities for tax purposes was $98,628,000, consisting of unrealized gains of $44,496,000 on securities that had risen in value since their purchase and $143,124,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Short-Term Bond Fund

Schedule of Investments (unaudited)

As of December 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.8%)
U.S. Government Securities (8.2%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/21	114,192	117,121
	United States Treasury Inflation Indexed
	Bonds	0.125%	7/15/26	109,982	107,135
	United States Treasury Note/Bond	0.750%	8/31/18	20,000	19,875
	United States Treasury Note/Bond	0.750%	9/30/18	10,000	9,933
	United States Treasury Note/Bond	1.000%	3/15/19	30,000	29,841
	United States Treasury Note/Bond	0.875%	4/15/19	40,000	39,631
	United States Treasury Note/Bond	1.250%	4/30/19	100,000	99,906
1	United States Treasury Note/Bond	1.625%	4/30/19	100,000	100,766
2	United States Treasury Note/Bond	0.875%	5/15/19	120,000	118,819
	United States Treasury Note/Bond	1.375%	12/15/19	17,900	17,855
	United States Treasury Note/Bond	1.375%	3/31/20	200	199
	United States Treasury Note/Bond	1.375%	4/30/20	30	30
	United States Treasury Note/Bond	2.125%	8/31/20	48,000	48,743
	United States Treasury Note/Bond	2.000%	9/30/20	30,000	30,323
3	United States Treasury Note/Bond	1.125%	6/30/21	16,100	15,574
	United States Treasury Note/Bond	1.125%	7/31/21	12,200	11,785
	United States Treasury Note/Bond	2.125%	8/15/21	41,200	41,554
	United States Treasury Note/Bond	1.250%	10/31/21	17,600	17,055
					826,145
Agency Bonds and Notes (17.6%)
4	AID-Jordan	2.578%	6/30/22	13,750	13,925
5	Federal Farm Credit Banks	1.110%	2/20/18	26,000	26,051
5	Federal Home Loan Banks	2.250%	9/8/17	44,205	44,637
5	Federal Home Loan Banks	0.875%	3/19/18	94,650	94,514
5	Federal Home Loan Banks	1.125%	4/25/18	24,000	24,022
5	Federal Home Loan Banks	0.875%	6/29/18	87,150	86,830
5	Federal Home Loan Banks	0.625%	8/7/18	5,720	5,671
5	Federal Home Loan Banks	0.875%	10/1/18	34,500	34,310
5	Federal Home Loan Banks	1.250%	1/16/19	112,100	112,045
5	Federal Home Loan Banks	5.375%	5/15/19	23,000	25,141
5	Federal Home Loan Banks	0.875%	8/5/19	110,200	108,618
5	Federal Home Loan Banks	1.000%	9/26/19	49,050	48,446
5	Federal Home Loan Banks	1.375%	11/15/19	35,100	34,966
5	Federal Home Loan Banks	1.375%	2/18/21	15,400	15,092
6	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	71,000	70,852
6	Federal Home Loan Mortgage Corp.	0.875%	3/7/18	28,150	28,117
6	Federal Home Loan Mortgage Corp.	0.750%	4/9/18	66,200	65,947
6	Federal Home Loan Mortgage Corp.	0.850%	7/27/18	41,800	41,603
6	Federal Home Loan Mortgage Corp.	0.875%	10/12/18	236,330	235,007
6	Federal Home Loan Mortgage Corp.	1.125%	4/15/19	152,850	152,098
6	Federal Home Loan Mortgage Corp.	0.875%	7/19/19	27,750	27,365
6	Federal Home Loan Mortgage Corp.	1.250%	10/2/19	25,900	25,732
6	Federal Home Loan Mortgage Corp.	1.125%	8/12/21	13,300	12,790
6	Federal National Mortgage Assn.	1.125%	10/19/18	28,700	28,660
6	Federal National Mortgage Assn.	1.125%	12/14/18	57,050	56,919
6	Federal National Mortgage Assn.	1.375%	1/28/19	17,000	17,035

6	Federal National Mortgage Assn.	1.000%	2/26/19	65,225	64,820
6	Federal National Mortgage Assn.	0.875%	8/2/19	8,100	7,984
6	Federal National Mortgage Assn.	1.000%	8/28/19	15,600	15,417
6	Federal National Mortgage Assn.	1.000%	10/24/19	195,000	192,317
6	Federal National Mortgage Assn.	1.500%	11/30/20	29,500	29,165
6	Federal National Mortgage Assn.	1.875%	12/28/20	4,800	4,810
6	Federal National Mortgage Assn.	1.375%	2/26/21	6,000	5,879
6	Federal National Mortgage Assn.	1.250%	8/17/21	1,600	1,547
6	Federal National Mortgage Assn.	1.875%	9/24/26	13,750	12,629
5	Financing Corp.	0.000%	11/2/18	3,090	3,019
					1,773,980
Conventional Mortgage-Backed Securities (0.0%)
6,7	Freddie Mac Gold Pool	6.000%	4/1/28	11	13
					13
Total U.S. Government and Agency Obligations (Cost $2,617,345)					2,600,138
Asset-Backed/Commercial Mortgage-Backed Securities (31.7%)
7	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	6,230	6,209
7	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	10,990	11,011
7	Ally Auto Receivables Trust 2016-1	1.730%	11/16/20	19,500	19,459
7	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	24,060	24,102
7	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	72,490	72,449
7,8	American Express Credit Account Master
	Trust 2013-1	1.124%	2/16/21	12,751	12,786
7,8	American Express Credit Account Master
	Trust 2013-2	1.124%	5/17/21	12,663	12,704
7,8	American Express Credit Account Master
	Trust 2014-1	1.074%	12/15/21	38,834	38,926
7,9	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	2,936	3,137
7,9	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	447	469
7,8	BA Credit Card Trust 2014-A1	1.084%	6/15/21	77,298	77,427
7	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	344	357
7,8,9Bank of America Student Loan Trust 2010-1A		1.682%	2/25/43	4,637	4,620
9	Bank of Montreal	1.750%	6/15/21	15,060	14,587
	Bank of Nova Scotia	1.850%	4/14/20	20,490	20,149
	Bank of Nova Scotia	1.875%	4/26/21	17,070	16,643
9	Bank of Nova Scotia	1.875%	9/20/21	27,900	27,068
7	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.711%	6/11/40	3,882	3,909
7,8,9BMW Floorplan Master Owner Trust 2015-1A		1.204%	7/15/20	28,865	28,865
7	BMW Vehicle Lease Trust 2016-2	1.430%	9/20/19	5,610	5,603
7	BMW Vehicle Lease Trust 2016-2	1.570%	2/20/20	2,390	2,382
7,8	Brazos Higher Education Authority Inc. Series
	2005-3	1.197%	6/25/26	3,479	3,376
7,8	Brazos Higher Education Authority Inc. Series
	2011-1	1.725%	2/25/30	4,416	4,376
7	Cabela's Credit Card Master Note Trust 2015-
	1A	2.260%	3/15/23	5,500	5,505
7,8	Cabela's Credit Card Master Note Trust 2015-
	2	1.374%	7/17/23	12,475	12,513
7,8	Cabela's Credit Card Master Note Trust 2016-
	1	1.554%	6/15/22	55,030	55,518
9	Canadian Imperial Bank of Commerce	2.250%	7/21/20	15,060	15,085
7	Capital One Multi-Asset Execution Trust 2015-
	A2	2.080%	3/15/23	38,740	38,789

7	Capital One Multi-asset Execution Trust 2015-
	A4	2.750%	5/15/25	30,370	30,872
7,8	Capital One Multi-Asset Execution Trust 2016-
	A2	1.334%	2/15/24	10,720	10,772
7,8,9CARDS II Trust 2016-1A		1.404%	7/15/21	19,670	19,745
7	Carmax Auto Owner Trust 2014-4	1.810%	7/15/20	8,300	8,319
7	Carmax Auto Owner Trust 2015-2	1.800%	3/15/21	6,530	6,524
7	Carmax Auto Owner Trust 2015-3	1.980%	2/16/21	5,075	5,097
7	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	11,970	11,930
7	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	23,320	23,064
7	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	11,090	10,883
7	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	11,516	11,590
7,9	CFCRE Commercial Mortgage Trust 2011-C2	5.754%	12/15/47	1,609	1,823
7,8	Chase Issuance Trust 2013-A9	1.124%	11/16/20	46,901	47,033
7	Chase Issuance Trust 2014-A2	2.770%	3/15/23	2,012	2,056
7,8	Chase Issuance Trust 2016-A1	1.114%	5/17/21	2,575	2,580
7,9	Chrysler Capital Auto Receivables Trust 2015-
	BA	2.260%	10/15/20	11,170	11,242
7,9	Chrysler Capital Auto Receivables Trust 2016-
	AA	1.960%	1/18/22	21,280	21,233
7,9	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	10,570	10,493
7,9	Chrysler Capital Auto Receivables Trust 2016-
	BA	1.870%	2/15/22	5,870	5,788
7,8	Citibank Credit Card Issuance Trust 2013-A2	1.036%	5/26/20	54,482	54,533
7,8	Citibank Credit Card Issuance Trust 2013-A7	1.094%	9/10/20	73,946	74,197
7	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	37,086	38,044
7	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	43,615	43,979
7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	582	596
7,9	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	349	361
7	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	3,883	3,900
7	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	1,143	1,164
7	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	177	185
7	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	3,009	3,190
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.477%	5/10/47	66	69
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	1,047	1,083
7	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	2,311	2,425
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	576	596
7	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	205	210
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	441	447
7	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	2,974	3,067
7	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	1,680	1,749

7	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	1,070	1,046
7	CNH Equipment Trust 2014-A	1.500%	5/15/20	15,196	15,201
7	CNH Equipment Trust 2016-B	1.970%	11/15/21	8,340	8,293
7	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	3,312	3,323
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	221	228
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	700	730
7	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	578	585
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	483	488
7	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	177	178
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	10/10/46	684	724
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	598	644
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	336	354
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	877	935
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/23	922	994
7	COMM 2013-CCRE9 Mortgage Trust	4.232%	7/10/45	3,145	3,405
7,9	COMM 2013-CCRE9 Mortgage Trust	4.256%	7/10/45	2,461	2,612
7,9	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	258	273
7	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	130	140
7	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	745	753
7,9	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	807	800
7	COMM 2014-CCRE14 Mortgage Trust	3.743%	2/10/47	174	184
7	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	305	329
7	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	766	811
7	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	272	286
7	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	100	105
7	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	2,807	2,943
7	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,280	2,352
7	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	968	994
7	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,232	1,297
7	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	440	444
7	COMM 2015-CCRE24 Mortgage Trust	3.445%	8/10/48	150	155
7	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	341	355
7	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	1,820	1,872
7	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	30	31
7	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	30	30
9	Commonwealth Bank of Australia	2.000%	6/18/19	21,387	21,375
9	Commonwealth Bank of Australia	2.125%	7/22/20	15,300	15,250
7	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	20	20
7	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	422	438
7	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	970	970
7	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	40,670	40,506
7,8	Discover Card Execution Note Trust 2013-A1	1.004%	8/17/20	14,272	14,287
7	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	24,030	24,041
7	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	51,290	51,251
7,8	Discover Card Execution Note Trust 2016-A2	1.244%	9/15/21	14,310	14,382
9	DNB Boligkreditt AS	1.450%	3/21/18	4,035	4,021
7,9	Enterprise Fleet Financing LLC Series 2013-2	1.510%	3/20/19	3,292	3,288
7,9	Enterprise Fleet Financing LLC Series 2015-2	2.090%	2/22/21	12,450	12,499
7,9	Enterprise Fleet Financing LLC Series 2016-2	2.040%	2/22/22	4,580	4,517
7,8,9Evergreen Credit Card Trust 2016-1		1.424%	4/15/20	17,410	17,479
7,8,9Evergreen Credit Card Trust 2016-3		1.204%	11/16/20	10,640	10,644
7,8	First National Master Note Trust 2015-1	1.474%	9/15/20	10,640	10,672
7,9	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	14,450	14,567
7,9	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	1,120	1,128
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	16,855	16,864

7,9	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	37,000	37,265
7	Ford Credit Auto Owner Trust 2016-A	1.600%	6/15/21	12,130	12,060
7	Ford Credit Auto Owner Trust 2016-B	1.520%	8/15/21	11,260	11,151
7,9	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	35,255	35,158
7,9	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	25,450	25,008
7	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	20,331	20,358
7,8	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	1.204%	2/15/21	42,840	42,903
7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.980%	1/15/22	4,410	4,396
7	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	36,500	36,678
7,8	Ford Credit Floorplan Master Owner Trust A
	Series 2016-3	1.324%	7/15/21	24,830	24,913
7,8	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.234%	7/15/20	19,200	19,242
7,8	GE Dealer Floorplan Master Note Trust Series
	2015-2	1.389%	1/20/22	18,460	18,497
7	GM Financial Automobile Leasing Trust 2015-
	1	1.730%	6/20/19	3,120	3,126
7	GM Financial Automobile Leasing Trust 2015-
	3	1.690%	3/20/19	14,430	14,464
7	GM Financial Automobile Leasing Trust 2015-
	3	1.810%	11/20/19	1,490	1,491
7	GM Financial Automobile Leasing Trust 2016-
	2	1.620%	9/20/19	10,700	10,682
7	GM Financial Automobile Leasing Trust 2016-
	2	1.760%	3/20/20	6,800	6,774
7	GM Financial Automobile Leasing Trust 2016-
	3	1.610%	12/20/19	13,140	13,096
7	GM Financial Automobile Leasing Trust 2016-
	3	1.780%	5/20/20	10,350	10,245
7,8,9GMF Floorplan Owner Revolving Trust 2016-1		1.554%	5/17/21	28,850	29,002
7,9	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	18,827	18,831
7,9	Golden Credit Card Trust 2012-4A	1.390%	7/15/19	8,985	8,989
7,8,9Golden Credit Card Trust 2014-2A		1.154%	3/15/21	25,433	25,420
7,8,9Golden Credit Card Trust 2016-1A		1.304%	1/15/20	93,590	93,832
7,9	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	72,300	72,077
7,8,9Gosforth Funding 2016-1A plc		1.602%	2/15/58	35,783	35,854
7,9	GreatAmerica Leasing Receivables Funding
	LLC Series 2014-1	1.470%	8/15/20	4,690	4,687
7,9	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	117	127
7	GS Mortgage Securities Trust 2013-GC13	4.033%	7/10/46	1,611	1,741
7	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,402	1,417
7	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	3,515	3,694
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	150	156
7	Harley-Davidson Motorcycle Trust 2014-1	1.550%	10/15/21	23,451	23,503
7,9	Hertz Vehicle Financing LLC 2015-3A	2.670%	9/25/21	21,050	20,741
7,9	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	21,830	21,556
7,9	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	13,460	13,310
7,9	Hertz Vehicle Financing LLC 2016-4A	2.650%	7/25/22	14,450	14,047
7	Honda Auto Receivables 2015-4 Owner Trust	1.440%	1/21/22	23,540	23,414
7,9	Hyundai Auto Lease Securitization Trust
	2016-C	1.490%	2/18/20	9,680	9,670
7,9	Hyundai Auto Lease Securitization Trust
	2016-C	1.650%	7/15/20	4,270	4,261

7	Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	11,030	11,029
7,9	Hyundai Floorplan Master Owner Trust Series
	2016-1A	1.810%	3/15/21	8,360	8,342
8	Illinois Student Assistance Commission Series
	2010-1	1.932%	4/25/22	1,902	1,903
7,9	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	1,905	1,928
7	John Deere Owner Trust 2015-B	1.780%	6/15/22	1,845	1,848
7	John Deere Owner Trust 2016-B	1.490%	5/15/23	1,935	1,915
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	703	705
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	111	116
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	198	201
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	478	501
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	1,971	2,023
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,831	1,984
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.408%	8/15/46	673	742
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	6,791	7,286
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	251	255
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	1,283	1,309
7,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	849	862
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	2,708	2,859
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	234	245
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	184	193
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	900	966
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	954	957
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	1,215	1,212
7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	60	61
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	2,447	2,551
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.025%	7/15/45	1,425	1,493
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	170	180
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	252	269
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	194	204
7	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	1,670	1,794

7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	1,025	1,093
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	544	578
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	100	106
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.428%	8/15/47	60	62
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C21	3.493%	8/15/47	190	195
7	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	853	883
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	1,833	1,875
7	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.562%	12/15/48	150	155
7	LB-UBS Commercial Mortgage Trust 2008-C1	6.120%	4/15/41	2,894	3,004
7,8,9Master Credit Card Trust II Series 2016-1A		1.494%	9/23/19	43,020	43,191
7	Mercedes-Benz Auto Lease Trust 2016-B	1.520%	6/15/22	7,460	7,399
7,8,9Mercedes-Benz Master Owner Trust 2016-B		1.404%	5/17/21	9,730	9,788
7,9	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	4,563	4,586
7,9	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	3,988	4,000
7,9	MMAF Equipment Finance LLC 2013-AA	1.680%	5/11/20	8,508	8,518
7,9	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	7,037	7,121
7,9	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	7,480	7,315
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.176%	8/15/45	751	775
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C5	3.792%	8/15/45	387	404
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2012-C6	2.858%	11/15/45	403	408
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C10	4.084%	7/15/46	3,621	3,855
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	3.960%	8/15/46	873	922
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C11	4.170%	8/15/46	130	139
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	3.824%	10/15/46	193	204
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C12	4.259%	10/15/46	50	54
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C13	4.039%	11/15/46	75	79
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	194	206
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	194	206
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	1,214	1,263
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	1,645	1,742
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	1,851	1,940
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	361	379
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C22	3.306%	4/15/48	659	663

7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.383%	10/15/48	1,005	1,029
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	2,548	2,624
7	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C32	3.720%	12/15/49	130	133
7,9	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,262	1,267
7	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	1,332	1,390
9	National Australia Bank Ltd.	2.250%	3/16/21	21,700	21,510
7,8	Navient Student Loan Trust 2014-8	1.196%	4/25/23	30,448	30,445
7,8	Navient Student Loan Trust 2015-3	1.406%	6/26/56	16,600	16,366
7,8,9Navient Student Loan Trust 2016-2		1.806%	6/25/65	5,810	5,838
7,8,9Navient Student Loan Trust 2016-3		1.606%	6/25/65	5,140	5,152
7,8,9Navient Student Loan Trust 2016-6A		1.506%	3/25/66	35,210	35,280
7,9	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	8,250	8,304
7	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	36,150	36,048
7	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	6,500	6,472
7	Nissan Auto Receivables 2015-A Owner Trust	1.500%	9/15/21	27,560	27,456
7	Nissan Auto Receivables 2016-B Owner Trust	1.540%	10/17/22	14,030	13,841
7	Nissan Master Owner Trust Receivables
	Series 2015-A	1.440%	1/15/20	2,400	2,400
7,8	Nissan Master Owner Trust Receivables
	Series 2016-A	1.344%	6/15/21	41,710	41,957
9	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	15,050	15,095
8	North Carolina State Education Assistance
	Authority 2011-1	1.782%	1/26/26	1,784	1,782
7,9	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	481	511
7,9	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	250	249
7,8,9PHEAA Student Loan Trust 2016-2A		1.505%	11/25/65	17,970	17,974
	Royal Bank of Canada	2.200%	9/23/19	14,165	14,246
	Royal Bank of Canada	2.100%	10/14/20	23,750	23,620
7	Royal Bank of Canada	1.875%	2/5/21	4,900	4,861
	Royal Bank of Canada	2.300%	3/22/21	12,175	12,082
7,9	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	14,660	14,575
7,9	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	13,660	13,483
7,8	SLM Student Loan Trust 2003-14	1.112%	1/25/23	6,741	6,721
7,8	SLM Student Loan Trust 2005-5	0.982%	4/25/25	7,172	7,141
7,8	SLM Student Loan Trust 2005-6	0.992%	7/27/26	1,937	1,930
7,8	SLM Student Loan Trust 2013-6	1.256%	2/25/21	9,081	9,087
7,8	SLM Student Loan Trust 2014-1	1.136%	7/26/21	9,434	9,422
7	SMART ABS Series 2014-1US Trust	1.680%	12/14/19	4,409	4,410
7	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	2,160	2,142
9	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	3,097	3,079
7,9	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	8,341	8,244
9	Swedbank Hypotek AB	1.375%	3/28/18	3,868	3,850
7	Synchrony Capital Credit Card Master Note
	Trust Series 2012-2	2.220%	1/15/22	16,577	16,687
7	Synchrony Capital Credit Card Master Note
	Trust Series 2012-6	1.360%	8/17/20	25,772	25,790
7	Synchrony Credit Card Master Note Trust
	2014-1	1.610%	11/15/20	44,200	44,296
7	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	13,760	13,878

7	Synchrony Credit Card Master Note Trust
	2015-2	1.600%	4/15/21	14,360	14,368
7	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	22,600	22,678
7	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	19,410	19,172
7	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	3,520	3,488
7,8,9Trillium Credit Card Trust II 2016-1A		1.481%	5/26/21	66,330	66,608
7	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	192	203
7,9	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	2,217	2,273
7	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	457	459
7	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	30	31
7,9	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,041	2,059
7,9	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	5,080	5,074
7,9	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	5,160	5,146
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	326	332
7	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	279	286
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	203	215
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	1,568	1,687
7	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.296%	7/15/46	272	290
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	120	121
7	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	240	239
7	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.400%	6/15/48	200	206
7	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	1,638	1,711
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.556%	12/15/47	250	258
7	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	12/15/47	484	503
7	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	50	52
7,8	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2012-2	1.489%	4/22/19	5,326	5,333
7,8	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2014-1	1.119%	7/20/19	38,600	38,597
7,8	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2014-2	1.189%	10/20/19	20,200	20,205
9	Westpac Banking Corp.	1.850%	11/26/18	13,270	13,293
9	Westpac Banking Corp.	2.000%	3/3/20	10,646	10,600
9	Westpac Banking Corp.	2.250%	11/9/20	13,440	13,381
7,9	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	539	578
7	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	524	547
7	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	584	616
7	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	338	345
7	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	1,431	1,449

7	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	440	448
7	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	231	242
7	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	396	424
7	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	167	176
7	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	221	232
7	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	790	846
7	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	10	10
7	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	80	85
7	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	643	677
7	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	1,491	1,534
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	20	21
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.766%	3/15/47	40	42
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	587	623
7,9	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	1,945	1,921
7	World Financial Network Credit Card Master
	Note Trust Series 2012-D	2.150%	4/17/23	20,637	20,709
7	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	6,191	6,199
7,8	World Financial Network Credit Card Master
	Note Trust Series 2015-A	1.184%	2/15/22	11,160	11,173
7	World Financial Network Credit Card Master
	Note Trust Series 2015-B	2.550%	6/17/24	3,030	3,058
7	World Financial Network Credit Card Master
	Note Trust Series 2016-A	2.030%	4/15/25	9,555	9,368
7	World Omni Auto Receivables Trust 2014-B	1.680%	12/15/20	12,760	12,772
7	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	13,950	13,931
7	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	26,830	26,452
7	World Omni Automobile Lease Securitization
	Trust 2015-A	1.730%	12/15/20	3,200	3,209
7	World Omni Automobile Lease Securitization
	Trust 2016-A	1.610%	1/15/22	12,600	12,468
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,195,127)					3,195,523
Corporate Bonds (29.2%)
Finance (19.6%)
	Banking (18.5%)
9	ABN AMRO Bank NV	2.500%	10/30/18	2,750	2,772
	American Express Credit Corp.	1.550%	9/22/17	3,000	3,002
	American Express Credit Corp.	1.875%	11/5/18	7,642	7,650
9	ANZ New Zealand Int'l Ltd.	2.250%	2/1/19	13,630	13,671
	Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	9,085	8,953
	Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	8,115	8,041
	Bank of America NA	1.250%	2/14/17	37,470	37,470
	Bank of America NA	1.650%	3/26/18	15,965	15,966
	Bank of America NA	1.750%	6/5/18	1,221	1,221
	Bank of America NA	2.050%	12/7/18	16,080	16,154

Bank of Montreal	1.300%	7/14/17	6,000	6,002
Bank of Montreal	1.800%	7/31/18	6,855	6,864
Bank of Montreal	1.500%	7/18/19	9,085	8,961
Bank of Montreal	1.900%	8/27/21	7,865	7,612
Bank of New York Mellon Corp.	4.600%	1/15/20	2,300	2,456
Bank of Nova Scotia	1.700%	6/11/18	11,630	11,634
Bank of Nova Scotia	2.050%	10/30/18	9,095	9,136
Bank of Nova Scotia	1.650%	6/14/19	18,170	17,996
Bank of Nova Scotia	2.350%	10/21/20	3,890	3,863
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	2,270	2,265
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.700%	9/9/18	300	303
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	6,240	6,242
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	4,860	4,868
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	3,355	3,319
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	5,392	5,388
9 Banque Federative du Credit Mutuel SA	2.000%	4/12/19	17,540	17,439
BNP Paribas SA	1.375%	3/17/17	22,217	22,218
BPCE SA	1.625%	2/10/17	27,385	27,389
BPCE SA	1.625%	1/26/18	11,489	11,463
BPCE SA	2.500%	12/10/18	3,670	3,704
BPCE SA	2.750%	12/2/21	11,240	11,153
Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,255	1,259
Commonwealth Bank of Australia	1.125%	3/13/17	27,520	27,523
Commonwealth Bank of Australia	1.400%	9/8/17	22,300	22,291
Commonwealth Bank of Australia	1.900%	9/18/17	7,680	7,703
Commonwealth Bank of Australia	1.625%	3/12/18	5,310	5,304
Commonwealth Bank of Australia	2.500%	9/20/18	7,220	7,299
Commonwealth Bank of Australia	1.750%	11/2/18	6,137	6,123
Commonwealth Bank of Australia	2.300%	9/6/19	19,150	19,208
Commonwealth Bank of Australia	2.550%	3/15/21	4,780	4,753
9 Commonwealth Bank of Australia	2.000%	9/6/21	8,090	7,846
Cooperatieve Rabobank UA	3.375%	1/19/17	9,730	9,738
Cooperatieve Rabobank UA	1.700%	3/19/18	5,500	5,500
Cooperatieve Rabobank UA	2.250%	1/14/19	11,020	11,065
Cooperatieve Rabobank UA	2.500%	1/19/21	1,795	1,792
Credit Suisse AG	1.375%	5/26/17	9,470	9,472
Credit Suisse AG	1.750%	1/29/18	12,090	12,064
Credit Suisse AG	1.700%	4/27/18	13,685	13,658
9 Danske Bank A/S	1.650%	9/6/19	8,227	8,108
9 Danske Bank A/S	2.750%	9/17/20	7,260	7,296
Fifth Third Bank	2.150%	8/20/18	6,448	6,489
Fifth Third Bank	2.300%	3/15/19	5,252	5,272
Fifth Third Bank	1.625%	9/27/19	8,940	8,832
Goldman Sachs Group Inc.	5.950%	1/18/18	21,905	22,821
Goldman Sachs Group Inc.	2.375%	1/22/18	39,705	39,918
Goldman Sachs Group Inc.	6.150%	4/1/18	15,680	16,479
Goldman Sachs Group Inc.	2.900%	7/19/18	34,109	34,575
Goldman Sachs Group Inc.	2.625%	1/31/19	11,570	11,687
Goldman Sachs Group Inc.	2.550%	10/23/19	15,009	15,101
Goldman Sachs Group Inc.	2.300%	12/13/19	7,685	7,676
HSBC Bank USA NA	6.000%	8/9/17	4,605	4,727
HSBC Holdings plc	2.650%	1/5/22	11,630	11,367
HSBC USA Inc.	1.500%	11/13/17	9,630	9,631
HSBC USA Inc.	1.625%	1/16/18	25,090	25,044
HSBC USA Inc.	1.700%	3/5/18	4,343	4,337
Huntington National Bank	2.200%	11/6/18	5,527	5,541
9 ING Bank NV	2.000%	11/26/18	5,810	5,805

9 ING Bank NV	2.300%	3/22/19	8,191	8,205
JPMorgan Chase & Co.	2.000%	8/15/17	58,085	58,295
JPMorgan Chase & Co.	6.000%	1/15/18	46,352	48,353
JPMorgan Chase & Co.	1.800%	1/25/18	12,966	12,982
JPMorgan Chase & Co.	1.700%	3/1/18	38,317	38,310
JPMorgan Chase & Co.	2.200%	10/22/19	18,791	18,866
JPMorgan Chase & Co.	2.250%	1/23/20	3,915	3,905
JPMorgan Chase & Co.	2.750%	6/23/20	2,930	2,953
JPMorgan Chase & Co.	2.550%	10/29/20	23,757	23,787
JPMorgan Chase & Co.	2.550%	3/1/21	10,241	10,183
JPMorgan Chase Bank NA	6.000%	10/1/17	11,790	12,170
JPMorgan Chase Bank NA	1.650%	9/23/19	9,010	8,919
KeyBank NA	2.350%	3/8/19	6,798	6,842
KeyBank NA	2.500%	11/22/21	1,875	1,863
Lloyds Bank plc	4.200%	3/28/17	3,210	3,231
Manufacturers & Traders Trust Co.	1.250%	1/30/17	9,180	9,180
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	8,395	8,401
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	7,105	6,888
9 Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	2,625	2,630
9 Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	16,860	16,787
Morgan Stanley	5.550%	4/27/17	9,044	9,165
Morgan Stanley	1.875%	1/5/18	6,400	6,410
Morgan Stanley	2.125%	4/25/18	41,310	41,474
Morgan Stanley	2.200%	12/7/18	1,088	1,092
Morgan Stanley	2.500%	1/24/19	10,235	10,314
Morgan Stanley	2.450%	2/1/19	3,976	3,999
Morgan Stanley	2.375%	7/23/19	8,621	8,645
Morgan Stanley	5.625%	9/23/19	1,721	1,862
Morgan Stanley	2.500%	4/21/21	18,165	17,950
Morgan Stanley	2.625%	11/17/21	10,140	9,990
MUFG Americas Holdings Corp.	1.625%	2/9/18	4,800	4,781
MUFG Union Bank NA	2.625%	9/26/18	5,970	6,035
MUFG Union Bank NA	2.250%	5/6/19	4,580	4,588
National Australia Bank Ltd.	1.875%	7/23/18	9,070	9,084
National Australia Bank Ltd.	2.300%	7/25/18	3,860	3,890
National Australia Bank Ltd.	2.000%	1/14/19	6,293	6,295
National Australia Bank Ltd.	1.375%	7/12/19	13,000	12,763
National Bank of Canada	2.100%	12/14/18	6,815	6,838
9 Nordea Bank AB	1.625%	9/30/19	3,750	3,702
PNC Bank NA	1.500%	10/18/17	15,560	15,559
PNC Bank NA	1.500%	2/23/18	11,800	11,790
PNC Bank NA	1.600%	6/1/18	15,200	15,172
PNC Bank NA	1.800%	11/5/18	15,736	15,752
PNC Bank NA	1.950%	3/4/19	22,720	22,748
PNC Bank NA	1.450%	7/29/19	8,535	8,411
PNC Bank NA	2.550%	12/9/21	5,630	5,621
Royal Bank of Canada	1.400%	10/13/17	7,320	7,320
Royal Bank of Canada	2.200%	7/27/18	10,136	10,207
Royal Bank of Canada	1.800%	7/30/18	2,411	2,419
Royal Bank of Canada	2.000%	12/10/18	5,235	5,247
Royal Bank of Canada	2.150%	3/15/19	17,304	17,350
Royal Bank of Canada	1.500%	7/29/19	13,015	12,842
Royal Bank of Canada	2.350%	10/30/20	8,389	8,373
Santander UK plc	1.375%	3/13/17	22,170	22,168
Santander UK plc	1.650%	9/29/17	15,910	15,899
Santander UK plc	3.050%	8/23/18	11,250	11,422
Santander UK plc	2.000%	8/24/18	7,787	7,780

Santander UK plc	2.500%	3/14/19	10,220	10,263
Santander UK plc	2.350%	9/10/19	2,328	2,329
9 Skandinaviska Enskilda Banken AB	1.750%	3/19/18	9,085	9,076
9 Skandinaviska Enskilda Banken AB	2.375%	3/25/19	7,040	7,069
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	4,895	4,726
Sumitomo Mitsui Banking Corp.	1.950%	7/23/18	2,153	2,151
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	5,765	5,796
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	1,250	1,249
Svenska Handelsbanken AB	2.500%	1/25/19	7,835	7,916
Svenska Handelsbanken AB	2.250%	6/17/19	5,500	5,517
Svenska Handelsbanken AB	1.500%	9/6/19	13,625	13,392
Svenska Handelsbanken AB	1.875%	9/7/21	3,015	2,921
9 Swedbank AB	1.750%	3/12/18	17,350	17,333
Toronto-Dominion Bank	1.125%	5/2/17	11,020	11,023
Toronto-Dominion Bank	1.625%	3/13/18	31,935	31,973
Toronto-Dominion Bank	1.450%	8/13/19	22,525	22,193
UBS AG	1.800%	3/26/18	23,725	23,726
US Bank NA	1.375%	9/11/17	7,810	7,811
US Bank NA	1.350%	1/26/18	6,175	6,167
Wachovia Corp.	5.750%	6/15/17	12,900	13,156
Wachovia Corp.	5.750%	2/1/18	12,660	13,192
Wells Fargo & Co.	2.100%	5/8/17	8,870	8,896
Wells Fargo & Co.	1.400%	9/8/17	14,380	14,366
Wells Fargo & Co.	5.625%	12/11/17	3,210	3,328
Wells Fargo & Co.	1.500%	1/16/18	21,106	21,079
Wells Fargo & Co.	2.150%	1/15/19	9,122	9,187
Wells Fargo & Co.	2.125%	4/22/19	6,430	6,443
Wells Fargo & Co.	2.150%	1/30/20	4,953	4,928
Wells Fargo Bank NA	1.650%	1/22/18	21,087	21,088
Wells Fargo Bank NA	1.800%	11/28/18	8,845	8,833
Wells Fargo Bank NA	2.150%	12/6/19	11,830	11,776
Westpac Banking Corp.	1.200%	5/19/17	17,804	17,808
Westpac Banking Corp.	2.000%	8/14/17	12,860	12,906
Westpac Banking Corp.	1.600%	1/12/18	3,390	3,386
Westpac Banking Corp.	2.250%	7/30/18	9,010	9,069
Westpac Banking Corp.	2.250%	1/17/19	13,390	13,445
Westpac Banking Corp.	1.600%	8/19/19	28,105	27,768
Westpac Banking Corp.	4.875%	11/19/19	25,460	27,285
Westpac Banking Corp.	2.000%	8/19/21	4,540	4,399

Brokerage (0.1%)
Charles Schwab Corp.	1.500%	3/10/18	9,125	9,127
NYSE Euronext	2.000%	10/5/17	6,965	7,002

Finance Companies (0.2%)
GE Capital International Funding Co.	2.342%	11/15/20	16,440	16,420

Insurance (0.8%)
Aetna Inc.	1.900%	6/7/19	10,870	10,844
Aetna Inc.	2.400%	6/15/21	2,865	2,844
9 AIG Global Funding	2.700%	12/15/21	2,335	2,330
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	7,900	7,894
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	6,720	6,634
Chubb INA Holdings Inc.	2.300%	11/3/20	6,294	6,284
9 MassMutual Global Funding II	2.100%	8/2/18	3,113	3,139
MetLife Inc.	1.903%	12/15/17	18,000	18,052
9 Metropolitan Life Global Funding I	3.000%	1/10/23	1,000	1,003

9 Reliance Standard Life Global Funding II	2.150%	10/15/18	15,550	15,619
9 Reliance Standard Life Global Funding II	3.050%	1/20/21	1,610	1,621
UnitedHealth Group Inc.	1.900%	7/16/18	2,610	2,620

Real Estate Investment Trusts (0.0%)
Simon Property Group LP	2.350%	1/30/22	2,195	2,162
Simon Property Group LP	3.375%	3/15/22	2,230	2,297
				1,977,047
Industrial (8.5%)
Basic Industry (0.4%)
9 Air Liquide Finance SA	1.375%	9/27/19	3,835	3,776
Air Products & Chemicals Inc.	4.375%	8/21/19	5,050	5,365
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	23,815	23,785
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	3,320	3,349
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	2,060	2,259

Capital Goods (1.6%)
Caterpillar Financial Services Corp.	7.150%	2/15/19	10,575	11,706
Caterpillar Financial Services Corp.	2.250%	12/1/19	13,660	13,705
Caterpillar Financial Services Corp.	2.500%	11/13/20	4,410	4,404
9 Caterpillar Financial Services Corp.	1.931%	10/1/21	5,785	5,565
General Electric Capital Corp.	5.625%	9/15/17	10,423	10,732
General Electric Capital Corp.	2.200%	1/9/20	1,465	1,469
General Electric Capital Corp.	5.550%	5/4/20	3,480	3,868
General Electric Capital Corp.	4.375%	9/16/20	10,650	11,439
General Electric Co.	5.250%	12/6/17	38,586	39,972
Illinois Tool Works Inc.	6.250%	4/1/19	2,725	2,979
John Deere Capital Corp.	5.350%	4/3/18	3,660	3,832
John Deere Capital Corp.	5.750%	9/10/18	12,315	13,137
John Deere Capital Corp.	1.950%	1/8/19	15,070	15,132
John Deere Capital Corp.	2.375%	7/14/20	6,140	6,155
Precision Castparts Corp.	1.250%	1/15/18	12,225	12,208
Raytheon Co.	6.750%	3/15/18	1,675	1,782
Raytheon Co.	6.400%	12/15/18	5,830	6,370

Communication (0.7%)
America Movil SAB de CV	5.625%	11/15/17	32,700	33,808
America Movil SAB de CV	5.000%	3/30/20	1,265	1,348
Comcast Corp.	6.500%	1/15/17	5,635	5,643
Comcast Corp.	5.875%	2/15/18	11,900	12,472
Comcast Corp.	5.700%	5/15/18	12,455	13,144

Consumer Cyclical (1.2%)
Alibaba Group Holding Ltd.	1.625%	11/28/17	2,500	2,494
American Honda Finance Corp.	1.550%	12/11/17	4,238	4,242
American Honda Finance Corp.	1.500%	3/13/18	4,560	4,559
American Honda Finance Corp.	1.600%	7/13/18	2,910	2,916
American Honda Finance Corp.	2.125%	10/10/18	11,670	11,775
9 BMW US Capital LLC	1.500%	4/11/19	13,810	13,681
9 Daimler Finance North America LLC	1.125%	3/10/17	6,145	6,145
9 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	11,968	11,968
9 Harley-Davidson Financial Services Inc.	2.250%	1/15/19	1,097	1,102
9 Harley-Davidson Financial Services Inc.	2.400%	9/15/19	6,360	6,394
9 Harley-Davidson Funding Corp.	6.800%	6/15/18	415	443
Lowe's Cos. Inc.	1.150%	4/15/19	2,320	2,290
9 Nissan Motor Acceptance Corp.	2.000%	3/8/19	6,090	6,073
PACCAR Financial Corp.	1.750%	8/14/18	910	913

Toyota Motor Credit Corp.	1.375%	1/10/18	9,375	9,373
Toyota Motor Credit Corp.	1.450%	1/12/18	10,965	10,968
Toyota Motor Credit Corp.	1.200%	4/6/18	8,180	8,148
Toyota Motor Credit Corp.	1.550%	7/13/18	3,900	3,899
Visa Inc.	1.200%	12/14/17	9,250	9,249

Consumer Noncyclical (1.0%)
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	240	239
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	24,238	24,281
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	4,475	4,976
Gilead Sciences Inc.	1.850%	9/4/18	4,115	4,126
Gilead Sciences Inc.	2.350%	2/1/20	24,985	25,070
Hershey Co.	1.600%	8/21/18	780	782
Medtronic Inc.	1.500%	3/15/18	9,000	8,990
Medtronic Inc.	1.375%	4/1/18	11,700	11,673
Philip Morris International Inc.	1.875%	1/15/19	3,937	3,942
9 Roche Holdings Inc.	2.250%	9/30/19	8,575	8,638
9 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	6,430	6,430

Energy (2.7%)
BP Capital Markets plc	1.846%	5/5/17	5,756	5,768
BP Capital Markets plc	1.375%	11/6/17	6,500	6,495
BP Capital Markets plc	1.674%	2/13/18	18,727	18,741
BP Capital Markets plc	1.375%	5/10/18	9,000	8,968
BP Capital Markets plc	2.241%	9/26/18	13,800	13,911
BP Capital Markets plc	1.676%	5/3/19	17,700	17,585
BP Capital Markets plc	4.500%	10/1/20	2,750	2,943
Chevron Corp.	1.344%	11/9/17	25,400	25,421
Chevron Corp.	1.365%	3/2/18	13,330	13,313
Chevron Corp.	1.718%	6/24/18	6,810	6,830
Chevron Corp.	2.193%	11/15/19	4,500	4,542
Chevron Corp.	2.427%	6/24/20	3,390	3,420
Dominion Gas Holdings LLC	2.500%	12/15/19	1,830	1,849
Exxon Mobil Corp.	1.305%	3/6/18	9,125	9,120
Shell International Finance BV	1.625%	11/10/18	13,750	13,745
Shell International Finance BV	2.000%	11/15/18	9,200	9,255
Shell International Finance BV	1.375%	5/10/19	59,000	58,316
Total Capital International SA	1.000%	1/10/17	6,500	6,500
Total Capital International SA	1.500%	2/17/17	3,670	3,670
Total Capital International SA	1.550%	6/28/17	12,470	12,487
Total Capital International SA	2.125%	1/10/19	4,150	4,173
Total Capital SA	2.125%	8/10/18	17,254	17,370
Total Capital SA	4.450%	6/24/20	5,000	5,362

Other Industrial (0.2%)
9 Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	14,665	16,413

Technology (0.5%)
Apple Inc.	1.000%	5/3/18	21,008	20,908
Apple Inc.	1.700%	2/22/19	23,845	23,879
Baidu Inc.	3.250%	8/6/18	10,100	10,243

Transportation (0.2%)
Burlington Northern Santa Fe LLC	4.700%	10/1/19	15,227	16,367
7 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	4,143	4,609
7 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	4,000	4,012

					851,398
Utilities (1.1%)
	Electric (1.0%)
	Arizona Public Service Co.	8.750%	3/1/19	760	864
	Commonwealth Edison Co.	6.150%	9/15/17	8,360	8,634
	Commonwealth Edison Co.	5.800%	3/15/18	5,390	5,660
	Connecticut Light & Power Co.	5.500%	2/1/19	2,230	2,391
	Georgia Power Co.	1.950%	12/1/18	3,410	3,426
	MidAmerican Energy Co.	2.400%	3/15/19	2,785	2,818
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	39,312	45,331
	Pacific Gas & Electric Co.	5.625%	11/30/17	20,020	20,762
	Pacific Gas & Electric Co.	8.250%	10/15/18	2,280	2,531
	Pacific Gas & Electric Co.	3.500%	10/1/20	7,305	7,576
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,182	1,227
	South Carolina Electric & Gas Co.	6.500%	11/1/18	1,240	1,344

	Natural Gas (0.1%)
	Atmos Energy Corp.	8.500%	3/15/19	8,720	9,914
					112,478
Total Corporate Bonds (Cost $2,948,345)					2,940,923
Sovereign Bonds (U.S. Dollar-Denominated) (10.4%)
	African Development Bank	1.000%	11/2/18	36,330	36,029
	Asian Development Bank	0.750%	1/11/17	25,000	25,000
9	Avi Funding Co. Ltd.	2.850%	9/16/20	6,700	6,681
9	Banco del Estado de Chile	2.000%	11/9/17	7,095	7,096
9	Bank Nederlandse Gemeenten NV	0.875%	2/21/17	14,700	14,693
9	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	36,700	36,524
9	Bank Nederlandse Gemeenten NV	1.000%	9/20/18	10,000	9,920
9	Caisse d'Amortissement de la Dette Sociale	1.125%	1/30/17	4,350	4,350
9	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	1,825	1,820
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	16,820	16,699
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,050	1,046
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	16,425	16,417
	Corp. Andina de Fomento	1.500%	8/8/17	14,590	14,574
9	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	7,275	7,411
9	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	2,375	2,307
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	2,520	2,441
9	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	6,875	7,137
9	CPPIB Capital Inc.	1.250%	9/20/19	20,000	19,719
10	Development Bank of Japan Inc.	5.125%	2/1/17	2,750	2,757
9,11 Dexia Credit Local SA		1.875%	9/15/21	9,080	8,755
9	Electricite de France SA	1.150%	1/20/17	13,775	13,792
9	Electricite de France SA	6.500%	1/26/19	1,825	1,981
	European Investment Bank	1.750%	3/15/17	8,275	8,285
	European Investment Bank	1.625%	6/15/17	2,300	2,301
	European Investment Bank	1.000%	3/15/18	13,775	13,727
	European Investment Bank	1.875%	3/15/19	18,375	18,502
	European Investment Bank	2.500%	4/15/21	11,025	11,177
	Export-Import Bank of Korea	4.000%	1/11/17	50,806	50,829
	Export-Import Bank of Korea	1.500%	10/21/19	17,250	16,956
	Export-Import Bank of Korea	5.125%	6/29/20	1,375	1,489
	Export-Import Bank of Korea	4.000%	1/29/21	4,775	5,005
	FMS Wertmanagement AoeR	1.125%	9/5/17	4,580	4,581
	FMS Wertmanagement AoeR	1.625%	11/20/18	9,175	9,203
	Hydro-Quebec	1.375%	6/19/17	15,327	15,372

9	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	6,360	6,320
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	4,500	4,505
	Inter-American Development Bank	1.125%	3/15/17	4,600	4,600
	Inter-American Development Bank	2.375%	8/15/17	6,425	6,474
	Inter-American Development Bank	2.125%	11/9/20	1,800	1,816
	Inter-American Development Bank	1.250%	9/14/21	18,165	17,486
	International Finance Corp.	1.750%	9/4/18	15,600	15,640
9	IPIC GMTN Ltd.	3.750%	3/1/17	1,700	1,704
10	Japan Bank for International Cooperation	1.750%	7/31/18	4,600	4,602
10	Japan Bank for International Cooperation	1.750%	11/13/18	7,575	7,560
	Japan Finance Organization for Municipalities	1.375%	4/18/18	4,000	3,963
9	Japan Finance Organization for Municipalities	2.125%	3/6/19	13,775	13,750
12	KFW	1.250%	2/15/17	9,175	9,175
12	KFW	1.000%	6/11/18	11,475	11,423
12	KFW	1.000%	9/7/18	10,000	9,942
12	KFW	1.875%	4/1/19	4,600	4,631
12	KFW	4.000%	1/27/20	4,125	4,397
12	KFW	2.625%	1/25/22	4,600	4,682
12	KFW	2.125%	1/17/23	1,825	1,799
	Kingdom of Saudi Arabia	2.375%	10/26/21	12,700	12,312
9	Kommunalbanken AS	1.000%	3/15/18	2,750	2,737
9	Kommunalbanken AS	1.125%	5/23/18	7,350	7,315
9	Kommunalbanken AS	2.125%	3/15/19	12,850	12,966
9	Kommunalbanken AS	1.750%	5/28/19	13,775	13,765
9	Kommuninvest I Sverige AB	1.000%	10/24/17	2,750	2,744
	Korea Development Bank	3.875%	5/4/17	9,200	9,269
	Korea Development Bank	2.250%	8/7/17	12,700	12,734
	Korea Development Bank	3.500%	8/22/17	23,130	23,386
	Korea Development Bank	4.625%	11/16/21	1,800	1,951
9	Korea East-West Power Co. Ltd.	2.500%	7/16/17	2,050	2,055
9	Korea Expressway Corp.	1.625%	4/28/17	32,150	32,112
9	Korea Expressway Corp.	1.875%	10/22/17	1,800	1,798
9	Korea Gas Corp.	2.875%	7/29/18	7,350	7,455
9	Korea Land & Housing Corp.	1.875%	8/2/17	4,600	4,600
	Korea National Oil Corp.	3.125%	4/3/17	4,600	4,618
9	Korea National Oil Corp.	2.750%	1/23/19	18,375	18,568
9	Korea Resources Corp.	2.125%	5/2/18	2,750	2,751
9	Municipality Finance plc	1.125%	4/17/18	2,300	2,292
9	Nederlandse Waterschapsbank NV	1.875%	3/13/19	7,350	7,371
9	Nederlandse Waterschapsbank NV	1.250%	9/9/19	11,000	10,839
	North American Development Bank	2.300%	10/10/18	2,400	2,428
9	Province of Alberta	1.000%	6/21/17	2,750	2,753
9	Province of Alberta	1.750%	8/26/20	8,600	8,518
	Province of Alberta	1.900%	12/6/19	20,000	19,998
	Province of Manitoba	2.100%	9/6/22	1,275	1,250
	Province of Ontario	1.100%	10/25/17	21,125	21,152
	Province of Ontario	1.625%	1/18/19	34,665	34,610
	Province of Ontario	2.000%	1/30/19	27,130	27,281
	Province of Ontario	1.250%	6/17/19	27,250	26,935
	Province of Ontario	4.000%	10/7/19	2,375	2,515
	Province of Ontario	4.400%	4/14/20	1,375	1,477
	Province of Quebec	2.750%	8/25/21	5,825	5,914
	Republic of Lithuania	7.375%	2/11/20	8,990	10,261
	Republic of Lithuania	6.125%	3/9/21	16,000	17,920
	Republic of Poland	6.375%	7/15/19	17,261	19,160
	Republic of Poland	5.125%	4/21/21	1,240	1,352
	Republic of Poland	5.000%	3/23/22	18,925	20,605

9	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	2,000	2,008
9	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	9,175	9,293
	State of Israel	3.150%	6/30/23	1,800	1,829
9	State of Qatar	3.125%	1/20/17	2,300	2,303
	Statoil ASA	1.250%	11/9/17	25,000	24,978
	Statoil ASA	1.200%	1/17/18	2,630	2,622
	Statoil ASA	1.950%	11/8/18	13,775	13,821
	Statoil ASA	3.150%	1/23/22	2,700	2,749
	Statoil ASA	2.650%	1/15/24	1,825	1,784
	Svensk Exportkredit AB	1.125%	4/5/18	5,475	5,456
9	Temasek Financial I Ltd.	4.300%	10/25/19	2,250	2,395
9	Temasek Financial I Ltd.	2.375%	1/23/23	4,600	4,484
Total Sovereign Bonds (Cost $1,041,412)					1,040,534
Taxable Municipal Bonds (0.2%)
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	1,825	1,843
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	3,949	4,003
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	10,837	11,062
	Princeton University New Jersey GO	4.950%	3/1/19	5,975	6,368
Total Taxable Municipal Bonds (Cost $23,140)					23,276
				Shares
Temporary Cash Investments (1.9%)
Money Market Fund (0.7%)
14	Vanguard Market Liquidity Fund	0.823%		670,380	67,045

				Face
				Amount
				($000)
Certificates of Deposit (0.6%)
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
	Branch)	1.520%	8/9/17	22,070	22,090
	Royal Bank of Canada (New York Branch)	1.360%	10/5/17	21,580	21,572
	Toronto Dominion Bank (New York Branch)	1.350%	8/11/17	14,230	14,228
					57,890
Commercial Paper (0.6%)
9,13 Engie SA		1.543%	10/2/17	17,075	16,861
9,13 Engie SA		1.543%	10/6/17	5,722	5,649
9,13 Engie SA		1.543%	10/10/17	3,815	3,766
9,13 Engie SA		1.543%	10/12/17	5,075	5,009
9,13 Engie SA		1.543%	10/13/17	2,200	2,171
9,13 Engie SA		1.543%–1.554%	10/16/17	11,865	11,708
9,13 Engie SA		1.544%	10/18/17	5,860	5,782
9,13 Engie SA		1.543%	10/20/17	1,000	987
9,13 Engie SA		1.544%	11/9/17	3,645	3,592
9,13 Engie SA		1.544%	11/10/17	3,610	3,558
9,13 Engie SA		1.544%	11/15/17	3,395	3,345
					62,428
Total Temporary Cash Investments (Cost $187,419)					187,363

Total Investments (99.2%) (Cost $10,012,788)	9,987,757
Other Assets and Liabilities-Net (0.8%)	82,963
Net Assets (100%)	10,070,720

1 Securities with a value of $5,978,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $306,000 have been segregated as collateral for open over-the-counter swap contracts.
3 Securities with a value of $3,110,000 have been segregated as initial margin for open cleared swap contracts.
4 U.S. government-guaranteed.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Adjustable-rate security.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $1,775,935,000, representing 17.6% of net assets.
10 Guaranteed by the Government of Japan.
11 Guaranteed by multiple countries.
12 Guaranteed by the Federal Republic of Germany.
13 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
December 31, 2016, the aggregate value of these securities was $62,428,000, representing 0.6% of net assets.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

Institutional Short-Term Bond Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,600,138	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,195,523	—
Corporate Bonds	—	2,940,923	—
Sovereign Bonds	—	1,040,534	—
Taxable Municipal Bonds	—	23,276	—
Temporary Cash Investments	67,045	120,318	—
Futures Contracts—Assets[1]	552	—	—
Futures Contracts—Liabilities[1]	(1,980)	—	—
Swap Contracts—Assets	165[1]	67	—
	)
Swap Contracts—Liabilities	(208[1]	(254)	—
Total	65,574	9,920,525	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
2-Year U.S. Treasury Note	March 2017	7,936	1,719,632	(560)
5-Year U.S. Treasury Note	March 2017	(6,815)	(801,881)	(1,449)
10-Year Ultra U.S. Treasury Note	March 2017	(1,082)	(145,056)	825
10-Year U.S. Treasury Note	March 2017	(293)	(36,414)	99
30-Year U.S. Treasury Bond	March 2017	81	12,203	(63)
Ultra Long U.S. Treasury Bond	March 2017	5	801	(8)
				(1,156)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended December 31, 2016, the fund had the following open swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
Federation of Malaysia/A3	12/20/21	BARC	9,900	82	1.000	(100)
Federation of Malaysia/A3	12/20/21	BNPSW	1,990	24	1.000	(13)
Republic of Chile/Aa3	12/20/21	JPMC	7,200	(51)	1.000	(1)
Republic of Chile/Aa3	12/20/21	BNPSW	7,500	(78)	1.000	(26)
Republic of Chile/Aa3	12/20/21	JPMC	7,600	(29)	1.000	25
Republic of Chile/Aa3	12/20/21	BARC	7,500	(28)	1.000	24
Republic of Chile/Aa3	12/20/21	BARC	3,750	(9)	1.000	18
			45,440			(73)

Credit Protection Purchased
EI du Pont de Nemours & Co.	12/20/20	JPMC	4,915	94	(1.000)	(33)
Republic of Korea	12/20/21	BNPSW	11,000	250	(1.000)	(48)
Republic of Korea	12/20/21	CITNA	7,000	157	(1.000)	(33)
			22,915			(114)
						(187)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citi Bank N.A.
JPMC—JP Morgan Chase Bank NA.

Centrally Cleared Interest Rate Swaps
				Fixed
				Interest	Floating
				Rate	Interest	Unrealized
	Future		Notional	Received	Rate	Appreciation
Termination	Effective		Amount	(Paid)	Received	(Depreciation)
Date	Date	Clearinghouse	($000)	(%)	(Paid) (%)	($000)
8/15/17	NA	LCH	150,000	0.981	(0.704) [2]	110
3/15/18	3/15/17[1]	CME	20,000	1.250	(0.000) [3]	(11)
3/15/19	3/15/17[1]	CME	85,728	1.250	(0.000)[3]	(134)
3/15/20	3/15/17[1]	CME	152,546	1.500	(0.000) [3]	(395)
3/15/21	3/15/17[1]	CME	18,000	1.500	(0.000) [3]	(98)
5/31/21	4/5/17[1]	LCH	31,900	(1.781)	0.000[3]	209
3/15/22	3/15/17[1]	CME	30,385	(1.500)	0.000[3]	102
3/15/24	3/15/17[1]	CME	30,018	(1.750)	0.000[3]	51
						(166)

CME—Chicago Mercantile Exchange.
LCH—London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

E. At December 31, 2016, the cost of investment securities for tax purposes was $10,013,925,000. Net unrealized depreciation of investment securities for tax purposes was $26,168,000, consisting of unrealized gains of $16,143,000 on securities that had risen in value since their purchase and $42,311,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Core Bond Fund

Schedule of Investments (unaudited)

As of December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (54.7%)
U.S. Government Securities (19.6%)
United States Treasury Inflation Indexed
Bonds	0.125%	4/15/21	6,981	7,160
United States Treasury Inflation Indexed
Bonds	0.625%	1/15/26	5,703	5,845
United States Treasury Inflation Indexed
Bonds	0.125%	7/15/26	8,410	8,192
United States Treasury Note/Bond	0.875%	11/15/17	3,500	3,500
United States Treasury Note/Bond	0.875%	11/30/17	1,200	1,200
United States Treasury Note/Bond	0.875%	5/31/18	50	50
United States Treasury Note/Bond	2.250%	7/31/18	44	45
United States Treasury Note/Bond	0.750%	8/31/18	950	944
United States Treasury Note/Bond	0.750%	9/30/18	50	50
United States Treasury Note/Bond	1.625%	3/31/19	432	435
United States Treasury Note/Bond	0.875%	4/15/19	900	892
United States Treasury Note/Bond	1.000%	10/15/19	2,000	1,978
United States Treasury Note/Bond	1.375%	12/15/19	600	598
United States Treasury Note/Bond	1.375%	8/31/20	1,025	1,014
United States Treasury Note/Bond	1.375%	9/30/20	650	642
United States Treasury Note/Bond	1.375%	10/31/20	650	642
United States Treasury Note/Bond	1.750%	10/31/20	3,900	3,905
United States Treasury Note/Bond	1.625%	11/30/20	650	647
United States Treasury Note/Bond	2.000%	11/30/20	1,000	1,010
United States Treasury Note/Bond	1.750%	12/31/20	1,586	1,585
United States Treasury Note/Bond	1.375%	1/31/21	2,400	2,361
United States Treasury Note/Bond	2.125%	1/31/21	700	709
United States Treasury Note/Bond	1.125%	2/28/21	1,185	1,153
United States Treasury Note/Bond	2.000%	2/28/21	800	806
United States Treasury Note/Bond	1.250%	3/31/21	1,000	976
United States Treasury Note/Bond	1.375%	4/30/21	3,156	3,094
United States Treasury Note/Bond	2.250%	4/30/21	2,300	2,339
United States Treasury Note/Bond	2.000%	5/31/21	2,050	2,061
United States Treasury Note/Bond	2.125%	6/30/21	420	424
United States Treasury Note/Bond	1.125%	7/31/21	800	773
United States Treasury Note/Bond	2.125%	8/15/21	6,600	6,657
United States Treasury Note/Bond	1.250%	10/31/21	2,300	2,229
United States Treasury Note/Bond	1.875%	5/31/22	1,000	991
United States Treasury Note/Bond	1.750%	9/30/22	1,000	980
United States Treasury Note/Bond	1.750%	1/31/23	500	488
United States Treasury Note/Bond	1.500%	2/28/23	1,000	961
United States Treasury Note/Bond	1.500%	3/31/23	980	941
United States Treasury Note/Bond	1.750%	5/15/23	5,500	5,350
United States Treasury Note/Bond	1.625%	5/31/23	1,000	965
United States Treasury Note/Bond	2.500%	8/15/23	6,500	6,609
United States Treasury Note/Bond	2.750%	11/15/23	244	252
United States Treasury Note/Bond	2.125%	5/15/25	1,650	1,616
United States Treasury Note/Bond	2.000%	8/15/25	500	484
United States Treasury Note/Bond	2.250%	11/15/25	3,060	3,017
United States Treasury Note/Bond	1.625%	2/15/26	2,468	2,303
United States Treasury Note/Bond	1.625%	5/15/26	3,435	3,199

United States Treasury Note/Bond	6.500%	11/15/26	200	270
United States Treasury Note/Bond	6.125%	8/15/29	1,000	1,379
United States Treasury Note/Bond	6.250%	5/15/30	400	565
United States Treasury Note/Bond	5.375%	2/15/31	400	532
United States Treasury Note/Bond	4.500%	2/15/36	1,450	1,832
1 United States Treasury Note/Bond	4.750%	2/15/37	2,850	3,703
United States Treasury Note/Bond	5.000%	5/15/37	608	815
United States Treasury Note/Bond	4.250%	5/15/39	600	727
United States Treasury Note/Bond	3.750%	8/15/41	650	731
United States Treasury Note/Bond	3.125%	11/15/41	600	608
United States Treasury Note/Bond	3.125%	2/15/42	650	659
United States Treasury Note/Bond	3.000%	5/15/42	6,600	6,534
United States Treasury Note/Bond	3.625%	8/15/43	200	221
United States Treasury Note/Bond	2.875%	8/15/45	1,550	1,489
United States Treasury Note/Bond	3.000%	11/15/45	2,742	2,699
2 United States Treasury Note/Bond	2.500%	2/15/46	4,150	3,681
United States Treasury Note/Bond	2.500%	5/15/46	2,800	2,484
United States Treasury Note/Bond	2.250%	8/15/46	2,150	1,804
				122,805
Agency Bonds and Notes (12.3%)
3 AID-Ukraine	1.471%	9/29/21	2,100	2,039
4 Federal Home Loan Banks	0.875%	6/29/18	2,200	2,192
4 Federal Home Loan Banks	0.625%	8/7/18	100	99
4 Federal Home Loan Banks	0.875%	10/1/18	2,500	2,486
4 Federal Home Loan Banks	1.250%	1/16/19	2,300	2,299
4 Federal Home Loan Banks	0.875%	8/5/19	3,800	3,745
4 Federal Home Loan Banks	1.000%	9/26/19	750	741
4 Federal Home Loan Banks	1.375%	11/15/19	1,150	1,146
5 Federal Home Loan Mortgage Corp.	0.750%	4/9/18	300	299
5 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	820	815
5 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	6,050	5,966
5 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	800	769
5 Federal National Mortgage Assn.	1.000%	2/26/19	1,550	1,540
5 Federal National Mortgage Assn.	0.875%	8/2/19	450	443
5 Federal National Mortgage Assn.	1.000%	8/28/19	1,900	1,878
5 Federal National Mortgage Assn.	0.000%	10/9/19	9,600	9,145
5 Federal National Mortgage Assn.	1.000%	10/24/19	8,750	8,630
5 Federal National Mortgage Assn.	1.875%	12/28/20	600	601
5 Federal National Mortgage Assn.	1.250%	8/17/21	100	97
5 Federal National Mortgage Assn.	1.875%	9/24/26	5,600	5,144
4 Financing Corp.	0.000%	11/11/17	3,000	2,976
4 Financing Corp.	0.000%	5/11/18	1,500	1,477
Private Export Funding Corp.	5.450%	9/15/17	500	515
Private Export Funding Corp.	2.250%	12/15/17	3,600	3,640
Private Export Funding Corp.	4.375%	3/15/19	128	136
Private Export Funding Corp.	1.450%	8/15/19	2,715	2,709
Private Export Funding Corp.	2.300%	9/15/20	150	152
Private Export Funding Corp.	3.550%	1/15/24	1,300	1,380
Residual Funding Corp. Principal Strip	0.000%	7/15/20	5,500	5,155
Residual Funding Corp. Principal Strip	0.000%	10/15/20	2,000	1,864
Resolution Funding Corp. Interest Strip	0.000%	1/15/27	600	441
Resolution Funding Corp. Interest Strip	0.000%	4/15/27	1,800	1,309
Resolution Funding Corp. Interest Strip	0.000%	7/15/27	794	571
Resolution Funding Corp. Interest Strip	0.000%	10/15/27	794	566
Resolution Funding Corp. Interest Strip	0.000%	4/15/28	3,000	2,088
4 Tennessee Valley Authority Principal Strip	0.000%	11/1/25	3,000	2,294
				77,347

Conventional Mortgage-Backed Securities (20.7%)
5,6	Fannie Mae Pool	2.000%	1/1/32	2,500	2,437
5,6	Fannie Mae Pool	2.500%	2/1/28–10/1/31	12,525	12,562
5,6,7Fannie Mae Pool		3.000%	2/1/27–9/1/46	7,167	7,309
5,6	Fannie Mae Pool	3.500%	3/1/27–7/1/46	15,863	16,363
5,6	Fannie Mae Pool	4.000%	8/1/39–7/1/46	18,582	19,611
5,6,7Fannie Mae Pool		4.500%	1/1/41–1/1/47	6,167	6,660
5,6	Fannie Mae Pool	5.000%	3/1/38–2/1/45	8,150	8,953
5,6	Fannie Mae Pool	6.000%	5/1/37	1,078	1,233
5,6,7Freddie Mac Gold Pool		2.500%	8/1/31–1/1/32	2,545	2,551
5,6,7Freddie Mac Gold Pool		3.000%	1/1/32–1/1/47	14,395	14,403
5,6	Freddie Mac Gold Pool	4.000%	1/1/46	186	196
6	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	334	355
6,7	Ginnie Mae I Pool	4.500%	2/15/39–1/1/47	3,439	3,751
6	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	3,884	4,287
6,7	Ginnie Mae II Pool	3.000%	1/20/45–1/1/47	9,782	9,925
6	Ginnie Mae II Pool	3.500%	10/20/43–1/1/47	13,875	14,488
6,7	Ginnie Mae II Pool	4.000%	11/20/42–2/1/47	2,153	2,288
6	Ginnie Mae II Pool	4.500%	11/20/44	1,863	2,037
					129,409
Nonconventional Mortgage-Backed Securities (2.1%)
5,6,8Fannie Mae Pool		2.725%	9/1/37	1,642	1,737
5,6,8Fannie Mae Pool		2.775%	12/1/40	223	236
5,6,8Fannie Mae Pool		2.894%	8/1/35	376	397
5,6,8Fannie Mae Pool		2.931%	8/1/36	476	502
5,6,8Fannie Mae Pool		2.944%	4/1/40	1,431	1,526
5,6,8Fannie Mae REMICS		1.006%	9/25/46	822	819
5,6,8Fannie Mae REMICS		1.056%	9/25/41–4/25/45	443	441
5,6,8Fannie Mae REMICS		1.076%	6/25/36	478	477
5,6,8Fannie Mae REMICS		1.106%	5/25/43–12/25/46	1,884	1,882
5,6,8Fannie Mae REMICS		1.126%	6/25/35	131	131
5,6,8Fannie Mae REMICS		1.156%	11/25/42–9/25/46	966	968
5,6,8Fannie Mae REMICS		1.166%	11/25/35	173	173
5,6,8Fannie Mae REMICS		1.201%	2/25/37	92	92
5,6,8Fannie Mae REMICS		1.256%	8/25/46	370	370
5,6,8Freddie Mac Non Gold Pool		2.745%	7/1/35	925	976
5,6,8Freddie Mac Non Gold Pool		2.791%	9/1/37	784	832
5,6	Freddie Mac Non Gold Pool	2.937%	7/1/33	116	123
5,6,8Freddie Mac Non Gold Pool		3.155%	11/1/35	686	728
5,6,8Freddie Mac REMICS		1.054%	11/15/36–8/15/43	390	390
5,6,8Freddie Mac REMICS		1.064%	11/15/36	134	134
5,6,8Freddie Mac REMICS		1.154%	6/15/42	77	77
					13,011
Total U.S. Government and Agency Obligations (Cost $351,918)					342,572
Asset-Backed/Commercial Mortgage-Backed Securities (12.4%)
6	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	1,500	1,499
6,9	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	97	98
6	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	90	90
6	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	60	60
6	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	285	289
6	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	170	170
6	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	30	30

6	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	20	20
6	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	125	127
6	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/10/21	70	70
6	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	200	197
6	AmeriCredit Automobile Receivables Trust
	2016-4	1.530%	7/8/21	110	109
6	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	225	222
6,9	Applebee's Funding LLC/IHOP Funding LLC
	2014-1	4.277%	9/5/44	60	59
6,9	ARL Second LLC 2014-1A	2.920%	6/15/44	74	72
6,9	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	800	840
6,9	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	575	581
6,9	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	380	375
6,9	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	200	199
6,9	Avis Budget Rental Car Funding AESOP
	LLC 2016-2A	2.720%	11/20/22	420	412
9	Bank of Montreal	1.750%	6/15/21	305	295
	Bank of Nova Scotia	1.875%	4/26/21	330	322
9	Bank of Nova Scotia	1.875%	9/20/21	110	107
6,8,9BMW Floorplan Master Owner Trust 2015-1A		1.204%	7/15/20	700	700
6	BMW Vehicle Lease Trust 2016-2	1.430%	9/20/19	100	100
6	BMW Vehicle Lease Trust 2016-2	1.570%	2/20/20	110	110
6,8	Cabela's Credit Card Master Note Trust
	2016-1	1.554%	6/15/22	1,100	1,110
6,9	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	81	82
6	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	160	160
6	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	130	129
6	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	210	206
6	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	210	208
6	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	360	363
6	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	570	565
6	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	220	221
6	Capital Auto Receivables Asset Trust 2016-3	1.540%	8/20/20	70	70
6	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	20	20
6	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	50	49
6	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	39
6,8	Capital One Multi-Asset Execution Trust
	2016-A1	1.154%	2/15/22	800	803
6,8	Capital One Multi-Asset Execution Trust
	2016-A2	1.334%	2/15/24	410	412
6,8,9CARDS II Trust 2016-1A		1.404%	7/15/21	750	753
6	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	750	754
6	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	100	99
6	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	100	99
6	CarMax Auto Owner Trust 2016-3	1.900%	4/15/22	200	196

6	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	190	186
6	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	190	186
6	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	60	59
6	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	30	29
6	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	228	225
6,8	Chase Issuance Trust 2016-A1	1.114%	5/17/21	700	701
6,9	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	610	608
6,9	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	200	202
6,9	Chrysler Capital Auto Receivables Trust
	2016-AA	1.960%	1/18/22	600	599
6,9	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	2/15/22	90	91
6,9	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	90	90
6,9	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	40	40
6,9	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	20	20
6	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	30	33
6	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	350	371
6	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	350	362
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	350	362
6	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	230	241
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	350	361
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	140	147
6	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.532%	10/10/47	175	175
6	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	228	226
6	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	293	286
6,9	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	82	81
6	CNH Equipment Trust 2016-B	1.970%	11/15/21	600	597
6,8,9Colony American Homes 2015-1		2.236%	7/17/32	70	70
6,8,9Colony American Homes 2015-1A		1.936%	7/17/32	184	184
6,8,9Colony Starwood Homes 2016-1A Trust		2.236%	7/17/33	494	495
6,8,9Colony Starwood Homes 2016-1A Trust		2.886%	7/17/33	185	186
6,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	40	41
6	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	506
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	60	63
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	500	533
6,9	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	150	150
6,9	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	211
6,9	COMM 2013-CCRE9 Mortgage Trust	4.256%	7/10/45	230	232
6,9	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	100	103
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	350	373
6	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	20	21
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	350	370
6	COMM 2014-CCRE17 Mortgage Trust	4.735%	5/10/47	190	196

6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	350	361
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	230
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	228	229
6	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	228	233
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	228	236
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	60	60
6,9	DB Master Finance LLC 2015-1A	3.980%	2/20/45	59	59
6	DBJPM 16-C1 Mortgage Trust	3.352%	5/10/49	140	130
6,9	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	500	505
6,9	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	132	135
6,9	Drive Auto Receivables Trust 2016-BA	1.670%	7/15/19	1,000	1,001
6,9	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	420	422
6,9	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	270	272
6,9	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	200	201
6,9	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	120	120
6,9	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	80	80
6,9	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	90	89
6,9	Enterprise Fleet Financing LLC Series 2016-
	2	2.040%	2/22/22	450	444
6,8,9Evergreen Credit Card Trust 2016-1		1.424%	4/15/20	1,175	1,180
6,8,9Evergreen Credit Card Trust 2016-3		1.204%	11/16/20	110	110
5,6,8Fannie Mae Connecticut Avenue Securities
	2016-C04	2.206%	1/25/29	181	182
5,6,8Fannie Mae Connecticut Avenue Securities
	2016-C05	2.106%	1/25/29	486	487
6,9	Flagship Credit Auto Trust 2016-4	1.960%	2/15/21	120	119
6,9	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	190	191
6,9	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	250	251
6,9	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	1,050	1,058
6,9	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	200	200
6	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	200	199
6,9	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	100	100
6,9	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	200	196
6	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.730%	9/15/19	600	603
6,8	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	1.204%	2/15/21	1,000	1,001
6	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	200	200
6,8	Ford Credit Floorplan Master Owner Trust A
	Series 2015-2	1.274%	1/15/22	630	632
6,8	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.604%	2/15/21	400	404
6,8	Ford Credit Floorplan Master Owner Trust A
	Series 2016-3	1.324%	7/15/21	50	50
6,8	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.234%	7/15/20	40	40
5,6,8Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.006%	10/25/28	177	178
5,6,8Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	1.856%	12/25/28	216	217
5,6,8Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.756%	12/25/28	250	252
6,9	FRS I LLC 2013-1A	3.080%	4/15/43	184	180
6,8	GE Dealer Floorplan Master Note Trust
	Series 2015-2	1.389%	1/20/22	370	371
6	GM Financial Automobile Leasing Trust
	2015-2	2.990%	7/22/19	50	50

6	GM Financial Automobile Leasing Trust
	2015-2	2.420%	7/22/19	420	422
6	GM Financial Automobile Leasing Trust
	2016-2	1.620%	9/20/19	130	130
6	GM Financial Automobile Leasing Trust
	2016-2	1.760%	3/20/20	900	897
6	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	190	190
6	GM Financial Automobile Leasing Trust
	2016-3	1.610%	12/20/19	40	40
6	GM Financial Automobile Leasing Trust
	2016-3	1.780%	5/20/20	40	40
6,9	GMF Floorplan Owner Revolving Trust 2015-
	1	1.970%	5/15/20	450	449
6,8,9GMF Floorplan Owner Revolving Trust 2016-
	1	1.554%	5/17/21	800	804
6,9	GMF Floorplan Owner Revolving Trust 2016-
	1	2.410%	5/17/21	330	327
6,9	GMF Floorplan Owner Revolving Trust 2016-
	1	2.850%	5/17/21	330	327
6,8,9Golden Credit Card Trust 2014-2A		1.154%	3/15/21	680	680
6,9	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	270	269
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	350	354
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	350	368
6	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	350	368
6	GS Mortgage Securities Trust 2014-GC24	4.507%	9/10/47	170	180
6	GS Mortgage Securities Trust 2014-GC24	4.529%	9/10/47	150	148
6	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	228	231
6	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	228	230
6,9	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	680	675
6,9	Hertz Vehicle Financing LLC 2015-1A	2.730%	3/25/21	850	845
6,9	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	120	119
6,9	Hertz Vehicle Financing LLC 2016-4A	2.650%	7/25/22	290	282
6,9	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	20
6,9	Hyundai Auto Lease Securitization Trust
	2016-C	1.490%	2/18/20	50	50
6,9	Hyundai Auto Lease Securitization Trust
	2016-C	1.650%	7/15/20	20	20
6,9	Hyundai Floorplan Master Owner Trust
	Series 2016-1A	1.810%	3/15/21	110	110
6,8,9Invitation Homes 2014-SFR1 Trust		2.236%	6/17/31	275	275
6,8,9Invitation Homes 2015-SFR2 Trust		2.330%	6/17/32	70	70
6,8,9Invitation Homes 2015-SFR3 Trust		2.486%	8/17/32	70	70
6	John Deere Owner Trust 2016-B	1.490%	5/15/23	500	495
6,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,700	1,842
6,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.408%	8/15/46	550	606
6,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	90	92
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.053%	1/15/46	230	226
6	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	90	92
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,600	1,635
6	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	30	32

6	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.046%	11/15/45	30	31
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	360	384
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	350	351
6	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	350	359
6	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	228	227
6	Mercedes-Benz Auto Lease Trust 2016-B	1.520%	6/15/22	20	20
6,8,9Mercedes-Benz Master Owner Trust 2016-B		1.404%	5/17/21	800	805
6,9	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	290	284
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	100	104
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.084%	7/15/46	200	204
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	400	430
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	350	364
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.894%	4/15/47	150	155
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	350	364
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	350	368
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	450	460
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	228	228
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C22	3.306%	4/15/48	228	229
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	228	235
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.753%	5/15/49	160	161
6	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	190	194
6	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	228	237
6,9	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	1,700	1,682
9	National Australia Bank Ltd.	2.250%	3/16/21	50	50
6,8,9Navient Student Loan Trust 2016-2		1.806%	6/25/65	200	201
6,8,9Navient Student Loan Trust 2016-3		1.606%	6/25/65	60	60
6,8,9Navient Student Loan Trust 2016-6A		1.506%	3/25/66	100	100
6,8,9Navistar Financial Dealer Note Master Trust
	2016-1A	2.106%	9/27/21	220	220
6,9	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	580	584
6	Nissan Auto Lease Trust 2016-B	1.500%	7/15/19	140	140
6	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	30	30
6,8	Nissan Master Owner Trust Receivables
	Series 2016-A	1.344%	6/15/21	500	503
6,9	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	697
6,8,9Pepper Residential Securities Trust 2017A-
	A1UA	1.764%	3/10/58	303	302
6,8,9PHEAA Student Loan Trust 2016-2A		1.505%	11/25/65	260	260

6,9	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	414	414
6,8,9Resimac Premier Series 2016-1A		2.054%	10/10/47	724	725
	Royal Bank of Canada	2.100%	10/14/20	390	388
	Royal Bank of Canada	2.300%	3/22/21	600	595
6	Santander Drive Auto Receivables Trust
	2016-2	1.560%	5/15/20	870	870
6	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	215	215
6	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	170	170
6	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	140	142
6	Santander Drive Auto Receivables Trust
	2016-3	1.500%	8/17/20	140	140
6	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	200	199
6	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	260	257
6,9	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	50	50
6,9	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	40	39
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	40	40
6,9	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	440	436
6,8,9SMB Private Education Loan Trust 2016-B		2.154%	2/17/32	280	285
6,8,9SMB Private Education Loan Trust 2016-C		1.804%	9/15/34	100	100
6,9	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	470	469
6,9	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	500	492
6,9	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	100	98
6,8,9SoFi Professional Loan Program 2016-D
	LLC	1.706%	1/25/39	95	95
6,9	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	250	247
6	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	385	388
6	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	337	338
6	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	345	346
6	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	470	467
6	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	150	148
6	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	100	99
6,9	Taco Bell Funding LLC 2016-1A	3.832%	5/25/46	59	59
6,9	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	36	36
6,9	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	31	31
9	Toronto-Dominion Bank	2.250%	3/15/21	350	348
6,8,9Trillium Credit Card Trust II 2016-1A		1.481%	5/26/21	760	763
6	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	10	10
6,9	Volkswagen Credit Auto Master Owner Trust
	2014-1A	1.400%	7/22/19	300	300
6	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	41

6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	350	376
6	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.296%	7/15/46	450	480
6	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	70	70
6	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	388	389
6	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	30	30
6	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.496%	9/15/58	200	200
6	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.540%	9/15/58	160	156
6	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	70	73
6,9	Wendys Funding LLC 2015-1A	3.371%	6/15/45	227	227
6,9	Wendys Funding LLC 2015-1A	4.080%	6/15/45	56	55
6,9	Wendys Funding LLC 2015-1A	4.497%	6/15/45	49	48
9	Westpac Banking Corp.	2.250%	11/9/20	365	363
6	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	100	107
6	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	20	21
6	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	20	21
6	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	10	10
6	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	360	373
6	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	350	360
6	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	350	371
6	World Financial Network Credit Card Master
	Note Trust Series 2012-D	2.150%	4/17/23	1,000	1,003
6	World Financial Network Credit Card Master
	Note Trust Series 2015-B	2.550%	6/17/24	220	222
6	World Financial Network Credit Card Master
	Note Trust Series 2016-A	2.030%	4/15/25	220	216
6	World Omni Auto Receivables Trust 2015-B	2.150%	8/15/22	175	175
6	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	100	99
6	World Omni Automobile Lease Securitization
	Trust 2016-A	1.610%	1/15/22	575	569
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $78,304)					77,648
Corporate Bonds (26.2%)
Finance (11.3%)
	Banking (5.8%)
9	ABN AMRO Bank NV	4.750%	7/28/25	150	152
9	ABN AMRO Bank NV	4.800%	4/18/26	200	204
10	Bank of America Corp.	5.500%	11/22/21	138	196
	Bank of America Corp.	3.300%	1/11/23	546	546
	Bank of America Corp.	4.000%	4/1/24	500	515
	Bank of America Corp.	3.875%	8/1/25	400	406
9	Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	650	643
11	BPCE SA	3.500%	4/24/20	400	287
	BPCE SA	2.750%	12/2/21	180	179

	Citigroup Inc.	1.800%	2/5/18	300	300
8,11 Citigroup Inc.		3.005%	8/7/19	500	361
	Citigroup Inc.	2.900%	12/8/21	2,610	2,585
	Citigroup Inc.	3.200%	10/21/26	800	760
8,11 Commonwealth Bank of Australia		2.960%	7/12/21	200	145
9	Commonwealth Bank of Australia	2.000%	9/6/21	490	475
9	Commonwealth Bank of Australia	4.500%	12/9/25	200	204
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	410	406
9	Deutsche Bank AG	4.250%	10/14/21	945	947
	Discover Financial Services	5.200%	4/27/22	370	398
	First Republic Bank	2.375%	6/17/19	510	508
10	Goldman Sachs Group Inc.	6.125%	5/14/17	100	125
8,11 Goldman Sachs Group Inc.		3.455%	8/8/18	50	36
11	Goldman Sachs Group Inc.	5.000%	8/21/19	400	301
	Goldman Sachs Group Inc.	2.300%	12/13/19	1,845	1,843
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,050	1,049
10	Goldman Sachs Group Inc.	4.250%	1/29/26	293	401
	Goldman Sachs Group Inc.	6.125%	2/15/33	480	580
	Goldman Sachs Group Inc.	5.150%	5/22/45	550	576
6,12 HBOS plc		4.500%	3/18/30	40	46
	HSBC Holdings plc	3.400%	3/8/21	700	711
	HSBC Holdings plc	2.950%	5/25/21	185	184
	HSBC Holdings plc	2.650%	1/5/22	1,860	1,818
	HSBC Holdings plc	3.600%	5/25/23	480	482
	HSBC Holdings plc	3.900%	5/25/26	440	441
	HSBC Holdings plc	4.375%	11/23/26	50	50
	JPMorgan Chase & Co.	2.400%	6/7/21	250	247
	JPMorgan Chase & Co.	2.295%	8/15/21	1,495	1,466
	JPMorgan Chase & Co.	2.972%	1/15/23	870	866
	JPMorgan Chase & Co.	2.700%	5/18/23	182	177
	JPMorgan Chase & Co.	3.200%	6/15/26	171	166
	JPMorgan Chase & Co.	5.500%	10/15/40	216	254
12	Leeds Building Society	1.375%	5/5/22	575	603
11	Lloyds Bank plc	3.250%	4/1/20	700	500
8,11 Macquarie Bank Ltd.		2.790%	10/26/18	200	145
9	Macquarie Bank Ltd.	2.600%	6/24/19	78	79
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	310	310
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	430	417
9	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	285	285
	Morgan Stanley	2.800%	6/16/20	1,170	1,177
	Morgan Stanley	2.625%	11/17/21	2,365	2,330
12	Morgan Stanley	1.000%	12/2/22	290	308
	Morgan Stanley	3.875%	1/27/26	525	529
12	Morgan Stanley	1.375%	10/27/26	230	237
	MUFG Americas Holdings Corp.	2.250%	2/10/20	570	564
6,12 Nationwide Building Society		4.125%	3/20/23	385	421
10	Nationwide Building Society	3.250%	1/20/28	100	130
	PNC Bank NA	2.550%	12/9/21	340	339
	Royal Bank of Canada	1.500%	7/29/19	340	335
10	Santander UK Group Holdings plc	3.625%	1/14/26	165	208
	Svenska Handelsbanken AB	2.450%	3/30/21	370	367
	Svenska Handelsbanken AB	1.875%	9/7/21	185	179
	Synchrony Financial	4.500%	7/23/25	1,650	1,691
	Synchrony Financial	3.700%	8/4/26	394	379
11	Wells Fargo & Co.	4.000%	8/8/19	1,000	735
10	Wells Fargo & Co.	2.000%	7/28/25	123	149
	Wells Fargo & Co.	5.375%	2/7/35	150	169
8,11 Westpac Banking Corp.		2.940%	6/3/21	100	72

	Westpac Banking Corp.	2.000%	8/19/21	590	572
6	Westpac Banking Corp.	4.322%	11/23/31	885	884
12	Yorkshire Building Society	1.250%	3/17/22	258	272

	Brokerage (0.2%)
	Affiliated Managers Group Inc.	4.250%	2/15/24	250	252
9	Apollo Management Holdings LP	4.400%	5/27/26	430	427
	Invesco Finance plc	4.000%	1/30/24	180	187
	Stifel Financial Corp.	4.250%	7/18/24	215	213

	Finance Companies (0.6%)
	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust	3.750%	5/15/19	150	153
	Air Lease Corp.	2.125%	1/15/18	2,110	2,110
	GE Capital International Funding Co.	4.418%	11/15/35	350	366
	International Lease Finance Corp.	4.625%	4/15/21	1,000	1,036
9	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	260	251

	Insurance (3.0%)
	Aetna Inc.	2.400%	6/15/21	75	74
9	AIA Group Ltd.	3.200%	3/11/25	1,050	1,012
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	432	431
	American Financial Group Inc.	3.500%	8/15/26	275	264
	American International Group Inc.	4.875%	6/1/22	132	144
	American International Group Inc.	3.750%	7/10/25	350	352
	American International Group Inc.	3.900%	4/1/26	360	365
	Aon plc	3.500%	6/14/24	500	501
	Arch Capital Finance LLC	4.011%	12/15/26	265	269
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,990	1,983
	Berkshire Hathaway Inc.	3.125%	3/15/26	235	233
	Chubb INA Holdings Inc.	2.700%	3/13/23	225	222
	Chubb INA Holdings Inc.	3.150%	3/15/25	200	199
	Chubb INA Holdings Inc.	3.350%	5/3/26	200	202
6,12 Credit Agricole Assurances SA		4.250%	1/29/49	100	104
	First American Financial Corp.	4.600%	11/15/24	290	285
9	Five Corners Funding Trust	4.419%	11/15/23	828	872
	Hanover Insurance Group Inc.	4.500%	4/15/26	100	101
	Infinity Property & Casualty Corp.	5.000%	9/19/22	520	530
12	Liberty Mutual Group Inc.	2.750%	5/4/26	100	109
	Manulife Financial Corp.	4.150%	3/4/26	965	1,009
	Marsh & McLennan Cos. Inc.	2.350%	9/10/19	180	181
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	900	906
	MetLife Inc.	4.368%	9/15/23	1,450	1,559
9	Metropolitan Life Global Funding I	3.000%	1/10/23	295	296
9	Metropolitan Life Global Funding I	3.450%	12/18/26	500	503
	Old Republic International Corp.	3.875%	8/26/26	370	352
	Principal Financial Group Inc.	3.100%	11/15/26	225	216
	Progressive Corp.	2.450%	1/15/27	460	427
6	Progressive Corp.	6.700%	6/15/67	380	372
	Prudential Financial Inc.	4.500%	11/15/20	20	21
	Reinsurance Group of America Inc.	4.700%	9/15/23	170	180
	Reinsurance Group of America Inc.	3.950%	9/15/26	2,095	2,072
9	Reliance Standard Life Global Funding II	2.375%	5/4/20	240	236
9	Swiss Re Treasury US Corp.	2.875%	12/6/22	130	128
9	TIAA Asset Management Finance Co. LLC	4.125%	11/1/24	246	249
	Trinity Acquisition plc	4.625%	8/15/23	350	361
	Trinity Acquisition plc	6.125%	8/15/43	102	109
	UnitedHealth Group Inc.	3.750%	7/15/25	230	238

	XLIT Ltd.	6.375%	11/15/24	998	1,162

	Real Estate Investment Trusts (1.7%)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	345	340
	Boston Properties LP	2.750%	10/1/26	60	55
	Brandywine Operating Partnership LP	3.950%	2/15/23	113	112
	Brandywine Operating Partnership LP	4.100%	10/1/24	294	288
	Brandywine Operating Partnership LP	4.550%	10/1/29	1,213	1,184
	Brixmor Operating Partnership LP	3.850%	2/1/25	60	59
	Brixmor Operating Partnership LP	4.125%	6/15/26	825	820
	Columbia Property Trust Operating
	Partnership LP	3.650%	8/15/26	213	201
9	Goodman Australia Industrial Fund	3.400%	9/30/26	500	474
	HCP Inc.	3.400%	2/1/25	145	139
	HCP Inc.	4.000%	6/1/25	200	197
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	759	758
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	200	190
	Kilroy Realty LP	4.375%	10/1/25	1,925	1,965
	Kilroy Realty LP	4.250%	8/15/29	105	102
	Liberty Property LP	4.400%	2/15/24	1,250	1,312
	Mid-America Apartments LP	4.000%	11/15/25	380	383
	Omega Healthcare Investors Inc.	5.250%	1/15/26	1,025	1,048
	Omega Healthcare Investors Inc.	4.500%	4/1/27	625	594
	Simon Property Group LP	3.250%	11/30/26	375	367
10	Welltower Inc.	4.800%	11/20/28	122	173
					71,007
Industrial (12.8%)
	Basic Industry (0.7%)
	Agrium Inc.	3.375%	3/15/25	600	583
	Agrium Inc.	5.250%	1/15/45	400	418
9	Air Liquide Finance SA	2.500%	9/27/26	200	188
9	Air Liquide Finance SA	3.500%	9/27/46	200	183
	Barrick North America Finance LLC	5.700%	5/30/41	200	205
9	CF Industries Inc.	3.400%	12/1/21	110	109
	CF Industries Inc.	3.450%	6/1/23	75	68
9	CF Industries Inc.	4.500%	12/1/26	230	226
	CF Industries Inc.	4.950%	6/1/43	300	250
	Dow Chemical Co.	8.550%	5/15/19	187	214
12	Eastman Chemical Co.	1.500%	5/26/23	200	217
11	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	50	36
	Goldcorp Inc.	3.700%	3/15/23	300	295
	International Paper Co.	4.400%	8/15/47	200	189
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	100	101
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	100	109
	Potash Corp. of Saskatchewan Inc.	3.625%	3/15/24	200	198
	Syngenta Finance NV	4.375%	3/28/42	75	66
	Vale Overseas Ltd.	5.625%	9/15/19	30	32
	Vale Overseas Ltd.	5.875%	6/10/21	95	99
	Vale Overseas Ltd.	6.875%	11/21/36	400	395
	Valspar Corp.	3.300%	2/1/25	100	96

	Capital Goods (0.8%)
	Caterpillar Inc.	4.300%	5/15/44	365	379
9	CRH America Inc.	5.125%	5/18/45	300	310
	Embraer Netherlands Finance BV	5.050%	6/15/25	1,600	1,591
	General Electric Capital Corp.	6.750%	3/15/32	657	871
	General Electric Capital Corp.	6.150%	8/7/37	300	386

	Illinois Tool Works Inc.	2.650%	11/15/26	435	415
	John Deere Capital Corp.	2.800%	3/6/23	450	449
	Roper Technologies Inc.	2.800%	12/15/21	140	140
	Roper Technologies Inc.	3.800%	12/15/26	240	242
	Spirit AeroSystems Inc.	3.850%	6/15/26	235	229
	United Rentals North America Inc.	4.625%	7/15/23	285	291
	United Rentals North America Inc.	5.500%	5/15/27	105	104

	Communication (1.8%)
	21st Century Fox America Inc.	3.000%	9/15/22	120	119
	21st Century Fox America Inc.	4.950%	10/15/45	120	123
	America Movil SAB de CV	5.000%	3/30/20	500	533
	America Movil SAB de CV	6.375%	3/1/35	300	348
	American Tower Corp.	4.700%	3/15/22	610	651
10	AT&T Inc.	5.875%	4/28/17	100	125
	AT&T Inc.	5.350%	9/1/40	200	204
	AT&T Inc.	4.800%	6/15/44	600	568
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	120	126
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.384%	10/23/35	200	228
	Crown Castle International Corp.	2.250%	9/1/21	1,000	964
	Deutsche Telekom International Finance BV	8.750%	6/15/30	250	367
	Electronic Arts Inc.	4.800%	3/1/26	120	126
	Grupo Televisa SAB	6.125%	1/31/46	600	595
	Moody's Corp.	5.250%	7/15/44	460	503
	Orange SA	5.375%	1/13/42	160	179
11	Telstra Corp. Ltd.	4.000%	9/16/22	190	140
	Time Warner Cable LLC	5.500%	9/1/41	120	123
	Verizon Communications Inc.	5.150%	9/15/23	435	480
	Verizon Communications Inc.	4.150%	3/15/24	920	957
	Verizon Communications Inc.	2.625%	8/15/26	900	828
	Verizon Communications Inc.	5.050%	3/15/34	450	474
	Verizon Communications Inc.	4.400%	11/1/34	450	442
	Verizon Communications Inc.	3.850%	11/1/42	950	819
	Verizon Communications Inc.	4.862%	8/21/46	400	405
	Verizon Communications Inc.	5.012%	8/21/54	525	521
	Viacom Inc.	3.450%	10/4/26	100	92
	Viacom Inc.	4.375%	3/15/43	500	398

	Consumer Cyclical (1.5%)
	AutoZone Inc.	3.125%	4/21/26	250	240
9	BMW US Capital LLC	2.000%	4/11/21	170	166
9	BMW US Capital LLC	2.800%	4/11/26	175	169
	CVS Health Corp.	2.800%	7/20/20	10	10
	Ford Motor Co.	4.750%	1/15/43	420	397
	Ford Motor Credit Co. LLC	3.336%	3/18/21	1,200	1,208
	General Motors Co.	4.000%	4/1/25	240	235
	General Motors Co.	6.600%	4/1/36	300	339
	General Motors Financial Co. Inc.	3.500%	7/10/19	510	519
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	309
	General Motors Financial Co. Inc.	5.250%	3/1/26	650	676
9	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	300	297
	Kohl's Corp.	4.250%	7/17/25	175	175
	Kohl's Corp.	5.550%	7/17/45	250	238
	Lowe's Cos. Inc.	5.800%	10/15/36	200	242

	Lowe's Cos. Inc.	5.800%	4/15/40	100	123
	Lowe's Cos. Inc.	4.375%	9/15/45	150	154
	McDonald's Corp.	3.500%	7/15/20	240	249
	McDonald's Corp.	4.700%	12/9/35	420	444
	NVR Inc.	3.950%	9/15/22	75	76
11	Toyota Motor Credit Corp.	2.750%	7/26/21	30	21
	Visa Inc.	3.150%	12/14/25	355	356
	Visa Inc.	4.150%	12/14/35	240	250
11	Volkswagen Financial Services Australia Pty
	Ltd.	3.250%	8/13/19	40	29
	Wal-Mart Stores Inc.	2.550%	4/11/23	300	297
	Wal-Mart Stores Inc.	5.250%	9/1/35	480	571
	Wal-Mart Stores Inc.	5.625%	4/1/40	210	259
	Walgreens Boots Alliance Inc.	2.600%	6/1/21	180	178
	Walgreens Boots Alliance Inc.	3.800%	11/18/24	440	446
	Walgreens Boots Alliance Inc.	4.650%	6/1/46	500	507

	Consumer Noncyclical (3.1%)
	Abbott Laboratories	4.750%	11/30/36	500	508
	AbbVie Inc.	2.300%	5/14/21	205	200
	AbbVie Inc.	3.600%	5/14/25	1,225	1,207
	AbbVie Inc.	4.700%	5/14/45	285	279
	Actavis Funding SCS	3.000%	3/12/20	450	456
	Actavis Funding SCS	3.850%	6/15/24	300	302
	Actavis Funding SCS	4.550%	3/15/35	1,200	1,178
	Actavis Funding SCS	4.750%	3/15/45	150	147
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	300	304
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	750	788
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	650	702
12	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	173	199
	Archer-Daniels-Midland Co.	4.535%	3/26/42	100	105
12	Becton Dickinson & Co.	1.900%	12/15/26	200	217
	Biogen Inc.	4.050%	9/15/25	135	138
	Biogen Inc.	5.200%	9/15/45	190	203
12	Bunge Finance Europe BV	1.850%	6/16/23	800	867
	Celgene Corp.	5.250%	8/15/43	300	315
	Conagra Brands Inc.	3.250%	9/15/22	500	501
	Constellation Brands Inc.	4.750%	11/15/24	140	149
	Express Scripts Holding Co.	3.900%	2/15/22	200	207
	Express Scripts Holding Co.	4.500%	2/25/26	910	936
	Express Scripts Holding Co.	4.800%	7/15/46	300	287
	Gilead Sciences Inc.	5.650%	12/1/41	610	704
	Gilead Sciences Inc.	4.750%	3/1/46	105	109
9	Grupo Bimbo SAB de CV	3.875%	6/27/24	1,000	990
9	Grupo Bimbo SAB de CV	4.875%	6/27/44	400	365
	JM Smucker Co.	3.500%	3/15/25	240	241
12	Kraft Heinz Foods Co.	2.250%	5/25/28	300	322
	Kraft Heinz Foods Co.	4.375%	6/1/46	100	94
	Mead Johnson Nutrition Co.	3.000%	11/15/20	450	454
	Mead Johnson Nutrition Co.	4.600%	6/1/44	300	286
	Medtronic Inc.	3.625%	3/15/24	130	135
	Medtronic Inc.	3.500%	3/15/25	70	72
	Medtronic Inc.	4.375%	3/15/35	150	158
	Medtronic Inc.	5.550%	3/15/40	240	280
12	Merck & Co. Inc.	1.375%	11/2/36	100	101
12	Molson Coors Brewing Co.	1.250%	7/15/24	100	105
9	Mylan NV	3.950%	6/15/26	705	659
	Newell Brands Inc.	5.500%	4/1/46	180	206

	Northwell Healthcare Inc.	3.979%	11/1/46	15	14
	Quest Diagnostics Inc.	3.450%	6/1/26	100	98
	Reynolds American Inc.	4.450%	6/12/25	150	158
	Reynolds American Inc.	5.700%	8/15/35	400	459
	Reynolds American Inc.	7.250%	6/15/37	300	395
	Reynolds American Inc.	5.850%	8/15/45	150	177
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	750	700
	Stryker Corp.	4.625%	3/15/46	210	213
	Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	442	493
12	Thermo Fisher Scientific Inc.	1.375%	9/12/28	418	418
	Tyson Foods Inc.	4.875%	8/15/34	150	154
	Tyson Foods Inc.	5.150%	8/15/44	400	410
12	Zimmer Biomet Holdings Inc.	2.425%	12/13/26	200	214

	Energy (2.5%)
	Anadarko Petroleum Corp.	3.450%	7/15/24	550	539
	Anadarko Petroleum Corp.	5.550%	3/15/26	250	280
	Anadarko Petroleum Corp.	6.600%	3/15/46	600	740
	Apache Corp.	3.625%	2/1/21	240	248
	Apache Corp.	5.100%	9/1/40	100	105
	BP Capital Markets plc	2.521%	1/15/20	110	111
	BP Capital Markets plc	2.112%	9/16/21	100	98
	BP Capital Markets plc	3.245%	5/6/22	300	305
	BP Capital Markets plc	2.750%	5/10/23	450	442
	BP Capital Markets plc	3.506%	3/17/25	300	302
	Columbia Pipeline Group Inc.	4.500%	6/1/25	240	252
	ConocoPhillips Co.	4.200%	3/15/21	300	318
	ConocoPhillips Co.	4.950%	3/15/26	475	523
	ConocoPhillips Co.	5.950%	3/15/46	180	224
	Devon Energy Corp.	4.000%	7/15/21	200	205
	Devon Energy Corp.	3.250%	5/15/22	300	298
	Devon Energy Corp.	5.000%	6/15/45	325	320
	Energy Transfer Partners LP	6.700%	7/1/18	230	245
	Energy Transfer Partners LP	9.700%	3/15/19	260	298
	Energy Transfer Partners LP	5.200%	2/1/22	642	687
	Energy Transfer Partners LP	4.750%	1/15/26	500	516
	EnLink Midstream Partners LP	4.850%	7/15/26	200	200
	Enterprise Products Operating LLC	6.650%	10/15/34	180	215
	EOG Resources Inc.	2.625%	3/15/23	180	174
	EOG Resources Inc.	3.900%	4/1/35	120	114
	Kinder Morgan Inc.	7.800%	8/1/31	70	86
	Marathon Oil Corp.	3.850%	6/1/25	200	193
	MPLX LP	4.875%	12/1/24	400	409
	Occidental Petroleum Corp.	3.000%	2/15/27	750	724
	Occidental Petroleum Corp.	4.400%	4/15/46	100	101
	Plains All American Pipeline LP / PAA
	Finance Corp.	6.500%	5/1/18	150	159
	Schlumberger Investment SA	3.650%	12/1/23	450	470
	Shell International Finance BV	2.250%	1/6/23	210	202
	Shell International Finance BV	3.250%	5/11/25	85	85
	Shell International Finance BV	2.875%	5/10/26	500	482
	Shell International Finance BV	2.500%	9/12/26	265	248
	Shell International Finance BV	3.625%	8/21/42	150	135
	Shell International Finance BV	4.000%	5/10/46	300	286
	Spectra Energy Partners LP	4.750%	3/15/24	150	160
	Spectra Energy Partners LP	3.500%	3/15/25	180	176
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	350	345
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	700	817

	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	90	109
	Total Capital Canada Ltd.	2.750%	7/15/23	250	247
	Total Capital International SA	3.750%	4/10/24	285	298
	Transocean Inc.	4.250%	10/15/17	750	750
	Valero Energy Partners LP	4.375%	12/15/26	165	167
	Williams Partners LP	4.125%	11/15/20	180	187
	Williams Partners LP	3.900%	1/15/25	817	800
	Williams Partners LP	4.000%	9/15/25	270	267

	Other Industrial (0.2%)
	CBRE Services Inc.	4.875%	3/1/26	500	499
9	CK Hutchison International 16 Ltd.	2.750%	10/3/26	240	223
12	Fluor Corp.	1.750%	3/21/23	100	110
12	Kennedy Wilson Europe Real Estate plc	3.250%	11/12/25	200	214

	Technology (1.4%)
	Analog Devices Inc.	3.500%	12/5/26	220	218
8,11 Apple Inc.		2.410%	8/28/19	500	360
	Apple Inc.	3.850%	5/4/43	860	825
	Apple Inc.	3.450%	2/9/45	170	150
	Avnet Inc.	3.750%	12/1/21	35	35
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	530	548
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.875%	6/15/21	95	101
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.450%	6/15/23	490	520
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	7.125%	6/15/24	95	105
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	410	443
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	450	536
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.350%	7/15/46	50	62
	Equifax Inc.	3.250%	6/1/26	75	72
	Fidelity National Information Services Inc.	1.450%	6/5/17	75	75
	Fidelity National Information Services Inc.	4.500%	10/15/22	500	532
	Fidelity National Information Services Inc.	4.500%	8/15/46	500	475
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	513
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	700	700
	Pitney Bowes Inc.	3.375%	10/1/21	145	140
	Total System Services Inc.	4.800%	4/1/26	500	536
	Tyco Electronics Group SA	4.875%	1/15/21	65	70
	Tyco Electronics Group SA	3.500%	2/3/22	90	93
	Tyco Electronics Group SA	7.125%	10/1/37	120	156
	Verisk Analytics Inc.	5.800%	5/1/21	84	93
	Verisk Analytics Inc.	4.000%	6/15/25	300	304
	Verisk Analytics Inc.	5.500%	6/15/45	525	554
	Xerox Corp.	6.350%	5/15/18	80	84
	Xerox Corp.	2.800%	5/15/20	5	5
	Xerox Corp.	2.750%	9/1/20	75	74
	Xerox Corp.	4.500%	5/15/21	200	208

	Transportation (0.8%)
9	Air Canada	7.750%	4/15/21	60	67
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	200	235

6	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	120	131
6,13 Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	42	48
6	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	899	1,032
6	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	68	78
6	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	52	53
	Kansas City Southern	3.125%	6/1/26	230	219
	Kansas City Southern	4.300%	5/15/43	650	601
6	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	89	97
6	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	1,698	1,826
	Union Pacific Corp.	3.799%	10/1/51	220	204
6	United Airlines 2014-2 Class B Pass Through
	Trust	4.625%	3/3/24	316	321
6	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	50	54
9	WestJet Airlines Ltd.	3.500%	6/16/21	320	320
					80,262
Utilities (2.1%)
	Electric (1.7%)
9	AEP Transmission Co. LLC	3.100%	12/1/26	165	162
	Arizona Public Service Co.	2.550%	9/15/26	165	155
	Baltimore Gas & Electric Co.	6.350%	10/1/36	150	190
9	Cleco Corporate Holdings LLC	4.973%	5/1/46	250	255
	CMS Energy Corp.	3.600%	11/15/25	150	152
	Commonwealth Edison Co.	6.450%	1/15/38	223	292
9	EDP Finance BV	4.125%	1/15/20	1,200	1,226
9	EDP Finance BV	5.250%	1/14/21	100	106
9	Emera US Finance LP	2.700%	6/15/21	110	109
9	Emera US Finance LP	4.750%	6/15/46	700	700
	Entergy Louisiana LLC	2.400%	10/1/26	320	298
	Entergy Louisiana LLC	3.050%	6/1/31	350	331
	Entergy Louisiana LLC	4.950%	1/15/45	300	309
	Entergy Mississippi Inc.	2.850%	6/1/28	510	484
	FirstEnergy Corp.	4.250%	3/15/23	989	1,022
9	Fortis Inc.	3.055%	10/4/26	725	676
	Georgia Power Co.	2.400%	4/1/21	105	104
	LG&E & KU Energy LLC	4.375%	10/1/21	150	160
	MidAmerican Energy Co.	5.800%	10/15/36	230	279
	Pacific Gas & Electric Co.	6.050%	3/1/34	200	250
	Pacific Gas & Electric Co.	6.250%	3/1/39	300	382
	Pacific Gas & Electric Co.	4.450%	4/15/42	20	21
	Pacific Gas & Electric Co.	4.000%	12/1/46	10	10
	PacifiCorp	5.250%	6/15/35	275	316
	PacifiCorp	6.100%	8/1/36	200	252
	Puget Energy Inc.	3.650%	5/15/25	350	345
	Puget Sound Energy Inc.	6.274%	3/15/37	100	125
	Puget Sound Energy Inc.	5.795%	3/15/40	120	146
	South Carolina Electric & Gas Co.	6.050%	1/15/38	100	124
	South Carolina Electric & Gas Co.	4.350%	2/1/42	150	152
6	Southern Co.	5.500%	3/15/57	235	237
12	Southern Power Co.	1.000%	6/20/22	300	318
	Southwestern Electric Power Co.	2.750%	10/1/26	445	419
	Southwestern Public Service Co.	3.300%	6/15/24	150	152

	Southwestern Public Service Co.	4.500%	8/15/41	210	222
	Virginia Electric & Power Co.	2.950%	11/15/26	250	243
	Westar Energy Inc.	2.550%	7/1/26	240	225

	Natural Gas (0.4%)
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	955	1,079
9	Engie SA	2.875%	10/10/22	75	74
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	75	72
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	200	185
	Southwest Gas Corp.	3.800%	9/29/46	885	804
					13,163
Total Corporate Bonds (Cost $168,041)					164,432
Sovereign Bonds (5.2%)
6	Bermuda	3.717%	1/25/27	250	235
	BOC Aviation Ltd.	3.875%	5/9/19	200	206
9	CDP Financial Inc.	4.400%	11/25/19	600	641
9	Comision Federal de Electricidad	4.750%	2/23/27	200	193
	Corp Andina de Fomento	2.125%	9/27/21	750	726
9	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	570	554
9	CPPIB Capital Inc.	1.250%	9/20/19	200	197
	Electricite de France SA	3.625%	10/13/25	600	599
	Export-Import Bank of Korea	2.250%	1/21/20	1,200	1,189
	Export-Import Bank of Korea	5.125%	6/29/20	500	542
	Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	200	206
9	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	300	298
14	Japan	0.000%	3/6/17	160,000	1,370
14	Japan	0.000%	5/12/17	330,000	2,826
	Kingdom of Saudi Arabia	2.375%	10/26/21	350	339
	Nexen Energy ULC	6.400%	5/15/37	300	364
9	NongHyup Bank	1.875%	9/12/21	500	475
	Petrobras Global Finance BV	4.875%	3/17/20	130	129
	Petrobras International Finance Co. SA	7.875%	3/15/19	318	341
	Petrobras International Finance Co. SA	5.750%	1/20/20	210	213
9	Petroleos Mexicanos	5.500%	2/4/19	470	490
	Petroleos Mexicanos	8.000%	5/3/19	115	127
	Petroleos Mexicanos	5.500%	1/21/21	2,375	2,451
9	Petroleos Mexicanos	5.375%	3/13/22	350	358
9	Province of Alberta Canada	2.050%	8/17/26	500	461
	Province of Ontario	1.625%	1/18/19	1,000	998
	Province of Ontario	2.000%	1/30/19	500	503
	Province of Ontario	2.500%	4/27/26	50	48
	Province of Quebec	7.125%	2/9/24	200	249
	Province of Quebec	7.500%	9/15/29	75	104
	Republic of Chile	3.125%	3/27/25	500	496
	Republic of Colombia	4.375%	7/12/21	2,650	2,767
	Republic of Hungary	6.250%	1/29/20	1,200	1,312
	Republic of Hungary	5.750%	11/22/23	150	166
12	Republic of Indonesia	3.750%	6/14/28	200	214
	Republic of Indonesia	5.125%	1/15/45	600	599
	Republic of Kazakhstan	4.875%	10/14/44	200	191
	Republic of Lithuania	7.375%	2/11/20	300	342
9	Republic of Lithuania	7.375%	2/11/20	300	342
	Republic of Lithuania	6.125%	3/9/21	365	409
	Republic of Namibia	5.250%	10/29/25	300	293
6	Republic of Panama	4.000%	9/22/24	600	610
	Republic of Poland	5.125%	4/21/21	615	670
	Republic of Poland	5.000%	3/23/22	70	76

Republic of South Africa	5.875%	9/16/25	220	235
Republic of Turkey	7.000%	6/5/20	600	644
Republic of Turkey	5.625%	3/30/21	585	599
Republic of Turkey	4.875%	4/16/43	950	761
State of Israel	4.500%	1/30/43	200	200
Statoil ASA	2.450%	1/17/23	600	585
United Mexican States	3.625%	3/15/22	2,210	2,219
United Mexican States	6.050%	1/11/40	500	541
United Mexican States	4.350%	1/15/47	200	172
6 Uruguay	5.100%	6/18/50	200	180
YPF SA	8.875%	12/19/18	600	653
Total Sovereign Bonds (Cost $33,456)				32,708
Taxable Municipal Bonds (0.3%)
California GO	7.550%	4/1/39	500	742
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	200	243
Illinois GO	5.100%	6/1/33	900	804
Total Taxable Municipal Bonds (Cost $1,878)				1,789
			Shares
Temporary Cash Investment (2.8%)
Money Market Fund (3.0%)
15 Vanguard Market Liquidity Fund (Cost
$17,599)	0.823%		175,976	17,600
Total Investments (101.6%) (Cost $651,196)				636,749
Liability for Options Written (0.0%)
Written Options on Futures (0.0%)		Expiration Date	Contract
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $121.50		1/27/17	20	(1)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $122.50		1/27/17	4	(1)
Put Options on 10-year U.S. Treasury Note
Futures Contracts, Strike Price $122.00		2/24/17	54	(18)
Total Options on Futures Written (Premiums Received $45)				(20)
Other Assets and Liabilities-Net (-1.6%)				(10,386)
Net Assets (100%)				626,343

1 Securities with a value of $773,000 have been segregated as initial margin for open cleared swap contracts.
2 Securities with a value of $949,000 have been segregated as initial margin for open futures contracts.
3 U.S. government-guaranteed.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
7 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2016.
8 Adjustable-rate security.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $55,087,000, representing 8.8% of net assets.
10 Face amount denominated in British pounds.
11 Face amount denominated in Australian dollars.
12 Face amount denominated in euro.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.

14 Face amount denominated in Japanese yen.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	342,572	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	77,648	—
Corporate Bonds	—	164,432	—
Sovereign Bonds	—	32,708	—
Taxable Municipal Bonds	—	1,789	—
Temporary Cash Investments	17,600	—	—
Liability for Option Written	(20)	—	—
Futures Contracts—Assets[1]	152	—	—
Futures Contracts—Liabilities[1]	(153)	—	—
Forward Currency Contracts--Assets	—	532	—
Forward Currency Contracts--Liabilities	—	(19)	—
Swap Contracts—Assets	17[1]	19	—
Swap Contracts—Liabilities	(6)[1]	(89)	—
Total	17,590	619,592	—

1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				(000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	March 2017	229	49,621	7
10-Year Ultra U.S. Treasury Note	December 2016	(222)	(29,762)	193
Ultra Long U.S. Treasury Bond	March 2017	126	20,192	53
AUD 90-Day Bank Bill	March 2017	(7)	(5,029)	—
30-Year U.S. Treasury Bond	March 2017	24	3,616	53
10-Year U.S. Treasury Note	March 2017	(21)	(2,610)	(7)
Euro-Bund	March 2017	(15)	(2,592)	(36)
5-Year U.S. Treasury Note	March 2017	(22)	(2,589)	(6)
Euro-Bobl	March 2017	(13)	(1,829)	(15)
AUD 3-Year Treasury Bond	March 2017	(20)	(1,609)	2
Long Gilt	March 2017	(6)	(930)	(17)
Euro-Buxl	March 2017	(2)	(365)	(4)
				223

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 90-Day Bank Bill and AUD 3-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

G. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital
Services LLC	1/12/17	EUR	310	USD	331	(4)

Citibank, N.A.	1/12/17	EUR	288	USD	300	3
Morgan Stanley Capital
Services LLC	1/12/17	GBP	200	USD	253	(6)
JPMorgan Chase Bank
N.A.	1/12/17	EUR	167	USD	179	(2)

Citibank, N.A.	1/12/17	AUD	150	USD	109	(1)
JPMorgan Chase Bank
N.A.	1/12/17	GBP	150	USD	186	(1)

Goldman Sachs Bank AG	1/12/17	EUR	100	USD	106	(1)

Barclays Capital	1/12/17	AUD	80	USD	60	(2)

BNP Paribas	1/12/17	EUR	61	USD	65	(1)

Goldman Sachs Bank AG	1/12/17	GBP	40	USD	51	(1)

Barclays Capital	1/12/17	EUR	19	USD	20	-

Citibank, N.A.	1/12/17	USD	6,767	EUR	6,369	57
JPMorgan Chase Bank
N.A.	5/12/17	USD	3,122	JPY	330,000	278
JPMorgan Chase Bank
N.A.	1/12/17	USD	2,724	AUD	3,643	96

Citibank, N.A.	1/12/17	USD	2,067	GBP	1,663	17

JPMorgan Chase Bank
N.A.	3/6/17	USD	1,427	JPY	160,000	54

Citibank, N.A.	1/12/17	USD	412	AUD	550	16

Barclays Capital	1/12/17	USD	327	AUD	440	10

Goldman Sachs Bank AG	1/12/17	USD	109	AUD	150	1

Goldman Sachs Bank AG	1/12/17	USD	26	EUR	25	-
JPMorgan Chase Bank
N.A.	1/12/17	USD	23	EUR	22	-
JPMorgan Chase Bank
N.A.	1/12/17	USD	16	GBP	13	-

						513

H. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At period ended December 31, 2016, the fund had the following open swap contracts:

Centrally Cleared Credit Default Swaps
					Remaining
					Up-Front	Periodic
					Premium	Premium	Unrealized
				Notional	Received	Received	Appreciation
				Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Clearinghouse		(000)	($000)	(%)	($000)
Credit Protection
Purchased
CDX-NA-IG-S27-
V1	12/20/21	ICE	USD	13,185	-	(1.000)	(42)
iTraxx Europe
Senior Financials-
S26-V1	12/20/21	ICE	EUR	1,745	-	(1.000)	-
iTraxx Europe
Crossover-S26-
V1	12/20/21	ICE	EUR	600	-	(5.000)	(10)
iTraxx Europe-
S26-V1	12/20/21	ICE	EUR	5,035	-	(1.000)	3

Total							(49)

EUR--Euro.
ICE--Intercontinental Exchange.
USD--U.S. dollar.

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	70	-	1.000	-
Berkshire
Hathaway
Inc./Aa2	6/20/21	GSI	55	-	1.000	-
Berkshire
Hathaway
Inc./Aa2	6/20/21	BARC	125	(1)	1.000	1
Berkshire
Hathaway
Inc./Aa2	6/20/21	BARC	160	1	1.000	2

Kohls Corp./Baa2	6/20/21	GSI	35	1	1.000	-

Kohls Corp./Baa2	6/20/21	GSI	35	1	1.000	-

Kohls Corp./Baa2	6/20/21	GSI	70	2	1.000	-

Metlife Inc./A3	12/20/21	BARC	100	-	1.000	-
Republic of
Peru/A3	12/20/21	CITNA	1,400	15	1.000	8

Total						11

Credit Protection Purchased

Avnet Inc.	12/20/21	GSI	35	-	(1.000)	-
Banco Bilbao
Vizcaya Argentaria
SA	6/20/21	BOANA	505	(13)	(1.000)	(11)

CMBX-NA-AAA-9	9/17/58	GSI	170	(6)	(0.500)	(3)

CMBX-NA-AAA-9	9/17/58	JPM	90	(3)	(0.500)	(1)

CMBX-NA-AAA-9	9/17/58	CSFBI	280	(15)	(0.500)	(9)

CMBX-NA-AAA-9	9/17/58	GSI	80	(5)	(0.500)	(3)

CMBX-NA-AAA-9	9/17/58	MSCS	90	(5)	(0.500)	(3)

CMBX-NA-AAA-9	9/17/58	JPM	90	(5)	(0.500)	(3)

CMBX-NA-AAA-9	9/17/58	GSI	20	(1)	(0.500)	-

CMBX-NA-AAA-9	9/17/58	CSFBI	90	(4)	(0.500)	(2)

CMBX-NA-AAA-9	9/17/58	CSFBI	110	(4)	(0.500)	(2)

CMBX-NA-AAA-9	9/17/58	MSCS	100	(4)	(0.500)	(2)

Commerzbank AG	6/20/21	BOANA	505	(8)	(1.000)	(7)
Federative
Republic of Brazil	6/20/21	GSI	150	(15)	(1.000)	(6)
Lincoln National
Corp.	12/20/21	BARC	100	-	(1.000)	-
Lincoln National
Corp.	6/20/21	BARC	25	(1)	(1.000)	(1)
Lincoln National
Corp.	6/20/21	BARC	35	-	(1.000)	-
People's Republic
of China	12/20/21	GSI	300	(4)	(1.000)	(1)
People's Republic
of China	12/20/21	GSI	200	(2)	(1.000)	-
People's Republic
of China	12/20/21	BNPSW	700	-	(1.000)	5
Republic of
Colombia	12/20/21	CITNA	625	(23)	(1.000)	(6)

Republic of Korea	12/20/21	JPMC	1,100	25	(1.000)	(5)

Republic of Turkey	12/20/21	BARC	800	(70)	(1.000)	(11)

Republic of Turkey	12/20/21	MSCS	475	(33)	(1.000)	2

Republic of Turkey	12/20/21	CITNA	1,100	(92)	(1.000)	(11)
Societe Generale
SA	12/20/21	JPMC	325	2	(1.000)	(1)
Societe Generale
SA	12/20/21	BNPSW	200[1]	1	(1.000)	(1)
Standard
Chartered Bank	12/20/21	JPMC	185	-	(1.000)	1

Total						(81)
						(70)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in Euro.
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA--Citibank, N.A.
CSFBI--Credit Suisse First Boston International.
GSI--Goldman Sachs International.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps
				Fixed	Floating
				Interest	Interest
				Rate	Rate	Unrealized
	Future		Notional	Received	Received	Appreciation
	Effective		Amount	(Paid)	(Paid)	(Depreciation)
Termination Date	Date	Clearinghouse	($000)	(%)	(%)	($000)
3/15/18	3/15/17[1]	CME	1,337	1.250	(0.000)[2]	(1)
3/15/19	3/15/17[1]	CME	4,735	1.250	(0.000)[2]	(7)
3/15/20	3/15/17[1]	CME	7,316	1.500	(0.000)[2]	(19)
3/15/21	3/15/17[1]	CME	1,899	1.500	(0.000)[2]	(6)
5/31/21	4/5/17[1]	LCH	2,000	(1.781)	0.000[2]	13
3/15/22	3/15/17[1]	CME	1,418	1.500	(0.000)[2]	(4)
3/15/24	3/15/17[1]	CME	360	1.750	(0.000)[2]	(3)
Total						(27)

CME--Chicago Mercantile Exchange.
LCH--London Clearing House.
1 Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

At December 31, 2016, counterparties had deposited in segregated accounts securities with a value of $260,000 in connection with open forward currency and swap contracts.

I. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

J. At December 31, 2016, the cost of investment securities for tax purposes was $651,310,000. Net unrealized depreciation of investment securities for tax purposes was $14,561,000, consisting of unrealized gains of $1,726,000 on securities that had risen in value since their purchase and $16,287,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Bond Fund

Schedule of Investments

As of December 31, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Argentina (0.6%)
Sovereign Bonds (0.6%)
1 Argentine Republic	2.500%	12/31/38	100	62
Total Argentina (Cost $70)				62
Armenia (1.9%)
Sovereign Bonds (1.9%)
Republic of Armenia	7.150%	3/26/25	200	210
Total Armenia (Cost $217)				210
Brazil (3.9%)
Sovereign Bonds (3.9%)
Petrobras Global Finance BV	4.875%	3/17/20	64	64
Petrobras International Finance Co. SA	7.875%	3/15/19	100	107
Petrobras International Finance Co. SA	5.750%	1/20/20	256	259
Total Brazil (Cost $414)				430
China (3.3%)
Sovereign Bonds (3.3%)
Nexen Energy ULC	6.400%	5/15/37	100	121
Sinopec Group Overseas Development 2013
Ltd.	4.375%	10/17/23	225	236
Total China (Cost $353)				357
Colombia (2.9%)
Sovereign Bonds (2.9%)
Republic of Colombia	4.375%	7/12/21	300	313
Total Colombia (Cost $319)				313
Costa Rica (1.4%)
Sovereign Bonds (1.4%)
Republic of Costa Rica	5.625%	4/30/43	200	157
Total Costa Rica (Cost $154)				157
Cote d'Ivoire (1.7%)
Sovereign Bonds (1.7%)
1 Republic of Cote d'Ivoire	5.750%	12/31/32	198	183
Total Cote d’Ivoire (Cost $178)				183
Croatia (1.5%)
Sovereign Bonds (1.5%)
Republic of Croatia	6.750%	11/5/19	150	163
Total Croatia (Cost $161)				163
Dominican Republic (3.5%)
Sovereign Bonds (3.5%)
1 Dominican Republic	7.500%	5/6/21	125	135
1 Dominican Republic	5.875%	4/18/24	150	150
Dominican Republic	7.450%	4/30/44	100	101

Total Dominican Republic (Cost $393)				386
Ecuador (2.0%)
Sovereign Bonds (2.0%)
Republic of Ecuador	10.750%	3/28/22	200	217
Total Ecuador (Cost $200)				217
Guatemala (1.7%)
Sovereign Bonds (1.7%)
Republic of Guatemala	4.500%	5/3/26	200	191
Total Guatemala (Cost $198)				191
Hungary (5.6%)
Sovereign Bonds (5.6%)
Republic of Hungary	6.375%	3/29/21	150	168
Republic of Hungary	5.375%	2/21/23	260	282
Republic of Hungary	5.750%	11/22/23	150	166
Total Hungary (Cost $616)				616
Indonesia (3.4%)
Sovereign Bonds (3.4%)
2 Republic of Indonesia	8.375%	9/15/26	930,000	71
Republic of Indonesia	5.250%	1/17/42	300	301
Total Indonesia (Cost $383)				372
Kazakhstan (3.4%)
Sovereign Bonds (3.4%)
KazMunayGas National Co. JSC	9.125%	7/2/18	130	141
Republic of Kazakhstan	3.875%	10/14/24	225	226
Total Kazakhstan (Cost $356)				367
Lebanon (0.9%)
Sovereign Bonds (0.9%)
Republic of Lebanon	6.100%	10/4/22	100	97
Total Lebanon (Cost $98)				97
Lithuania (4.5%)
Sovereign Bonds (4.5%)
3 Republic of Lithuania	7.375%	2/11/20	165	188
Republic of Lithuania	7.375%	2/11/20	100	114
Republic of Lithuania	6.125%	3/9/21	170	191
Total Lithuania (Cost $499)				493
Mexico (12.0%)
Sovereign Bonds (12.0%)
3 Comision Federal de Electricidad	4.750%	2/23/27	200	193
Petroleos Mexicanos	5.500%	1/21/21	230	237
3 Petroleos Mexicanos	5.375%	3/13/22	200	204
United Mexican States	3.625%	3/15/22	365	367
4 United Mexican States	7.500%	6/3/27	3,000	144
United Mexican States	4.350%	1/15/47	200	172
Total Mexico (Cost $1,325)				1,317
Panama (2.4%)
Sovereign Bonds (2.4%)
Republic of Panama	9.375%	4/1/29	185	261

Total Panama (Cost $285)				261
Peru (3.6%)
Sovereign Bonds (3.6%)
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	209
Republic of Peru	8.750%	11/21/33	50	73
Republic of Peru	5.625%	11/18/50	100	114
Total Peru (Cost $393)				396
Poland (2.5%)
Sovereign Bonds (2.5%)
Republic of Poland	5.000%	3/23/22	250	272
Total Poland (Cost $277)				272
Romania (0.9%)
Sovereign Bonds (0.9%)
Republic of Romania	6.125%	1/22/44	80	93
Total Romania (Cost $97)				93
Russia (3.9%)
Sovereign Bonds (3.9%)
Russian Federation	5.000%	4/29/20	400	425
Total Russia (Cost $419)				425
Serbia, Republic Of (3.8%)
Sovereign Bonds (3.8%)
Republic of Serbia	5.875%	12/3/18	200	209
Republic of Serbia	4.875%	2/25/20	200	203
Total Serbia, Republic Of (Cost $412)				412
South Africa (4.2%)
Sovereign Bonds (4.2%)
Republic of South Africa	4.665%	1/17/24	150	150
5 Republic of South Africa	6.250%	3/31/36	6,000	312
Total South Africa (Cost $436)				462
Sri Lanka (1.7%)
Sovereign Bonds (1.7%)
Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	200	189
Total Sri Lanka (Cost $202)				189
Supranational (2.8%)
Sovereign Bonds (2.8%)
3 Banque Ouest Africaine de Developpement	5.500%	5/6/21	300	308
Total Supranational (Cost $297)				308
Tunisia (1.7%)
Sovereign Bonds (1.7%)
Banque Centrale de Tunisie SA	5.750%	1/30/25	200	186
Total Tunisia (Cost $178)				186
Turkey (8.7%)
Sovereign Bonds (8.7%)
Republic of Turkey	5.625%	3/30/21	585	599
Republic of Turkey	4.875%	4/16/43	200	160
3 Turkiye Vakiflar Bankasi TAO	5.500%	10/27/21	200	187

Total Turkey (Cost $978)				946
Ukraine (3.4%)
Sovereign Bonds (3.4%)
Ukraine	7.750%	9/1/21	230	224
1 Ukreximbank Via Biz Finance plc	9.625%	4/27/22	150	147
Total Ukraine (Cost $359)				371
Uruguay (0.8%)
Sovereign Bonds (0.8%)
1 Uruguay	5.100%	6/18/50	100	90
Total Uruguay (Cost $102)				90
Venezuela (2.9%)
Sovereign Bonds (2.9%)
Bolivarian Republic of Venezuela	7.750%	10/13/19	50	28
Bolivarian Republic of Venezuela	7.650%	4/21/25	230	105
1 Bolivarian Republic of Venezuela	11.950%	8/5/31	50	28
Bolivarian Republic of Venezuela	7.000%	3/31/38	100	43
Petroleos de Venezuela SA	5.375%	4/12/27	312	118
Total Venezuela (Cost $272)				322
			Shares
Money Market Instruments (1.2%)
6 Vanguard Market Liquidity Fund (Cost $132)	0.823%		1,319	132
Total Investments (98.7%) (Cost $10,773)				10,796
Other Assets and Liabilities-Net (1.3%)[7]				146
Net Assets (100%)				10,942

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Face amount denominated in Indonesian rupiah.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $1,080,000, representing 9.9% of net assets.
4 Face amount denominated in Mexican peso.
5 Face amount denominated in South African rand.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Cash of $13,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	10,664	—
Temporary Cash Investments	132	—	—
Futures Contracts—Assets[1]	3	—	—
Forward Currency Contracts—Assets	—	16	—
Forward Currency Contracts—Liabilities	—	(7)	—
Swap Contracts—Assets	—	20	—
Swap Contracts—Liabilities	—	(23)	—
Total	135	10,670	—

1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
30-Year U.S. Treasury Bond	March 2017	1	150	—
10-Year U.S. Treasury Note	March 2017	6	746	(3)
				(3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At December 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Indonesian rupiah currency contracts, is treated as ordinary income for tax purposes.

		Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank AG	1/12/17	MXN	2,236	USD	110	(2)
BNP Paribas	1/10/17	RUB	5,239	USD	80	5
JPMorgan Chase Bank N.A.	1/12/17	MXN	284	USD	14	—
Barclays Capital	1/12/17	USD	307	ZAR	4,286	(4)
Barclays Capital	1/12/17	USD	231	AUD	310	8
JPMorgan Chase Bank N.A.	1/12/17	USD	148	MXN	3,018	2
Barclays Capital	1/12/17	USD	110	MXN	2,266	1
Citibank, N.A.	1/12/17	USD	72	PLN	303	—
BNP Paribas	1/12/17	USD	70	IDR	952,350	(1)
Citibank, N.A.	1/12/17	USD	30	EUR	29	—
						9

AUD—Australian dollar.
EUR—euro.
IDR—Indonesian rupiah.
MXN—Mexican peso.
PLN—Polish new zloty.
RUB—Russian ruble.
USD—U.S. dollar.
ZAR—South African rand.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At period ended December 31, 2016, the fund had the following open credit default swap contracts:

Over-the-Counter Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating

Federation of Malaysia/A3	12/20/21	BARC	350	3	1.000	(3)
Federative Republic of
Brazil/Ba2	6/20/21	BNPSW	250	23	1.000	8
Federative Republic of
Brazil/Ba2	12/20/21	BNPSW	67	5	1.000	—

Republic of Peru/A3	12/20/21	CITNA	380	4	1.000	2

Russian Federation/Ba1	12/20/21	GSI	350	22	1.000	8
			1,397			15

Credit Protection Purchased
People’s Republic of China	12/20/21	BNPSW	300	—	(1.000)	2
Republic of Turkey	6/20/21	JPMC	100	(7)	(1.000)	(1)
			400			1
						16

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank N.A.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.

Over-the-Counter Interest Rate Swaps
			Fixed	Floating
			Interest Rate	Interest Rate		Unrealized
		Notional	Received	Received		Appreciation
		Amount	(Paid)	(Paid)		(Depreciation)
Termination Date	Counterparty	(000)	(%)	(%)		($000)
8/6/2026	DBAG	MXN 3,000	6.075	(5.598)	[1]	(19)

G. At December 31, 2016, the cost of investment securities for tax purposes was $10,773,000. Net unrealized appreciation of investment securities for tax purposes was $23,000, consisting of unrealized gains of $195,000 on securities that had risen in value since their purchase and $172,000 in unrealized losses on securities that had fallen in value since their purchase.

DBAG-- Deutsche Bank AG.
1 Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent reset date.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 16, 2017
VANGUARD MALVERN FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 16, 2017

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File
Number 33-32548, Incorporated by Reference.